Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 15, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Capitol Bancorp Ltd.
Entity Central Index Key	0000840264
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 4,779,783
Entity Common Stock, Shares Outstanding		41,177,479
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 56,582	$ 37,162
Money market and interest-bearing deposits	270,265	315,205
Cash and cash equivalents	326,847	352,367
Loans held for sale	0	2,129
Investment securities-Note D:
Available for sale, carried at fair value	15,706	14,883
Held for long-term investment, carried at amortized cost which approximates fair value	2,736	2,737
Total investment securities	18,442	17,620
Federal Home Loan Bank and Federal Reserve Bank stock (carried on the basis of cost)-Note D	10,531	12,807
Portfolio loans, less allowance for loan losses of $63,455 in 2012 and $85,788 in 2011-Note E	1,143,212	1,429,412
Premises and equipment-Note G	20,829	23,920
Accrued interest income	3,964	4,943
Other real estate owned	80,963	94,300
Other assets	13,464	14,249
Assets of discontinued operations-Note M	0	253,518
TOTAL ASSETS	1,618,252	2,205,265
Deposits: [Abstract]
Noninterest-bearing	323,411	325,607
Interest-bearing-Note I	1,220,457	1,504,595
Total deposits	1,543,868	1,830,202
Debt obligations:
Notes payable and short-term borrowings-Note J	8,428	50,445
Subordinated debentures-Note K	0	149,156
Total debt obligations	8,428	199,601
Accrued interest on deposits and other liabilities	9,779	49,406
Liabilities of discontinued operations-Note M	0	234,703
Liabilities subject to compromise-Note C	200,293	0
Total liabilities	1,762,368	2,313,912
Capitol Bancorp Limited stockholders' equity:
Preferred stock Preferred stock (Series A), 700,000 shares authorized ($100 liquidation preference per share); 50,980 shares issued and outstanding	5,098	5,098
Preferred stock (for potential future issuance), 19,300,000 shares authorized (none issued and outstanding)	0	0
Common stock, no par value, 1,500,000,000 shares authorized; issued and outstanding: 2012 - 47,177,479 shares; 2011 - 41,039,767 shares	292,092	292,135
Retained-earnings deficit	(430,590)	(404,846)
Undistributed common stock held by employee-benefit trust	(541)	(541)
Accumulated other comprehensive income	72	70
Total Capitol Bancorp Limited stockholders' equity (deficit)	(133,869)	(108,084)
Noncontrolling interests in consolidated subsidiaries	(10,247)	(563)
Total equity (deficit)	(144,116)	(108,647)
TOTAL LIABILITIES AND EQUITY	$ 1,618,252	$ 2,205,265

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Portfolio loans, allowance for loan losses	$ 63,455	$ 85,788
Capitol Bancorp Limited stockholders' equity:
Preferred Stock, Shares Authorized (in shares)-Series A	700,000	700,000
Preferred Stock, Liquidation Preference Per Share (in dollars per share)-Series A	$ 100	$ 100
Preferred Stock, Shares Issued (in shares)-Series A	50,980	50,980
Preferred Stock, Shares Outstanding (in shares)-Series A	50,980	50,980
Preferred Stock, shares authorized for potential future issuance (in shares)	19,300,000	19,300,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	1,500,000,000	1,500,000,000
Common stock, shares issued (in shares)	47,177,479	41,039,767
Common stock, shares outstanding (in shares)	47,177,479	41,039,767

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Portfolio loans (including fees)	$ 76,276	$ 93,239	$ 116,462
Loans held for sale	41	58	165
Taxable investment securities	155	158	291
Federal funds sold	0	1	7
Other	1,154	1,264	1,672
Total interest income	77,626	94,720	118,597
Interest expense:
Deposits	12,953	22,312	38,445
Debt obligations and other	6,796	11,910	15,524
Total interest expense	19,749	34,222	53,969
Net interest income	57,877	60,498	64,628
Provision for loan losses-Note E	1,452	35,630	142,237
Net interest income (deficiency) after provision for loan losses	56,425	24,868	(77,609)
Noninterest income:
Service charges on deposit accounts	2,543	2,704	2,972
Trust and wealth-management revenue	2,958	3,246	4,200
Fees from origination of non-portfolio residential mortgage loans	630	464	972
Gain on sale of government-guaranteed loans	362	1,126	585
Gain on debt extinguishment-Notes J and K	0	16,861	1,255
Realized losses on sale of investment securities available for sale	(1)	(10)	(351)
Other	10,410	15,612	11,343
Total noninterest income	16,902	40,003	20,976
Noninterest expense:
Salaries and employee benefits	41,338	46,764	55,095
Occupancy	9,524	9,522	11,612
Equipment rent, depreciation and maintenance	5,465	7,198	8,368
Costs associated with foreclosed properties and other real estate owned	17,000	28,336	38,303
FDIC insurance premiums and other regulatory fees	6,264	8,756	12,989
Goodwill impairment-Note H	0	0	55,808
Other	18,377	20,599	24,908
Total noninterest expense	97,968	121,175	207,083
Loss before reorganization items and income taxes	(24,641)	(56,304)	(263,716)
Reorganization items-Note C	2,956	0	0
Loss before income tax benefit	(27,597)	(56,304)	(263,716)
Income tax benefit-Note O	(152)	(3,333)	(7,108)
Loss from continuing operations	(27,445)	(52,971)	(256,608)
Discontinued operations-Note M:
Loss from operations of bank subsidiaries sold	(26)	(2,126)	(4,372)
Gain on sale of bank subsidiaries	143	5,495	15,784
Less income tax expense-Note O	97	2,324	9,168
Loss from discontinued operations	20	1,045	2,244
NET LOSS	(27,425)	(51,926)	(254,364)
Net losses attributable to noncontrolling interests in consolidated subsidiaries	1,951	6,499	29,149
NET LOSS ATTRIBUTABLE TO CAPITOL BANCORP LIMITED	$ (25,474)	$ (45,427)	$ (225,215)
NET LOSS PER SHARE ATTRIBUTABLE TO CAPITOL BANCORP LIMITED-Note P:	$ (0.62)	$ (1.17)	$ (11.16)

Condensed Consolidated Statements of Other Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Income and Comprehensive Income [Abstract]
Net loss	$ (27,425)	$ (51,926)	$ (254,364)
Other Comprehensive Income (Loss), Net of Tax:
Unrealized gains (losses) arising during the period	2	(86)	219
COMPREHENSIVE LOSS	(27,423)	(52,012)	(254,145)
Comprehensive loss attributable to noncontrolling interests in consolidated subsidiaries	1,951	6,499	29,149
COMPREHENSIVE LOSS ATTRIBUTABLE TO CAPITOL BANCORP LIMITED	$ (25,472)	$ (45,513)	$ (224,996)

Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings (Deficit) [Member]	Undistributed Common Stock Held by Employee Benefit Trust [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Capitol Bancorp Limited Stockholders' Equity [Member]	Noncontrolling Interests to Consolidated Subsidiaries [Member]	Total
Balances at Dec. 31, 2009		$ 277,707	$ (115,751)	$ (558)	$ (63)	$ 161,335	$ 72,271	$ 233,606
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reduction in noncontrolling interest of sold subsidiaries							(35,672)	(35,672)
Reduction in investment of subsidiaries due to change in ownership			(12,791)			(12,791)	12,791	0
Issuance of shares of common stock upon exercise of stock options		20				20		20
Issuance of shares of Series A preferred stock to bank development affiliate to acquire noncontrolling interest in consolidated subsidiaries-Note L	5,098					5,098	2,932	8,030
Issuance of shares of common stock to institutional investors-Note L		6,850				6,850		6,850
Issuance of shares of common stock for redemption of promissory notes-Note J		3,325				3,325		3,325
Surrender of shares of common stock to facilitate vesting of restricted stock		(13)				(13)		(13)
Issuance of unvested shares of restricted common stock, net of related unearned employee compensation		0				0		0
Reversal of compensation expense relating to forfeited restricted common stock and stock options		(1,345)				(1,345)		(1,345)
Recognition of compensation expense relating to restricted common stock and stock options-Note L		956				956		956
Tax effect of share-based payments		(293)				(293)		(293)
Distribution of shares to employees upon anniversary of employment (in shares)		(17)		17		0		0
Net loss			(225,215)			(225,215)	(29,149)	(254,364)
Unrealized gains (losses) arising during the period					219	219		219
Balances at Dec. 31, 2010	5,098	287,190	(353,757)	(541)	156	(61,854)	23,173	(38,681)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reduction in noncontrolling interest of sold subsidiaries							(24,399)	(24,399)
Reduction in investment of subsidiaries due to change in ownership			(5,662)			(5,662)	7,162	1,500
Issuance of shares of common stock for redemption of trust-preferred securities		5,082				5,082		5,082
Surrender of shares of common stock to facilitate vesting of restricted stock		(12)				(12)		(12)
Reversal of compensation expense relating to forfeited restricted common stock and stock options		(207)				(207)		(207)
Recognition of compensation expense relating to restricted common stock and stock options-Note L		338				338		338
Tax effect of share-based payments		(256)				(256)		(256)
Net loss			(45,427)			(45,427)	(6,499)	(51,926)
Unrealized gains (losses) arising during the period					(86)	(86)		(86)
Balances at Dec. 31, 2011	5,098	292,135	(404,846)	(541)	70	(108,084)	(563)	(108,647)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reduction in noncontrolling interest of sold subsidiaries							(8,003)	(8,003)
Reduction in investment of subsidiaries due to change in ownership			(270)			(270)	270	0
Issuance of shares of common stock upon exercise of stock options		1				1		1
Surrender of shares of common stock to facilitate vesting of restricted stock		0				0		0
Reversal of compensation expense relating to forfeited restricted common stock and stock options		(89)				(89)		(89)
Recognition of compensation expense relating to restricted common stock and stock options-Note L		74				74		74
Tax effect of share-based payments		(29)				(29)		(29)
Net loss			(25,474)			(25,474)	(1,951)	(27,425)
Unrealized gains (losses) arising during the period					2	2		2
Balances at Dec. 31, 2012	$ 5,098	$ 292,092	$ (430,590)	$ (541)	$ 72	$ (133,869)	$ (10,247)	$ (144,116)

Consolidated Statements of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Changes in Equity (Unaudited) (Parenthetical) [Abstract]
Issuance of common stock upon exercise of stock options (in shares)	145,609		10,000
Issuance of Series A preferred stock to unconsolidated bank-development affiliate (in shares)			50,980
Issuance of common stock to institutional investors (in shares)			2,500,000
Issuance of common stock for redemption of promissory notes (in shares)			1,374,000
Surrender of common stock to facilitate vesting of restricted stock, (in shares)	1,897	71,849	8,420
Issuance of unvested shares of restricted common stock, net of related unearned employee compensation (in shares)			224,720
Reversal of compensation expense relating to forfeited restricted common stock and stock options (in shares)	6,000	48,600	31,075
Issuance of common stock for redemption of trust-preferred securities (in shares)		19,545,360
Distribution of shares to employees upon anniversary of employment (in shares)			565

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net loss	$ (27,425)	$ (51,926)	$ (254,364)
Adjustments to reconcile net loss to net cash provided by operating activities (including discontinued operations):
Provision for loan losses	2,259	43,876	164,352
Depreciation of premises and equipment	3,944	5,454	7,933
Reorganization items	2,956	0	0
Amortization and write-down of intangibles	0	0	219
Goodwill impairment	0	0	64,505
Net amortization of investment security premiums (discounts)	136	215	298
Loss on sales of premises and equipment	60	69	393
Gain on sales of government-guaranteed loans	(555)	(2,392)	(2,504)
Gain on sales of bank subsidiaries	(143)	(5,495)	(15,784)
Gain on debt extinguishment	0	(16,861)	(1,255)
Realized loss on sales of investment securities available for sale	1	10	351
Gain on sales of other real estate owned	(718)	(510)	(125)
Write-down of other real estate owned	11,695	20,773	30,352
Amortization of issuance costs of subordinated debentures	59	101	145
Share-based compensation expense (benefit)	(15)	131	(389)
Deferred income tax credit	(226)	(1,892)	(2,123)
Originations and purchases of loans held for sale	(22,373)	(44,439)	(116,829)
Proceeds from sales of loans held for sale	24,974	48,544	119,924
Decrease in accrued interest income and other assets	3,275	14,115	55,742
Increase (decrease) in accrued interest expense on deposits and other liabilities	919	8,799	9,337
NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES	(1,177)	18,572	60,178
INVESTING ACTIVITIES
Cash equivalents of acquired bank affiliate	0	0	18,949
Proceeds from sales of investment securities available for sale	0	497	25,964
Proceeds from calls, prepayments and maturities of investment securities	17,468	11,379	22,175
Purchases of investment securities	(11,620)	(21,050)	(34,678)
Purchase of Federal Home Loan Bank stock	(31)	(820)	(1,527)
Redemption of Federal Home Loan Bank stock by issuer	2,379	2,586	2,563
Net decrease in portfolio loans	238,430	274,896	208,376
Proceeds from sales of government-guaranteed loans	4,984	30,356	27,981
Proceeds from sales of premises and equipment	62	441	416
Purchases of premises and equipment	(1,816)	(1,068)	(4,038)
Proceeds from sales of bank subsidiaries	9,700	47,308	76,101
Payments received on other real estate owned	72	268	2,192
Proceeds from sales of other real estate owned	49,998	32,386	45,145
NET CASH PROVIDED BY INVESTING ACTIVITIES	309,626	377,179	389,619
FINANCING ACTIVITIES
Net increase in demand deposits, NOW accounts and savings accounts	101,865	204,838	333,177
Net decrease in certificates of deposit	(396,222)	(553,127)	(718,579)
Net payments on debt obligations	(2,376)	(512)	(1,372)
Proceeds from Federal Home Loan Bank borrowings	59,511	217,850	613,230
Payments on Federal Home Loan Bank borrowings	(92,528)	(273,406)	(728,417)
Resources provided by noncontrolling interests	0	9,000	0
Net proceeds from issuance of common stock	1	0	6,870
Tax effect of share-based payments	(29)	(256)	(293)
NET CASH USED BY FINANCING ACTIVITIES	(329,778)	(395,613)	(495,384)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(21,329)	138	(45,587)
Change in cash and cash equivalents of discontinued operations	(4,191)	(32,296)	(38,813)
Cash and cash equivalents at beginning of year	352,367	384,525	468,925
CASH AND CASH EQUIVALENTS AT END OF YEAR	326,847	352,367	384,525
Supplemental disclosures:
Cash paid during the year for interest	21,441	40,738	74,288
Transfers of loans to other real estate owned	44,383	49,685	73,156
Surrender of common stock to facilitate exercise of stock options and vesting of restricted stock	$ 0	$ 12	$ 13

NATURE OF OPERATIONS, BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION	12 Months Ended
Dec. 31, 2012
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION [Abstract]
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
NOTE A—NATURE OF OPERATIONS, BASIS OF PRESENTATION AND
PRINCIPLES OF CONSOLIDATION

Capitol Bancorp Limited ("Capitol" or the "Corporation") is a multibank holding company.  Consolidated bank subsidiaries consist of the following as of December 31, 2012:

Affiliate	Location	Percentage Owned or Controlled by Capitol	Percentage Owned by Subsidiaries Controlled by Capitol	Year Formed or Acquired

Arizona Region:
Central Arizona Bank	Casa Grande, Arizona	66%	31%	1997
Sunrise Bank of Albuquerque	Albuquerque, New Mexico	(1)	100%	2000
Sunrise Bank of Arizona	Phoenix, Arizona	(1)	100%	1998

Great Lakes Region:
Bank of Maumee	Maumee, Ohio	(1)	51%	2006
Capitol National Bank(2)	Lansing, Michigan	51%		1982
Indiana Community Bank	Goshen, Indiana	(1)	100%	2000
Michigan Commerce Bank	Ann Arbor, Michigan	(1)	100%	1990

Nevada Region:
1st Commerce Bank	North Las Vegas, Nevada	30%	64%	2006
Bank of Las Vegas	Las Vegas, Nevada	(1)	100%	2002

Southeast Region:
Pisgah Community Bank	Asheville, North Carolina	84%	12%	2008
Sunrise Bank	Atlanta, Georgia	78%	19%	2006

(1)	Majority-owned by a bank-development subsidiary (second-tier bank holding company) in which Capitol holds a controlling interest.
(2)
Pursuant to two separate share exchanges consummated in 2011 and 2012, Capitol reduced its ownership of Capitol National Bank to approximately 33%.  However, Capitol retained control of Capitol National Bank and the right to vote over 50% of the outstanding shares until February 2013.

Capitol has several bank-development subsidiaries, each originally capitalized with two classes of common stock, voting and nonvoting.  Capitol purchased all of the initial voting shares of common stock of these entities while the nonvoting shares were sold in private offerings to accredited investors, some of whom are related parties of Capitol.  Those entities have been engaged in bank development activities, through Capitol, consisting of formation and investment in start-up banks and management of their investments in young banks.  Bank start-up activities were suspended in mid-2008 when the regulatory and capital-raising environment for new banks became unfavorable.  Each of these entities bear a similar name, Capitol Development Bancorp Limited ("CDBL"), each numbered in their sequential formation, CDBL I through CDBL VIII.  CDBL I and CDBL II became wholly-owned by

Capitol effective November 30, 2006 and February 9, 2007, respectively, and were merged with and into Capitol in 2007.  CDBL III ceased to be a controlled subsidiary of Capitol in 2009.

Capitol views itself as a community-banking company.  Capitol's activities consist of management and oversight of banks in which it has a direct or indirect controlling interest and, through mid-2008, included formation of start-up banks.  Some of Capitol's banks were formed with a portion of their start-up capital provided by local investors in the communities of those banks.  As a means to raise and reallocate capital, Capitol commenced an initiative in 2009 to selectively divest of some of its community banks (see Note M).

Financial Restructuring Plan

On June 22, 2012, Capitol announced the commencement of a voluntary restructuring plan designed to facilitate Capitol's objective of converting existing debt, including senior notes and trust-preferred securities, to equity and with the primary objectives of enhancing capital levels, improving liquidity and accelerating Capitol's return to profitability.  The initiative includes the opportunity to preserve Capitol's substantial deferred tax assets.

Under the restructuring plan, which was approved by Capitol's board of directors and reviewed with Capitol's primary regulators, existing debt holders were asked to exchange their debt securities for both preferred and common stock of the Corporation (the "Exchange Offer").  Simultaneously, Capitol solicited votes from all debt and equity holders for a prepackaged plan of reorganization (the "Standby Plan") for Capitol and its affiliate, Financial Commerce Corporation ("FCC", formerly known as Michigan Commerce Bancorp Limited), to be commenced in the event that the Exchange Offer was not successful.   The Standby Plan contemplates the conversion of all current trust-preferred security holders, unsecured senior note holders, current preferred equity shareholders and current common equity shareholders into new classes of common stock, which will retain approximately 53% of the voting control and value of the restructured company.  Capitol is also actively seeking external capital sources sufficient to restore all affiliate institutions to "well-capitalized" status in exchange for approximately 47% of the restructured Corporation.

The restructuring initiatives will facilitate the conversion of Capitol's trust-preferred securities to equity and strengthen the composition of Capitol's capital base by increasing its Tier 1 common and tangible common equity ratios.  Through this restructuring plan, and current capital raising efforts, Capitol expects to have increased capital flexibility to continue to support its community banking platform.

The Exchange Offer and voting on the Standby Plan expired on July 27, 2012.  The results were overwhelmingly in support of the Standby Plan.  All classes voted to accept the Standby Plan with all votes substantially exceeding the required thresholds for a successful solicitation.  The conditions were not satisfied for the exchange offers to the existing debt holders.

Accordingly, Capitol proceeded with a voluntary prepackaged bankruptcy filing in order to restructure its debt and streamline its capital structure.

Bankruptcy Filings

On August 9, 2012, Capitol and its affiliate FCC (collectively the "Debtors") filed voluntary petitions for relief under Chapter 11 of Title 11 of the United States Code (the "Bankruptcy Code") in the United States Bankruptcy Court for the Eastern District of Michigan (the "Court").  The Debtors' Chapter 11 Cases (the "Chapter 11 Cases") are being jointly administered under Case Number 12-58409.  Capitol and FCC continue to operate their businesses and manage their properties as "debtors-in-possession" under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provisions of the Bankruptcy Code and orders of the Court.  Capitol's banking subsidiaries are not part of the filing and continue to conduct business on an uninterrupted basis.

Accounting Standards Codification ("ASC") Topic 852, Reorganizations, which is applicable to companies in Chapter 11, generally does not change the manner in which financial statements are prepared.  However, it does require that the financial statements for periods subsequent to the filing of the Chapter 11 Cases distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business.  Amounts that can be directly associated with the reorganization and restructuring of the business must be reported separately as reorganization items in the consolidated statements of operations beginning in the quarter ending September 30, 2012.  The consolidated balance sheet must distinguish prepetition liabilities subject to compromise from both those prepetition liabilities that are not subject to compromise (none as of December 31, 2012) and from post-petition liabilities.  Liabilities that may be affected by a Chapter 11 plan of reorganization must be reported at the amounts expected to be allowed, even if they may be settled for lesser amounts.  Capitol applied ASC Topic 852 effective August 9, 2012 and will segregate those items as previously outlined for all reporting periods subsequent to such date until emergence from Chapter 11.

Capitol and its subsidiaries are engaged in a single business activity--banking.  Capitol's bank affiliates provide a full range of banking services to individuals, businesses and other customers located in the respective communities of each bank.  Many operate from a single location and all are primarily commercially-focused (as contrasted to retail or transaction-oriented banks) on meeting the various credit and other financial needs of entrepreneurs, professionals and other businesses and individuals.  A variety of deposit products are offered, including checking, savings, money market, certificates of deposit and individual retirement accounts.  In addition, wealth-management, trust and investment services are offered through a wealth-management subsidiary.  The principal markets for the banks' financial services are the communities in which the banks are located and the areas immediately surrounding those communities.  The majority of Capitol's banks are state-chartered institutions, some have been chartered as federal savings banks and one has a national bank charter.

In addition to banking units, mortgage banking activities are offered through Amera Mortgage Corporation, a less than 50%-owned affiliate, which is accounted for under the equity method.  Trust and wealth-management products are offered through Capitol Wealth, Inc., a controlled subsidiary.

Each bank is viewed by management as being a separately identifiable business or segment from the perspective of monitoring performance and allocation of financial resources.  Although the banks operate and are managed and monitored separately, each bank is substantially similar in terms of business focus, type of customers, products, services and economic characteristics.  Further, each of the banks and the Corporation are subject to substantially similar laws and regulations unique to the financial institution industry.  Accordingly, the Corporation's consolidated financial statements reflect the presentation of segment information on an aggregated basis.

The consolidated financial statements include the accounts of the Corporation and its majority-owned and/or otherwise controlled subsidiaries, after elimination of intercompany accounts and transactions and after giving effect to applicable noncontrolling interests.  Banks formed or acquired are included in the consolidated financial statements for periods after joining the consolidated group.

Reclassifications:  Certain 2011 and 2010 amounts have been reclassified to conform to the 2012 presentation.  For comparative purposes, original balances as previously reported for periods prior to 2012 have been adjusted to exclude amounts related to discontinued operations (see Note M).

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES
Significant Accounting Policies
NOTE B—SIGNIFICANT ACCOUNTING POLICIES

Estimates:  The preparation of consolidated financial statements, in conformity with generally accepted accounting principles in the United States of America, requires management to make significant estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results will differ from those estimates because of the inherent subjectivity and inaccuracy of any estimation.

Cash and Cash Equivalents:  Cash and cash equivalents include cash on hand, amounts due from banks (interest-bearing and noninterest-bearing), money-market funds and federal funds sold.  Generally, federal funds transactions are entered into for a one-day period.

Loans Held For Sale:  Loans held for sale represent residential real estate mortgage loans held for sale into the secondary market.  Loans held for sale are stated at the aggregate lower of cost or market.  Fees from the origination of loans held for sale are recognized in the period the loans are originated.  Government-guaranteed loans which may be sold after origination are not classified as held-for-sale inasmuch as the sale of such loans is largely dependent upon the extent to which gains may be realized.

Derivatives:  Residential real estate mortgage loans held for sale are originated by Capitol's banks.  When a customer has locked the interest rate on a mortgage application, and the banks have approved a loan commitment, the interest rate lock agreement is treated as a derivative, and a firm loan commitment.  The banks use forward delivery commitments to sell the mortgage loans into the secondary market.  The interest rate lock and forward delivery commitments are derivatives, and are offsetting agreements that serve as a hedge of the banks' exposure to interest rate changes and the resulting fluctuation of the commitments.  The fair value of the commitments are netted and recorded in the balance sheet with changes in fair value recorded in the statement of operations.

Investment Securities:  Investment securities available for sale are carried at fair value with unrealized gains and losses reported as a separate component of stockholders' equity, net of tax effect (accumulated other comprehensive income).  All other investment securities are classified as held for long-term investment and are carried at amortized cost which approximates fair value (see Note D).

Investments are classified at the date of purchase based on management's analysis of liquidity and other factors.  The adjusted cost of the specific securities sold is used to compute realized gains or losses.  Premiums and discounts are recognized in interest income using the interest method over the period to maturity.

Loans, Credit Risk and Allowance for Loan Losses:  Portfolio loans are carried at their principal balance based on management's intent and ability to hold such loans for the foreseeable future until maturity or repayment.  Capitol primarily presents its portfolio loan information on a segment basis that is further subdivided into classes on the basis of collateral types.

Credit risk arises from making loans and loan commitments in the ordinary course of business.  Substantially all portfolio loans are made to borrowers in the banks' communities.  Consistent with the banks' emphasis on business lending, there are concentrations of credit risk in loans secured by commercial real estate and less significant levels of concentration risk may exist in loans secured by equipment and other business assets.  The maximum potential credit risk to Capitol, without regard to underlying collateral and guarantees, is the total of loans and loan commitments outstanding.  Management reduces exposure to losses from credit risk by requiring collateral and/or guarantees for loans and by monitoring concentrations of credit, in addition to recording provisions for loan losses and maintaining an allowance for loan losses.

The allowance for loan losses is maintained at a level believed adequate by management to absorb estimated losses inherent in the portfolio at the balance-sheet date.  Management's determination of the adequacy of the allowance for loan losses is an estimate based on evaluation of the portfolio (including potential impairment of individual loans and concentrations of credit), past loss experience, current economic conditions, volume, amount and composition of the loan portfolio, loan commitments outstanding and other factors.  The allowance is increased by provisions for loan losses charged to operations and reduced by net charge-offs.  Delinquent loans are generally charged-off at 120 days past due for closed-end loans and 180 days past due for revolving lines of credit or at an earlier time if a loss-confirming event has occurred, unless the loan is both well-secured and in process of collection.  Because the allowance for loan losses is based on significant estimates, actual future loan losses will differ from such estimates.

The allowance for loan losses consists of specific and general components.  The specific component relates to loans that are individually classified as impaired, including loans which are considered to be troubled debt restructurings.  The general component covers non-classified loans and is based on historical loss experience adjusted for current qualitative environmental factors.  The Corporation maintains a loss history analysis that tracks loan losses and recoveries based on loan class as well as the loan risk grade assignment.

For all classes of loans, a loan is placed into nonaccrual status generally before the loan becomes 90 days past due if it becomes probable that the borrower cannot make all scheduled payments, full repayment of principal and interest is not expected or the loan is identified as having loss elements, or when any loan becomes past due 90 days or more unless the loan is determined to be well secured and in the process of collection.  Loans are returned to accrual status when all of the principal and interest amounts contractually due have been brought current, have demonstrated timely payment performance for a period of time and future payments are reasonably assured.

For all classes of loans, a loan is considered impaired when it is probable that all amounts due according to the contractual terms of a loan agreement will not be collected, including contractually scheduled interest and principal payments.  At a minimum, all loans greater than $500,000 or $250,000 (based on aggregate relationship) are individually evaluated for impairment for banking subsidiaries with total assets of $200 million or more or less than $200 million, respectively, when it is determined the loan is impaired.  A specific allowance allocation may be recorded for troubled debt restructurings or a charge-down taken in the amount of the impairment to reduce the loan to its net realizable value.  No reserve allocation is considered necessary when there is sufficient collateral that is held to protect the bank from loss on impaired loans.  Groups of smaller-balance homogeneous loans are collectively evaluated for impairment and, accordingly, these loans are not generally separately identified for impairment evaluation.

Loan modifications or restructurings are accounted for as troubled debt restructurings if, for economic or legal reasons, it has been determined that a borrower is experiencing financial difficulties and the bank grants a "concession" to the borrower that it would not otherwise consider.  For all classes of loans, a troubled debt restructuring may involve a modification of terms, such as a reduction of the stated interest rate or loan balance, a reduction of accrued interest, an extension of the maturity date at an interest rate lower than a current market rate for a new loan with similar risk, or some combination thereof involving a concession to the borrower to facilitate repayment.  Loans modified and classified as troubled debt restructurings are impaired loans.  Troubled debt restructurings generally remain classified as impaired until the borrower has demonstrated timely payment performance for a period of time pursuant to the modified terms of the loan, or renewed at an interest rate that is at a market rate for loans with similar risk characteristics.

Capitol's banks have stand-by letters of credit outstanding that, when issued, commit the banks to make payments on behalf of customers if certain specified future events occur, generally being nonpayment by the customer to a counterparty.  These obligations generally expire within one year and require collateral and/or personal guarantees by the borrower and its principals based on management's assessment of loss exposure.  The maximum credit risk associated with these instruments equals their contractual amounts, assuming that the borrower defaults and related collateral proves to be worthless.  The total contractual amounts do not necessarily represent future cash requirements since many of those guarantees expire without being drawn upon.

Credit risk also arises from amounts of funds on deposit at other financial institutions (i.e., due from banks) to the extent balances exceed the limits of deposit insurance.  Capitol periodically monitors the financial position of such financial institutions to evaluate credit risk.

Interest and Fees on Loans:  Interest income on loans is recognized based upon the principal balance of loans outstanding.  Loan origination fees and direct loan origination costs are deferred and amortized over the life of the related loans as an adjustment of yield.  Direct costs of successful origination of portfolio loans generally exceed fees from loan originations (net deferred costs approximated $1.2 million and $1.6 million at December 31, 2012 and 2011, respectively).

For all classes of loans, the accrual of interest is generally discontinued when a loan becomes 90 days past due as to interest (i.e., placed on nonaccrual status).  When interest accruals are discontinued, interest previously accrued (but unpaid) is reversed against interest income.  Interest payments subsequently received on such loans may be accounted for on a cash basis as to interest income, provided that collectability of principal is expected and until the loan qualifies for being returned to accrual status.  If collectability of principal is not expected, subsequent payments of interest are applied to principal.  Management may elect to continue the accrual of interest when the estimated net realizable value of collateral is sufficient to cover the principal balance and accrued interest and the loan is in the process of collection.

Transfers of Financial Assets:  Transfers of financial assets are accounted for as sales when control over the transferred asset has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the bank and are presumptively beyond the reach of the bank and its creditors (even in bankruptcy or other receivership), (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the bank does not maintain effective control over the transferred asset through an agreement to repurchase it before maturity or the ability to unilaterally cause the holder to return specific assets.  Transfers of financial assets are generally limited to participating interests in commercial loans sold as well as sale of government-guaranteed loans and the sale of residential mortgage loans into the secondary market, the extent of which is disclosed in the consolidated statements of cash flows.

Premises and Equipment:  Premises and equipment are stated on the basis of cost.  Depreciation, which relates primarily to equipment, furniture and software with estimated useful lives of approximately three to seven years, is computed principally by the straight-line method.  Buildings are generally depreciated on a straight-line basis with estimated useful lives of approximately 40 years.  Leasehold improvements are generally depreciated over the shorter of the respective lease term or estimated useful life.

Other Real Estate:  Other real estate is comprised of properties acquired through a foreclosure proceeding or acceptance of a deed in lieu of foreclosure.  At the time of foreclosure, the carrying value of such properties is adjusted to estimated fair value (less estimated costs to sell) when transferred from portfolio loans to other real estate owned, establishing a new cost-basis.  These properties held for sale are subsequently carried at the lower of the new cost-basis or estimated fair value (less estimated costs to sell) and are periodically reviewed for subsequent impairment.

Fair Values of Financial Instruments:  Fair values of financial instruments are estimated using market information and other assumptions and involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, assumptions and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or market conditions could significantly affect such estimates.

Share-Based Compensation:  Stock options state a specific exercise price and expiration date and may be exercised by the optionee upon payment of the exercise price and related taxes due from the optionee; the Corporation, in its discretion, may permit cashless exercises of stock options.  Generally, previously unissued shares of common stock are issued upon exercise of stock options.  Compensation expense for stock option awards is recognized ratably over the vesting period of the award based on the fair value of the option, computed using a Black-Scholes valuation model.  Compensation expense for awards of restricted common stock is recognized ratably over the vesting periods of such awards (generally ranging from four to fifteen years), based on the fair value of the common stock on the date of grant.  Stock price volatility used in a Black-Scholes valuation model for stock options is based on historical volatility.  The risk-free interest rate is based on the yield of U.S. government securities with a maturity date consistent with the expected option life.  The expected option life is estimated based on past exercise behavior of optionees and the related option term.

Trust Assets and Related Income:  Customer property, other than funds on deposit, held in a fiduciary or agency capacity by Capitol's banks is not included in the consolidated balance sheet because it is not an asset of the banks or Capitol.  Trust and wealth-management revenues are recorded on the accrual method.

Federal Income Taxes:  Capitol and its subsidiaries which are owned 80% or more by Capitol file a consolidated federal income tax return.  Deferred federal income taxes are recognized for the tax consequences of temporary differences by applying enacted tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.  When it is determined that realization of deferred tax assets may be in doubt, a valuation allowance is recorded to reduce those assets to the amount which is more-likely-than-not realizable.  The effect on income taxes of a change in tax laws or rates is recognized in operations in the period that includes the enactment date.

Net Loss Per Share Attributable to Capitol:  Basic net loss per share attributable to Capitol is computed by dividing net loss attributable to Capitol by the weighted-average number of common shares outstanding, exclusive of unvested restricted shares outstanding.  Diluted net loss per share attributable to Capitol is based on the weighted-average number of common shares outstanding, plus common share equivalents calculated for stock options, warrants and restricted common stock outstanding using the treasury stock method.  Common stock equivalents are excluded from per-share computations to the extent they are antidilutive.

Comprehensive Income (Loss):  Comprehensive income (loss) is the sum of net income (loss) and certain items which are charged or credited to equity which, for Capitol, is the net change in the fair value adjustment for investment securities available for sale.

New Accounting Standards:  In April 2011, an accounting standards update was issued to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets on substantially the agreed upon terms.  This standard eliminates consideration of the transferor's ability to fulfill its contractual rights and obligations from the criteria, as well as related implementation guidance (i.e., that it possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets), in determining effective control, even in the event of default by the transferee.  Other criteria applicable to the assessment of effective control are not changed by this new guidance.  This new guidance became effective January 1, 2012 and did not have any effect on the Corporation's consolidated financial statements upon implementation.

In May 2011, an accounting standards update was issued which amended the fair value measurement and disclosure requirements to explain how to measure fair value in certain instances; however, this update does not require additional fair value measurements.  Some of the amendments include clarification regarding the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's stockholders' equity, measuring the fair value of financial instruments that are managed within a portfolio, application of premiums and discounts in a fair value measurement, expanded disclosure requirements to include quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy, and expanded disclosure of the categorization by level of the fair value hierarchy for the items that are not measured at fair value in the balance sheet, but for where the estimated fair value is required to be disclosed (i.e., portfolio loans and deposits).  This new guidance was effective prospectively beginning January 1, 2012 and did not have a material effect on the Corporation's consolidated financial statements upon implementation.

The new disclosures of the fair value levels of the Corporation's assets and liabilities are set forth in Note Q.

In June 2011, an accounting standards update was issued to amend the options available for the presentation of other comprehensive income.  An entity has the option of presenting the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements, but may no longer present the components of comprehensive income as part of the statement of equity.  This new guidance was effective retrospectively for all annual and interim periods presented beginning January 1, 2012 and the Corporation now presents a separate consolidated statement of comprehensive income.

In February 2013, an accounting standards update was issued to amend and improve the reporting of reclassifications out of accumulated other comprehensive income.  The amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements.  However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component.  In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.  For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts.  This new guidance is effective prospectively for all annual and interim periods beginning January 1, 2013 and management does not expect it will have a material effect on the Corporation's consolidated financial statements upon implementation.

A variety of proposed or otherwise potential accounting standards are currently under study by standard-setting organizations and various regulatory agencies.  Because of the tentative and preliminary nature of these proposed standards, management has not determined whether implementation of such proposed standards would be material to the Corporation's consolidated financial statements.

Debtor-in-Possession Financial Information	12 Months Ended
Dec. 31, 2012
Debtor-in-Possession Financial Information [Abstract]
Debtor-in-Possession Financial Information [Text Block]
NOTE C—DEBTOR-IN-POSSESSION FINANCIAL INFORMATION

Liabilities Subject to Compromise

As required by ASC Topic 852, the amount of liabilities subject to compromise represents management's estimate of known or potential prepetition and post-petition claims to be addressed in connection with the bankruptcy filing.  Such claims are subject to future adjustments.  The liabilities subject to compromise consist of the following at December 31, 2012 (in $1,000s):

Trust-preferred securities	$151,296
Senior notes	6,820
Accrued interest payable	33,318
Accrued estimated taxes payable	7,108
Accounts payable and other accrued liabilities	1,751

Total liabilities subject to compromise	$200,293

In accordance with ASC Topic 852, interest was no longer accrued on the trust-preferred securities and senior notes included in liabilities subject to compromise after Capitol filed for bankruptcy protection.  If Capitol had continued to accrue interest on these debt obligations, additional contractual interest expense of approximately $4 million for the year ended December 31, 2012 would have been recorded.

Reorganization Items

Professional advisory fees and other costs directly associated with the reorganization are reported separately as reorganization items pursuant to ASC Topic 852.  From the August 9, 2012 bankruptcy filing date forward, the reorganization items for the year ended December 31, 2012 consisted of the following (in $1,000s):

Deferred issuance costs	$2,081
Professional fees	875

Total reorganization items	$2,956

Deferred issuance costs originated from the issuance of the trust-preferred securities which have been included in liabilities subject to compromise.  In accordance with ASC Topic 852, the trust-preferred securities were required to be adjusted to the allowed amount of the claim and, as such, the remaining accumulated deferred issuance costs as of the bankruptcy filing date were written off and reported as a reorganization item.

INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2012
INVESTMENT SECURITIES [Abstract]
Investment Securities
NOTE D—INVESTMENT SECURITIES

Investments in Federal Reserve Bank and Federal Home Loan Bank stock are combined and classified separately from investment securities in the consolidated balance sheets and are restricted and may only be resold to, or redeemed by, the issuer.

Investment securities consisted of the following at December 31 (in $1,000s):

	2012		2011
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Available for sale securities:
United States treasury	$3,499	$3,500	$4,004	$4,013
United States government agencies	4,000	3,987
Mortgage-backed	8,098	8,219	10,537	10,592
Municipalities			273	278
	15,597	15,706	14,814	14,883
Held for long-term investment:
CDBL III	765	765	973	973
Corporate	1,971	1,971	1,764	1,764
	2,736	2,736	2,737	2,737

	$18,333	$18,442	$17,551	$17,620

At December 31, 2012, securities with a fair value approximating $3.5 million were pledged to secure public and trust deposits and securities with a fair value approximating $2.7 million were pledged for other purposes as required by law.

Securities held for long-term investment are not subject to the classification and accounting rules relating to most typical investments.  In addition, Capitol's corporate investments consist mostly of equity-method investments in non-public enterprises which, accordingly, are outside of the scope of accounting rules for most typical investments which often require use of estimated fair value.  Those entities, which are primarily involved in making equity investments in or financing small businesses, use the fair value method of accounting in valuing their investment portfolios.  Notwithstanding that those investments are outside of the scope of such accounting rules, they are included in Capitol's investment securities for financial reporting purposes to summarize all such securities together.

Gross unrealized gains and losses on investment securities available for sale were as follows at December 31 (in $1,000s):

	2012		2011
	Gains	Losses	Gains	Losses

United States treasury	$1		$9
United States government agencies		$13
Mortgage-backed	121		71	$16
Municipalities			5

	$122	$13	$85	$16

The age of gross unrealized losses and carrying value (at estimated fair value) of securities available for sale are summarized below (in $1,000s):

	2012		2011
	Unrealized Loss	Carrying Value	Unrealized Loss	Carrying Value
One year or less:
United States government agencies	$13	$3,987
Mortgage-backed			$16	$6,674

	$13	$3,987	$16	$6,674

Management does not believe any individual unrealized loss as of December 31, 2012 represents an other-than-temporary loss (primarily due to such amounts being attributable to changes in interest rates).  Further, it does not intend to sell such securities and believes it is unlikely a sale would become required before the amortized cost can be recovered.

Gross realized gains and losses from sales and maturities of investment securities were insignificant for each of the periods presented.

Scheduled maturities of investment securities held as of December 31, 2012 were as follows (in $1,000s):

	Amortized Cost	Estimated Fair Value

Due in one year or less	$3,501	$3,502
After five years, through ten years	4,656	4,680
After ten years	7,440	7,524
Securities held for long-term investment, without stated maturities	2,736	2,736

	$18,333	$18,442

LOANS	12 Months Ended
Dec. 31, 2012
LOANS [Abstract]
Loans
NOTE E—LOANS

Portfolio loans consisted of the following at December 31 (in $1,000s):

	2012	2011

Loans secured by real estate:
Commercial	$756,970	$893,644
Residential (including multi-family)	253,693	325,730
Construction, land development and other land	56,425	102,414
Total loans secured by real estate	1,067,088	1,321,788
Commercial and other business-purpose loans	128,096	178,417
Consumer	9,324	12,216
Other	2,159	2,779
Total portfolio loans	1,206,667	1,515,200
Less allowance for loan losses	(63,455)	(85,788)

Net portfolio loans	$1,143,212	$1,429,412

Government-guaranteed loans serviced for the benefit of others, which are not recorded on the consolidated balance sheet, approximated $56.6 million and $75.5 million at December 31, 2012 and 2011, respectively.  Loan servicing assets are not material.

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The following tables present the allowance for loan losses and the carrying amount of loans based on management's overall assessment of probable incurred losses, and should not be interpreted as an indication of future charge-offs:

	December 31, 2012
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Allowance for loan losses:
Individually evaluated for impairment	$8,246	$2,803	$1,058	$1,405	$57			$13,569
Collectively evaluated for probable incurred losses	13,380	8,596	1,810	4,102	1,098	$5	$20,895	49,886

Total allowance for loan losses	$21,626	$11,399	$2,868	$5,507	$1,155	$5	$20,895	$63,455

Portfolio loans:
Individually evaluated for impairment	$121,745	$38,722	$14,037	$14,028	$94			$188,626
Collectively evaluated for probable incurred losses	635,225	214,971	42,388	114,068	9,230	$2,159		1,018,041

Total portfolio loans	$756,970	$253,693	$56,425	$128,096	$9,324	$2,159		$1,206,667

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	December 31, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Allowance for loan losses:
Individually evaluated for impairment	$10,636	$3,730	$3,115	$3,732	$29			$21,242
Collectively evaluated for probable incurred losses	26,371	15,598	7,257	10,196	660	$17	$4,447	64,546

Total allowance for loan losses	$37,007	$19,328	$10,372	$13,928	$689	$17	$4,447	$85,788

Portfolio loans:
Individually evaluated for impairment	$167,792	$54,296	$35,921	$23,583	$63			$281,655
Collectively evaluated for probable incurred losses	725,852	271,434	66,493	154,834	12,153	$2,779		1,233,545

Total portfolio loans	$893,644	$325,730	$102,414	$178,417	$12,216	$2,779		$1,515,200

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Activity within the allowance for loan losses is summarized below (in $1,000s):

	2012	2011	2010

Balance at beginning of year	$85,788	$124,955	$111,026
Allowance for loan losses of acquired bank affiliate		2,380
Provision for loan losses charged to operations	1,452	35,630	142,237
Net charge-offs:
Loans charged-off (deduction)	(46,095)	(92,445)	(142,885)
Recoveries	22,310	15,268	14,577
Net charge-offs	(23,785)	(77,177)	(128,308)

Balance at end of year	$63,455	$85,788	$124,955

	Year Ended December 31, 2012
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Beginning balance	$37,007	$19,328	$10,372	$13,928	$689	$17	$4,447	$85,788

Charge-offs	(19,298)	(11,536)	(5,705)	(7,911)	(989)	(656)		(46,095)
Recoveries	6,947	5,334	3,166	6,316	448	99		22,310
Net charge-offs	(12,351)	(6,202)	(2,539)	(1,595)	(541)	(557)		(23,785)

Provision for loan losses	7,327	1,704	(4,196)	(5,085)	1,135	567		1,452

Additional unallocated allowance	(10,357)	(3,431)	(769)	(1,741)	(128)	(22)	16,448

Ending balance	$21,626	$11,399	$2,868	$5,507	$1,155	$5	$20,895	$63,455

	Year Ended December 31, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Beginning balance	$48,272	$34,602	$17,352	$23,965	$679	$85		$124,955

Acquired loan loss reserve	1,043	117	651	500	68	1		2,380

Charge-offs	(33,609)	(19,709)	(20,753)	(17,339)	(1,033)	(2)		(92,445)
Recoveries	4,709	2,881	3,768	3,667	237	6		15,268
Net charge-offs	(28,900)	(16,828)	(16,985)	(13,672)	(796)	4		(77,177)

Provision for loan losses	19,195	2,404	9,671	3,650	775	(65)		35,630

Additional unallocated allowance	(2,603)	(967)	(317)	(515)	(37)	(8)	$4,447

Ending balance	$37,007	$19,328	$10,372	$13,928	$689	$17	$4,447	$85,788

Nonperforming loans (i.e., loans which are 90 days or more past due and loans on nonaccrual status) at December 31 are summarized as follows (in $1,000s):

	2012	2011
Nonaccrual loans:
Loans secured by real estate:
Commercial	$80,449	$121,250
Residential (including multi-family)	29,719	45,357
Construction, land development and other land	8,440	29,088
Total loans secured by real estate	118,608	195,695
Commercial and other business-purpose loans	11,678	17,818
Consumer	292	124
Total nonaccrual loans	130,578	213,637

Past due (>90 days) loans and accruing interest:
Loans secured by real estate:
Commercial	660	3,778
Residential (including multi-family)	85	259
Total loans secured by real estate	745	4,037
Commercial and other business-purpose loans	70	148
Consumer		38
Total past due loans	815	4,223

Total nonperforming loans	$131,393	$217,860

If nonperforming loans had performed in accordance with their contractual terms during the year, estimated additional interest income of $11.5 million, $17.6 million and $17.1 million would have been recorded in 2012, 2011 and 2010, respectively.  Estimated interest income recognized on loans in nonaccrual status in 2012, 2011 and 2010 operations approximated $561,000, $716,000 and $399,000, respectively.

Impaired loans, which do not have an allowance requirement, include collateral-dependent loans for which direct write-downs have been made and, accordingly, no allowance requirement or allocation is necessary.  During 2012, 2011 and 2010, the average recorded investment in impaired loans approximated $278.2 million, $314.3 million and $324.4 million, respectively.  Interest income is recorded on impaired loans if not on nonaccrual status, or may be recorded on a cash basis in some circumstances, if such payments are not credited to principal.  In 2012, 2011 and 2010, interest income recorded on impaired loans approximated $12.4 million, $13.0 million and $3.7 million, respectively.

Impaired loans are summarized in the following tables (in $1,000s), based on loans which either have an allowance for loan losses recorded or no such allowance as of December 31, 2012 and 2011:

	December 31, 2012
	Carrying Value	Unpaid Principal Balance	Related Allowance for Loan Losses

With an allowance recorded:
Loans secured by real estate:
Commercial	$76,961	$90,983	$9,638
Residential (including multi-family)	20,672	34,886	3,564
Construction, land development and other land	7,406	13,213	1,153
Total loans secured by real estate	105,039	139,082	14,355
Commercial and other business-purpose loans	11,598	20,550	2,001
Consumer	373	1,517	139
	117,010	161,149	16,495
With no related allowance recorded:
Loans secured by real estate:
Commercial	73,656	107,802
Residential (including multi-family)	26,100	33,126
Construction, land development and other land	9,625	13,922
Total loans secured by real estate	109,381	154,850
Commercial and other business-purpose loans	7,574	11,379
Consumer	22	22
	116,977	166,251

Total	$233,987	$327,400	$16,495

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	December 31, 2011
	Carrying Value	Unpaid Principal Balance	Related Allowance for Loan Losses

With an allowance recorded:
Loans secured by real estate:
Commercial	$68,486	$79,753	$11,053
Residential (including multi-family)	30,140	34,714	5,132
Construction, land development and other land	15,066	21,014	3,445
Total loans secured by real estate	113,692	135,481	19,630
Commercial and other business-purpose loans	16,037	17,294	4,696
Consumer	166	173	95
	129,895	152,948	24,421
With no related allowance recorded:
Loans secured by real estate:
Commercial	105,548	145,956
Residential (including multi-family)	33,928	45,902
Construction, land development and other land	23,938	39,197
Total loans secured by real estate	163,414	231,055
Commercial and other business-purpose loans	11,658	16,976
Consumer	12	48
	175,084	248,079

Total	$304,979	$401,027	$24,421

Included in total impaired loans as of December 31, 2012 and 2011 is $185.0 million and $204.3 million, respectively, of loans modified as troubled debt restructurings (see further discussion under the troubled debt restructurings section of this Note).

For the years ended December 31, 2012 and 2011, the average recorded investment in impaired loans and interest income recorded on impaired loans were as follows (in $1,000s):

	Year Ended December 31, 2012		Year Ended December 31, 2011
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recorded	Investment	Recorded

Commercial	$165,568	$8,092	$177,496	$7,351
Residential (including multi-family)	57,806	2,280	61,495	3,081
Construction, land development and other land	30,414	829	45,514	1,205
Total loans secured by real estate	253,788	11,201	284,505	11,637
Commercial and other business-purpose loans	24,120	1,208	29,568	1,324
Consumer	283	32	268	21

Total	$278,191	$12,441	$314,341	$12,982

The following tables summarize the aging and amounts of past due loans as of December 31, 2012 and 2011 (in $1,000s):

	December 31, 2012
	Past Due Loans			Total
	(based on payment due dates)			Amount of
			Loans on	Loans More	Loans Either
	More Than		Nonaccrual	Than 29 Days	Current or
	29 Days,	More Than	Status	Past Due or on	Less Than	Total
	and Less Than	89 Days	(Generally, 90	Nonaccrual	30 Days	Portfolio
	90 Days	(Accruing)	Days or More)	Status	Past Due	Loans

Loans secured by real estate:
Commercial	$17,580	$660	$80,449	$98,689	$658,281	$756,970
Residential (including multi- family)	6,750	85	29,719	36,554	217,139	253,693
Construction, land development and other land	4,242		8,440	12,682	43,743	56,425
Total loans secured by real estate	28,572	745	118,608	147,925	919,163	1,067,088
Commercial and other business- purpose loans	3,269		11,678	14,947	113,149	128,096
Consumer	362	70	292	724	8,600	9,324
Other					2,159	2,159

Total	$32,203	$815	$130,578	$163,596	$1,043,071	$1,206,667

	December 31, 2011
	Past Due Loans			Total
	(based on payment due dates)			Amount of
			Loans on	Loans More	Loans Either
	More Than		Nonaccrual	Than 29 Days	Current or
	29 Days,	More Than	Status	Past Due or on	Less Than	Total
	and Less Than	89 Days	(Generally, 90	Nonaccrual	30 Days	Portfolio
	90 Days	(Accruing)	Days or More)	Status	Past Due	Loans

Loans secured by real estate:
Commercial	$16,770	$3,778	$121,250	$141,798	$751,846	$893,644
Residential (including multi- family)	4,814	259	45,357	50,430	275,300	325,730
Construction, land development and other land	3,691		29,088	32,779	69,635	102,414
Total loans secured by real estate	25,275	4,037	195,695	225,007	1,096,781	1,321,788
Commercial and other business- purpose loans	3,930	148	17,818	21,896	156,521	178,417
Consumer	476	38	124	638	11,578	12,216
Other					2,779	2,779

Total	$29,681	$4,223	$213,637	$247,541	$1,267,659	$1,515,200

Capitol categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt obligations based on current financial information, aging analysis, historical payment experience, credit documentation and public information, among other factors.  Capitol analyzes loans individually by classifying the loans as to credit risk.  This analysis generally includes all loans and is generally performed at least quarterly.  The following loan risk rating definitions are used:

Pass.  Loans classified with a pass rating have been deemed to have acceptable credit quality by bank management.

Watch.  Loans classified as watch have potential weaknesses that deserve management's close attention.  If not improved, those potential weaknesses may result in deterioration of the repayment prospects for the loan in the future.

Substandard.  Loans classified as substandard are inadequately protected by the fair value of collateral or by the borrower's current net worth or paying capacity.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt obligation by the borrower.  These are characterized by the reasonable possibility that some loss will be sustained if the deficiencies are not favorably resolved.

Based on management's most recent analysis, the risk categories of loans are summarized as follows (in $1,000s):

	December 31, 2012
	Pass			Total Portfolio Loans
		Watch	Substandard

Loans secured by real estate:
Commercial	$527,953	$80,673	$148,344	$756,970
Residential (including multi-family	181,472	21,745	50,476	253,693
Construction, land development and other land	32,080	9,392	14,953	56,425
Total loans secured by real estate	741,505	111,810	213,773	1,067,088
Commercial and other business- purpose loans	100,669	7,325	20,102	128,096
Consumer	6,916	1,795	613	9,324
Other	2,159			2,159

Total	$851,249	$120,930	$234,488	$1,206,667

	December 31, 2011
	Pass			Total Portfolio Loans
		Watch	Substandard

Loans secured by real estate:
Commercial	$594,964	$88,667	$210,013	$893,644
Residential (including multi-family	220,375	31,278	74,077	325,730
Construction, land development and other land	50,392	11,920	40,102	102,414
Total loans secured by real estate	865,731	131,865	324,192	1,321,788
Commercial and other business- purpose loans	132,085	14,412	31,920	178,417
Consumer	11,125	574	517	12,216
Other	2,485	294		2,779

Total	$1,011,426	$147,145	$356,629	$1,515,200

Troubled Debt Restructurings

Capitol has designated a troubled debt restructuring as a loan that has been modified because the borrower is experiencing financial difficulty and the loan meets one or more of the following criteria:

1.
An extension or renewal of a substandard rated loan with no change in rate or terms, and the terms provided are not representative of current market rates for credits with similar risk characteristics;

2.	Modification of the interest rate in order to allow the borrower to repay the debt, based on current cash flow sources;
3.	A loan modified to an "interest only" structure for a period of time that will result in the loan being paid off, returned to the contracted terms or refinanced; or
4.	A modification of a loan into an A/B note structure, where the A note is at market rate terms and conditions, and the B note has been charged off.

Loans modified and classified as troubled debt restructurings are impaired loans.  Each loan that is designated as a troubled debt restructuring is individually evaluated for impairment to determine the specific reserve, if any, to be established.  The specific reserve is determined using the discounted cash flow method, the collateral dependency method or, when available, the observable market price method, and is calculated as the difference between the carrying value of the loan and the result of the impairment measurement method.

The loan portfolios contain primarily three categories of troubled debt restructurings, (1) loans for which the rate or terms have been modified, (2) substandard loans for which the rate or terms have not been modified but the loan was extended or renewed, and (3) loans that have been modified with interest only terms.  The following are the factors that enter into the determination of the specific reserve for each of these categories:

Loans for which the rate or terms have been modified:  The specific reserve for loans in this category, for which the repayment ability is based on the cash flows of the borrower, is generally determined using a discounted cash flow analysis, adjusted for a probability-of-default factor.  The discount period used is based on when the bank believes, depending on cash flows from the borrower or project, that the loan will be paid in full or refinanced.  If an event for paydown or an expected refinance cannot be documented, a discount period that will result in the cash flows being adjusted for a probability of default from the borrower, reducing the loan balance down to the collateral value, is generally used.  If the loan is deemed collateral dependent, the reserve will be determined using the collateral dependency method.

Loans for which there has been no rate or term modification:  If there has been no change in the rate and term, a discounted cash flow analysis, adjusted for a probability of default, is calculated to determine the specific reserve.

Loans that have interest only terms:  Unless there is a specific event that can be documented which will result in the loan being paid, returned to the original contract terms or refinanced, these loans are generally treated as collateral-dependent and the specific reserve is based on the net value of the collateral held.

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The following table summarizes loans modified as troubled debt restructurings during the years ended December 31, 2012 and 2011 (in $1,000s):

	December 31, 2012
	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Loan Loss Reserve
Troubled debt restructurings:
Loans secured by real estate:
Commercial	139	$53,250	$45,415	$3,044
Residential	100	12,628	8,826	619
Construction, land development and other land	15	1,755	1,147	67
Total loans secured by real estate	254	67,633	55,388	3,730
Commercial and other business- purpose loans	38	4,279	3,165	217
Consumer	2	39	37	4

Total	294	$71,951	$58,590	$3,951

	December 31, 2011
	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Loan Loss Reserve
Troubled debt restructurings:
Loans secured by real estate:
Commercial	195	$98,654	$72,363	$4,174
Residential	191	35,690	30,849	2,213
Construction, land development and other land	43	12,761	9,556	733
Total loans secured by real estate	429	147,105	112,768	7,120
Commercial and other business- purpose loans	116	16,948	12,479	2,407
Consumer	6	325	54	11

Total	551	$164,378	$125,301	$9,538

Of the amounts in the tables above for the year ended December 31, 2012, approximately $23.9 million, or 41%, and 113 contracts, or 38%, and for the year ended December 31, 2011, approximately $65.7 million, or 52%, and 251 contracts, or 46%, are substandard rated loans that were extended or renewed with no change in rate or terms, and the terms provided were not representative of current market rates for loans with similar risk characteristics.  The remainder of the troubled debt restructuring pool constitutes loans where repayment terms and/or interest rates were modified, or the loan was modified to an "interest only" structure.

A payment default is determined when a loan is 90 days or more past due.  The following table summarizes loans modified as troubled debt restructurings in the last twelve months for which there was a payment default during the years ended December 31, 2012 and 2011 (in $1,000s):

	December 31, 2012		December 31, 2011
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Troubled debt restructurings that subsequently defaulted:
Loans secured by real estate:
Commercial	54	$13,049	59	$25,783
Residential	31	2,580	55	7,893
Construction, land development and other land	12	1,242	21	5,355
Total loans secured by real estate	97	16,871	135	39,031
Commercial and other business- purpose loans	20	2,152	18	3,558

Total	117	$19,023	153	$42,589

Troubled debt restructurings which have a payment default are subject to a similar credit risk evaluation as other loans that are in default.  Generally, loans that are in payment default are moved to collateral dependency as the source of repayment, and the determination of the specific reserve for these loans is based on the net value of the collateral held.

The total amount of troubled debt restructurings as of December 31, 2012 and 2011 is detailed in the following tables by loan type and accrual status (in $1,000s):

	Troubled Debt Restructurings at December 31, 2012
	On Non-Accrual Status	On Accrual Status	Total

Loans secured by real estate:
Commercial	$53,486	$70,168	$123,654
Residential (including multi-family)	18,203	17,053	35,256
Construction, land development and other land	3,995	8,591	12,586
Total loans secured by real estate	75,684	95,812	171,496
Commercial and other business-purpose loans	5,885	7,493	13,378
Consumer		104	104

Total	$81,569	$103,409	$184,978

	Troubled Debt Restructurings at December 31, 2011
	On Non-Accrual Status	On Accrual Status	Total

Loans secured by real estate:
Commercial	$65,589	$52,784	$118,373
Residential (including multi-family)	25,358	18,711	44,069
Construction, land development and other land	13,714	9,918	23,632
Total loans secured by real estate	104,661	81,413	186,074
Commercial and other business-purpose loans	8,336	9,876	18,212
Consumer		54	54

Total	$112,997	$91,343	$204,340

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE F—RELATED PARTY TRANSACTIONS

In the ordinary course of business, Capitol's banking subsidiaries make loans to officers and directors of the Corporation and its subsidiaries, including their immediate families and companies in which they are principal owners.  At December 31, 2012 and 2011, total loans outstanding to these persons were $23.6 million and $40.6 million, respectively.  During 2012, $8.1 million of new loans were made to these persons, and repayments and other reductions (including bank divestitures) totaled $25.1 million.  Such loans were made at the banking subsidiaries' normal credit terms.

Officers and directors of Capitol (and their associates, family and/or affiliates) are also depositors of the banking subsidiaries.  Such deposits, which approximated $25.4 million and $20.5 million at December 31, 2012 and 2011, respectively, are accepted based upon the banks' normal terms as to interest rate, term and deposit insurance.

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT
NOTE G—PREMISES AND EQUIPMENT

Major classes of premises and equipment consisted of the following at December 31 (in $1,000s):

	2012	2011

Land, buildings and improvements	$16,512	$16,454
Leasehold improvements	15,981	15,962
Equipment, furniture and software	35,682	36,167
	68,175	68,583
Less accumulated depreciation	(47,346)	(44,663)

	$20,829	$23,920

Capitol and certain subsidiaries rent office space and equipment under operating leases.  Rent expense (net of sublease income) under these lease agreements approximated $6.2 million, $5.6 million and $7.3 million in 2012, 2011 and 2010, respectively (including rent expense approximating $1.5 million, $2.2 million and $1.8 million in 2012, 2011 and 2010, under leases with related parties).

At December 31, 2012, future minimum rental payments under operating leases that have initial or remaining noncancelable lease terms in excess of one year were as follows (in $1,000s):

2013	$7,090
2014	6,651
2015	5,835
2016	4,620
2017	3,632
2018 and thereafter	6,282

$34,110

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
NOTE H—GOODWILL

Capitol's review for potential goodwill impairment has been performed annually as of November 30th by comparing estimated entity fair value to its net assets.  This review was performed at the applicable subsidiary reporting-unit level which has recorded goodwill resulting from specific share-exchange transactions or acquisitions and on a consolidated basis.  An interim review for potential goodwill impairment becomes necessary when events or changes in circumstances indicate potential for impairment between annual review dates.

Capitol's annual review for potential goodwill impairment in 2010 concluded that all of its recorded goodwill (approximately $64.5 million, including $8.7 million from discontinued operations) was deemed to be impaired.  Accordingly, such amount was written-off as of December 31, 2010.

Management's decision to write-off all goodwill as being impaired at that date was based, in part, upon the following macro-basis considerations:

•
A dramatic decline in Capitol's aggregate market-capitalization, i.e., the computational result of multiplying the number of Capitol's common shares outstanding by the per-share market price of such common stock (estimated fair value);

•	Capitol's tangible-equity deficit (total equity, less goodwill, prior to recording any goodwill impairment for 2010); and
•
Pricing information from merger and acquisition transactions within the banking industry in the United States of America during 2010, as a multiple of tangible equity, and application of such multiple to Capitol's tangible-equity deficit prior to recording any goodwill impairment for 2010.

Management also evaluated whether events or circumstances earlier in 2010 suggested an interim review for impairment might be necessary.  An interim review for potential impairment was not considered necessary due to the absence of events or changes in Capitol's and its subsidiary reporting units' circumstances (since the preceding annual review in late 2009).  Such conclusion was confirmed by the macro-basis considerations discussed in the preceding paragraph, in addition to reporting unit-level (subsidiaries) analyses, which did not arise until the fourth quarter of 2010.

Amounts recorded as goodwill impairment are reflected within noninterest expense as a non-cash charge to operations, when determined.

DEPOSITS	12 Months Ended
Dec. 31, 2012
DEPOSITS [Abstract]
DEPOSITS
NOTE I—DEPOSITS

The aggregate amount of time deposits of $100,000 or more approximated $430 million and $567 million as of December 31, 2012 and 2011, respectively.

At December 31, 2012, scheduled maturities of time deposits were as follows (in $1,000s):

2013	$520,412
2014	140,211
2015	47,347
2016	23,596
2017	12,011
2018 and thereafter	1,704

$745,281

NOTES PAYABLE AND SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE AND SHORT-TERM BORROWINGS [Abstract]
NOTES PAYABLE AND SHORT-TERM BORROWINGS
NOTE J—NOTES PAYABLE AND SHORT-TERM BORROWINGS

Notes payable and short-term borrowings consisted of the following at December 31 (in $1,000s):

	2012	2011

FHLB borrowings	$4,937	$37,955
Promissory notes	3,491	12,490

	$8,428	$50,445

FHLB borrowings represent advances secured by certain portfolio loans and other eligible collateral.  Such advances become due at varying dates and bear interest at market short-term rates (approximately 1.40% at December 31, 2012).  At December 31, 2012, unused lines of credit under these facilities approximated $113.3 million.  Assets pledged to secure these credit facilities consisted of portfolio loans in the amount of $229.6 million.  Continued availability of the FHLB credit facilities is subject to the FHLB's review of the banks' credit worthiness.

During 2008, Capitol completed a private offering of 9% promissory notes.  The promissory notes were purchased by accredited investors, including certain related parties of Capitol.  The promissory notes mature in 2013.  Interest is payable quarterly and the notes became callable in 2010.  In 2010, Capitol extinguished approximately $4.6 million in promissory notes in exchange for 1,374,000 shares of common stock resulting in a gain of $1.3 million.  The payment and accrual of interest on these promissory notes was discontinued as of the bankruptcy filing date; at December 31, 2012, the balance of these notes approximated $6.8 million and was included in liabilities subject to compromise (see Note C).  At December 31, 2011, the balance of these promissory notes was approximately $8.4 million and was included in the table above.

In October 2011, Capitol terminated an aircraft lease and issued a promissory note for the remaining balance of that lease.  Interest is payable monthly at an annual rate of 10% and the note matures in 2016.  At December 31, 2012 and 2011, the balance of this promissory note was approximately $3.5 million and $4.1 million, respectively.

At December 31, 2012, scheduled debt maturities of notes payable and short-term borrowings were as follows (in $1,000s):

2013	$5,781
2014	874
2015	927
2016	846

$8,428

SUBORDINATED DEBENTURES	12 Months Ended
Dec. 31, 2012
SUBORDINATED DEBENTURES [Abstract]
SUBORDINATED DEBENTURES
NOTE K—SUBORDINATED DEBENTURES

Subordinated debt (included in liabilities subject to compromise at December 31, 2012, see Note C) relates to trust-preferred securities issued by Capitol which are summarized as follows at December 31 (in $1,000s):

	Current Interest Rate	Scheduled Maturity	Aggregate Liquidation Amount	Net Carrying Amount
				2012	2011

Capitol Trust I	8.50% fixed	2027	$13,494	$13,494	$13,186
Capitol Trust II	10.25% fixed	2031	10,000	10,000	9,803
Capitol Statutory Trust III	3.89% variable	2031	15,000	15,000	14,706
Capitol Bancorp Capital Trust IV	3.99% variable	2032	3,000	3,000	2,931
Capitol Trust VI	3.63% variable	2033	10,000	10,000	9,787
Capitol Trust VII	7.78% fixed	2033	10,000	10,000	9,891
Capitol Statutory Trust VIII	3.26% variable	2033	20,000	20,000	19,715
Capitol Trust IX	7.69% fixed	2034	10,000	10,000	9,952
Capitol Bancorp Trust X	1.98% variable	2037	33,000	33,000	33,000
Capitol Trust XI	1.96% variable	2037	20,000	20,000	20,000
Capitol Trust XII	10.50% fixed	2038	6,802	6,802	6,185

			$151,296	$151,296	$149,156

Securities of Capitol Trust I and XII were issued in public offerings in 1997 and 2008, respectively.  All other securities were formed in conjunction with private placements of trust-preferred securities.  Each of these securities has similar terms and, subject to certain provisions, may be called by Capitol five years after issuance.  The liquidation amount of these securities is guaranteed by Capitol.

On January 31, 2011, Capitol accepted for exchange 1,180,602 of the 2,530,000 outstanding shares of trust-preferred securities of Capitol Trust I and 773,934 of the 1,454,100 outstanding shares of trust-preferred securities of Capitol Trust XII and, pursuant to the related exchange offer, issued approximately 19.5 million previously-unissued shares of Capitol's common stock.  This exchange resulted in the retirement of approximately $19.5 million aggregate liquidation amount of the trust-preferred securities on a combined basis and eliminated approximately $3.4 million of accrued interest payable associated with the retired securities, which collectively increased Capitol's equity and regulatory capital by $21.9 million, including a gain on the transaction of approximately $16.9 million.

In 2009, the Corporation commenced the deferral of interest payments on its various trust-preferred securities, as is permitted under the terms of the securities, in order to conserve cash resources.  The payment of interest on those securities may be deferred for periods up to five years.  During such deferral periods, Capitol is prohibited from paying dividends on its common stock (subject to certain exceptions) and is further restricted by Capitol's written agreement with the Federal Reserve Bank of Chicago, which prohibits both payment of interest on the trust-preferred securities and cash dividends without prior written approval from that agency.  Upon termination of a deferral-period, all prior accrued and unpaid interest becomes immediately due and payable to holders of the securities at that time.  Accrued interest payable on such securities approximated $33.3 million and $27.6 million at December 31, 2012 and 2011, respectively.  Holders of the trust-preferred securities recognize current taxable income relating to the deferred interest payments.  The accrual of interest was discontinued as of the bankruptcy filing date (see Note C).

Documents governing the trusts give holders of the securities preference on liquidation over the holders of Capitol's common stock.  When the trust-preferred securities were issued, they were treated as qualifying regulatory capital.  Under current regulatory guidelines, none of Capitol's trust-preferred securities are included as qualifying regulatory capital as of December 31, 2012 and 2011.

STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION [Abstract]
STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION
NOTE L—STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION

In March 2011, Capitol's articles of incorporation were amended to increase its number of authorized shares from 70 million to 1.52 billion, of which 1.5 billion shares are classified as common stock and 20 million are classified as preferred stock.  Such amendment was approved at a special meeting of holders of the Corporation's common stock.  At that special meeting, a future reverse stock split at a later date was authorized, subject to the discretion of Capitol's board of directors as to the provisions of such reverse stock split, if any.

On June 30, 2010, Capitol issued an aggregate 95,000 shares of its Series A Noncumulative Perpetual Preferred Stock.  Of that aggregate issuance, 44,020 shares were issued to a consolidated subsidiary of Capitol and, accordingly, have been eliminated in consolidation.  The remaining 50,980 shares were issued to a bank-development company which is an unconsolidated affiliate of Capitol.  The liquidation preference of the shares issued is $100 per share, with an aggregate issuance of $9.5 million of which $4.4 million has been eliminated upon consolidation.  The Series A Preferred Stock is nonvoting and callable at Capitol's option after 36 months from date of issuance at $100 per share plus any accrued dividends.  Dividends on such shares are payable only when and if declared by Capitol's board of directors based on an annual rate of 6%.

In April 2010, Capitol completed an offering of 2.5 million shares of previously-unissued common stock and warrants for the purchase of 1.25 million additional shares of common stock, resulting in net proceeds approximating $6.8 million with a corresponding increase to Capitol's stockholders' equity.  The warrants have an exercise price of $3.50 per warrant and expire in 2013.

Warrants for the purchase of 75,719 shares of Capitol's common stock, which were issued in 2009, were outstanding at December 31, 2011 and expired May 31, 2012.

Shares of restricted common stock of the Corporation have been granted to certain officers.  Compensation expense related to such restricted stock approximated $50,000 in 2012, $323,000 in 2011 and $655,000 in 2010.  There were no tax benefits associated with such compensation expense in 2012, 2011 and 2010.  Future compensation expense related to unvested restricted common stock grants as of December 31, 2012 approximates $14,000 (based on grants through December 31, 2012), to be recorded ratably over a period of approximately 2.9 years, based on the weighted-average remaining vesting period at that date.

Activity in unvested restricted common stock is summarized as follows:

	2012		2011		2010
	Restricted Shares	Weighted- Average Grant Date Fair Value	Restricted Shares	Weighted- Average Grant Date Fair Value	Restricted Shares	Weighted- Average Grant Date Fair Value

Unvested at January 1	20,822	$17.21	310,216	$5.58	144,943	$22.14
Granted	--	--	--	--	224,720	1.38
Vested	(6,822)	17.95	(240,794)	3.58	(28,372)	31.25
Forfeited	(6,000)	33.16	(48,600)	10.52	(31,075)	29.00

Unvested at December 31	8,000	$4.61	20,822	$17.21	310,216	$5.58

Stock options have been granted to certain officers and directors which provide for the purchase of shares of the Corporation's common stock.  Stock options are granted at an exercise price equal to the fair value of common stock on the grant date.  All such stock options expire at varying periods up to seven years after the grant date.  Stock option activity is summarized as follows:

	Number Outstanding	Exercise Price Range			Weighted Average Exercise Price

Outstanding at January 1, 2010	2,504,483	$2.01	to	$46.20	$24.61
Granted in 2010	206,656	1.78	to	1.96	1.95
Exercised in 2010	(10,000)	2.01	to	2.01	2.01
Cancelled or expired in 2010	(955,537)	2.01	to	46.20	25.57
Outstanding at December 31, 2010	1,745,602	1.78	to	46.20	21.53

Granted in 2011	755,000	0.06	to	0.09	0.06
Cancelled or expired in 2011	(337,168)	1.78	to	37.48	24.32
Outstanding at December 31, 2011	2,163,434	0.06	to	46.20	13.61

Exercised in 2012	(250,000)	0.06	to	0.06	0.06
Cancelled or expired in 2012	(846,148)	0.06	to	46.20	28.22
Outstanding at December 31, 2012	1,067,286	$0.06	to	$46.20	$5.20

There was no aggregate intrinsic value of exercised stock options as of December 31, 2012, 2011 and 2010.

Stock options with an aggregate fair value of $33,000 and $255,000 were granted in 2011 and 2010, respectively (none in 2012).  Fair value was computed using a Black-Scholes valuation model.

Fair value assumptions included the following:

	2011	2010

Risk-free interest rate	0.85% and 0.88%	2.01% and 2.62%
Stock price volatility	0.99 and 1.23	0.85 and 0.76
Dividend yield	--	--
Expected option life	5 years and 3.37 years	4.5 years and 5 years

Compensation expense related to stock options approximated $24,000 in 2012, $16,000 in 2011 and $301,000 in 2010, and associated tax benefits approximated $8,000 in 2012, $6,000 in 2011 and $106,000 in 2010 (before valuation allowance, see Note O).  Future compensation expense relating to stock options outstanding as of December 31, 2011 is insignificant.

As of December 31, 2012, substantially all outstanding stock options were vested, currently exercisable and had a weighted average remaining contractual life of 2.47 years.  The following table summarizes stock options outstanding and segregated by exercise price range as of December 31, 2012:

		Weighted Average
Exercise Price Range	Number Outstanding	Exercise Price	Remaining Contractual Life

$ 0.00 to 5.99	821,894	$0.91	2.62 years
$ 6.00 to 9.99	52,140	6.04	3.10 years
$20.00 to 24.99	183,887	22.03	1.66 years
$35.00 or more	9,365	46.20	1.00 years

	1,067,286	$5.20

Cash received from optionees upon exercise of stock options approximated $4,000 in 2012 and $20,000 in 2010 (none in 2011) and there were no tax benefits realized in 2012, 2011 and 2010.

DIVESTITURES OF BANKS AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DIVESTITURES OF BANKS AND DISCONTINUED OPERATIONS [Abstract]
DIVESTITURES OF BANKS AND DISCONTINUED OPERATIONS
NOTE M—DIVESTITURES OF BANKS AND DISCONTINUED OPERATIONS

In 2012, Capitol completed the following sales of bank subsidiaries (in $1,000s):

		Sale
	Date Sold	Proceeds	Gain (Loss)

Mountain View Bank of Commerce(1)	January 30, 2012	$4,060	$126
Bank of Michigan(2)	July 27, 2012	3,611	(228)
First Carolina State Bank(2)	July 30, 2012	1,269	289
High Desert Bank(1)	November 19, 2012	760	(44)

		$9,700	$143

(1)	Previously a majority-owned subsidiary of a bank-development subsidiary controlled by Capitol.
(2)	Previously a majority-owned subsidiary of Capitol.

In 2011, Capitol completed the sale of eight bank subsidiaries for $47.3 million in sales proceeds and a net gain of $5.5 million.  In 2010, Capitol completed the sale of eleven bank subsidiaries for $76.1 million in sales proceeds and a net gain of $15.8 million.  In 2009, Capitol completed the sale of one bank subsidiary for $9.5 million in sale proceeds and a net gain of $1.2 million.

In addition to completed sales transactions, Capitol has entered into definitive agreements to sell its interests (or controlling interests held by bank-development subsidiaries) in the following institutions which are pending:  Bank of Maumee and Capitol National Bank.  The pending bank sales are subject to regulatory approval and other contingencies.  If completed, those pending bank divestitures would result in Capitol receiving estimated proceeds approximating $3.3 million and recognizing an estimated loss on sale of approximately $3.3 million ($0.08 per share).

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The results of operations of bank subsidiaries sold in 2012, summarized in the preceding table, together with the results of operations of Bank of Feather River, Bank of Fort Bend, Bank of Las Colinas, Bank of the Northwest, Bank of Tucson-main office, Community Bank of Rowan, Evansville Commerce Bank and Sunrise Bank which were sold in 2011 and Adams Dairy Bank, Bank of Belleville, Bank of San Francisco, Community Bank of Lincoln, Fort Collins Commerce Bank, Larimer Bank of Commerce, Loveland Bank of Commerce, Napa Community Bank, Ohio Commerce Bank, Southern Arizona Community Bank and USNY Bank which were sold in 2010, are classified as discontinued operations, which include the following components on a combined basis (in $1,000s):

	2012	2011	2010

Interest income	$5,694	$30,103	$86,688
Interest expense	1,162	5,549	18,179
Net interest income	4,532	24,554	68,509
Provision for loan losses	807	8,246	22,115
Net interest income after provision for loan losses	3,725	16,308	46,394
Noninterest income, excluding gain on sale of bank subsidiaries	990	3,555	6,644
Gain on sale of bank subsidiaries	143	5,495	15,784
Noninterest expense	4,741	21,989	57,410
Income before income taxes	117	3,369	11,412
Less income tax expense	97	2,324	9,168
Net income from discontinued operations	20	1,045	2,244
Net loss attributable to noncontrolling interests	514	1,456	3,610
Net income from discontinued operations attributable to Capitol Bancorp Limited	$534	$2,501	$5,854
Net income from discontinued operations per common share attributable to Capitol Bancorp Limited	$0.01	$0.06	$0.29

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Assets and liabilities of discontinued operations as of December 31, 2011 (none as of December 31, 2012) are summarized below (in $1,000s):

Assets:		Liabilities:
Cash and cash equivalents	$44,754	Noninterest-bearing
Investment securities	10,199	deposits	$30,581
Federal Home Loan Bank		Interest-bearing deposits	190,771
stock	1,001	Total deposits	221,352
Portfolio loans	189,069	Debt obligations	12,053
Less allowance for loan		Other liabilities	1,298
losses	(7,492)
Net portfolio loans	181,577		$234,703
Premises and equipment	3,880
Other real estate owned	7,172
Other assets	4,935

	$253,518

EMPLOYEE RETIREMENT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE RETIREMENT PLANS [Abstract]
EMPLOYEE RETIREMENT PLANS
NOTE N—EMPLOYEE RETIREMENT PLANS

The Corporation has a contributory employee retirement plan (the "Plan") which covers substantially all full-time employees, over age 21, of Capitol and certain subsidiaries.  The Plan provides for employer contributions in amounts determined annually by Capitol's board of directors.  Eligible employees make voluntary contributions to the Plan.  Employer contributions to the Plan, a partial match based on employee contributions (1%, subject to certain limitations in 2012 and 2011; none in 2010), charged to expense for the year ended December 31, 2012 and 2011 approximated $294,000 and $292,000, respectively (none in 2010).

Prior to 2011, Capitol also had a defined contribution employee stock ownership plan ("ESOP") which covered substantially all employees of Capitol and certain subsidiaries.  Effective January 1, 2011, the ESOP was merged with and into Capitol's 401(k) plan, to form the Plan discussed above, to reduce future administrative and compliance costs.  There were no ESOP contributions charged to expense in 2010.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE O—INCOME TAXES

Income taxes inclusive of discontinued operations include the following components (in $1,000s):

	2012	2011	2010
Federal:
Current expense	$170	$1,532	$3,638
Deferred benefit	(226)	(1,082)	(1,403)
	(56)	450	2,235
State:
Current expense (benefit)	1	(649)	545
Deferred benefit		(810)	(720)
	1	(1,459)	(175)

Income tax expense (benefit)	$(55)	$(1,009)	$2,060

In addition to state income taxes, certain states in which the banks operate impose taxes based on measures other than income.  Tax expense associated with those jurisdictions approximated $309,500 in 2012 ($464,500 in 2011 and $670,000 in 2010) and is excluded from income tax expense (included as a component of other noninterest expense).

Federal income taxes paid in 2012, 2011 and 2010 approximated $230,000, $278,000 and $715,000, respectively.  No state income taxes were paid in 2012 ($84,000 was paid in 2011 and $62,000 was paid in 2010).

Differences between income tax expense recorded and amounts computed using the statutory tax rate (in $1,000s) are reconciled below based on operating results (including discontinued operations):

	2012	2011	2010

Federal income tax benefit computed at statutory rate of 35%	$(9,618)	$(18,527)	$(88,306)
State income taxes expense (benefit)	4,502	(9,744)	(10,297)
Valuation allowance on deferred state income tax assets	(4,501)	8,285	10,122
Federal tax effect of:
State income taxes	(1,575)	3,411	3,604
Valuation allowance on state taxes	1,575	(2,900)	(3,543)
Valuation allowance recorded for deferred federal income tax assets	(2,578)	23,559	78,162
Other	12,140	(5,093)	12,318

Total income tax expense (benefit)	$(55)	$(1,009)	$2,060

Capitol had a valuation allowance for deferred income tax assets to reduce such net assets to an amount which was deemed to be realizable on a more-likely-than-not basis as of December 31, 2012 and 2011.  The valuation allowance may reduce income tax expense accrual requirements to the extent of Capitol's profitability in future periods.

Net deferred income tax assets, a component of other assets, consisted of the following at December 31 (in $1,000s):

	2012	2011

Allowance for loan losses	$26,493	$37,086
Net operating loss carryforwards of subsidiaries	131,513	124,613
Deferred compensation	789	1,060
Depreciation	(765)	(1,858)
Start-up costs of de novo banks	624	1,043
Fair value adjustment for investment securities available for sale	(37)	(36)
Other real estate owned	12,095	16,585
Net deferred costs of loan originations	(181)	(448)
Unaccrued interest income on nonperforming loans	5,518	7,021
Other, net	14,373	21,766
	190,422	206,832
Less valuation allowance	(190,457)	(205,875)

	$(35)	$957

Capitol and most of its subsidiaries have federal and state net operating loss carryforwards which may reduce income taxes payable in future periods, which have been recognized for deferred tax purposes (subject to a valuation allowance) and, as of December 31, 2012, expire as follows (in $1,000s):

	Federal	State
2013-2015		$106,979
2016-2018		27,781
2019-2021	$12	2,778
2022-2024	496	1,133
2025-2028	41,733	23,001
2029-2032	294,362	35,318

	$336,603	$196,990

In conjunction with its annual review, management concluded that there were no significant uncertain tax positions requiring recognition in Capitol's consolidated financial statements.  Such evaluation was performed for 2009, 2010, 2011 and 2012, which are the tax years which remain subject to examination by major tax jurisdictions, updated as of December 31, 2012.

Capitol's consolidated federal tax returns for 2004 through 2009 were selected for examination by the Internal Revenue Service (the "IRS") due to the reporting of significant operating loss carrybacks from 2008 and 2009, and subsequent refund received in 2010.  The examination was concluded in 2012 and, as a result of this examination, Capitol has recorded a federal income tax liability approximating $6.4 million plus interest of $422,000 at year-end.

Capitol may from time to time be assessed interest or penalties associated with tax liabilities by major tax jurisdictions, although any such assessments would likely be immaterial.  To the extent Capitol may receive an assessment for interest and/or penalties, it would be classified in the consolidated statements of operations as a component of other noninterest expense; such amounts have been negligible during the periods presented.

NET LOSS PER SHARE ATTRIBUTABLE TO CAPITOL BANCORP LIMITED	12 Months Ended
Dec. 31, 2012
Net loss per common share attributable to Capitol Bancorp Limited [Abstract]
Net Loss Per Common Share Attributable to Capitol Bancorp Limited
NOTE P—NET LOSS PER SHARE ATTRIBUTABLE TO CAPITOL BANCORP LIMITED

The computations of net loss per share were as follows (in 1,000s):

	2012	2011	2010

Numerator—net loss attributable to Capitol Bancorp Limited	$(25,474)	$(45,427)	$(225,215)

Denominator for basic and diluted net loss per share— weighted average number of common shares outstanding, excluding unvested restricted shares of common stock	41,070	38,817	20,186

Number of antidilutive stock options excluded from diluted net loss per share computation	1,067	2,163	1,746

Number of antidilutive unvested restricted shares of common stock excluded from basic and diluted net loss per share computation	8	21	310

Number of antidilutive warrants to purchase common stock excluded from diluted net loss per share computation	1,250	1,326	1,326

Net income (loss) per common share attributable to Capitol Bancorp Limited:
From continuing operations	$(0.63)	$(1.23)	$(11.45)
From discontinued operations	0.01	0.06	0.29

Total net loss per common share attributable to Capitol Bancorp Limited	$(0.62)	$(1.17)	$(11.16)

Additional disclosures regarding restricted shares of common stock, warrants to purchase common stock and stock options are set forth in Note L.

FAIR VALUE	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Fair Value
NOTE Q—FAIR VALUE

Accounting standards establish a hierarchy that prioritizes the use of fair value inputs used in valuation methodologies into the following three levels:

Level 1:  Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2:  Significant observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be derived from or corroborated by observable market data by correlation or other means.

Level 3:  Significant unobservable inputs that reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of Capitol's valuation methodologies used to measure and disclose the fair values of its assets and liabilities on a recurring or nonrecurring basis:

Investment securities available for sale:  Securities available for sale are recorded at fair value on a recurring basis.  Fair value measurement is based on quoted prices, when available (Level 1 inputs).  If quoted prices are not available, fair values are measured using independent pricing models, as Level 2 inputs.

Mortgage loans held for sale:  Mortgage loans held for sale are carried at the lower of aggregate cost or fair value and are measured on a nonrecurring basis.  Mortgage loans held for sale written down to fair value would be included in the table below (none at December 31, 2012 and 2011).  Fair value is based on independent quoted market prices, where applicable (Level 1 inputs), or the prices for other whole mortgage loans with similar characteristics, as Level 2 inputs.

Loans:  The Corporation does not record loans at fair value on a recurring basis.  However, from time to time, nonrecurring fair value adjustments to collateral-dependent loans are recorded to reflect partial write-downs based on the observable market price, current appraised value of the collateral or other estimates of fair value, as Level 3 inputs.

Other real estate owned:  At the time of foreclosure, foreclosed properties are adjusted to estimated fair value less estimated costs to sell upon transfer from portfolio loans to other real estate owned, establishing a new carrying value.  The Corporation subsequently adjusts estimated fair value on other real estate owned on a nonrecurring basis to reflect partial write-downs based on the observable market price or current appraisal data, as Level 3 inputs.

Long-lived and indefinite lived assets:  The Corporation does not record long-lived or indefinite lived assets at fair value on a recurring basis.  However, from time to time, nonrecurring fair value adjustments to a long-lived or indefinite asset are recorded to reflect partial write-downs based on the observable market price or other estimate of fair value in the event of impairment.

Fair value measurements for assets and liabilities where there exists limited or no observable market data and, therefore, which are based primarily upon estimates, are often calculated based on current pricing policy, the economic and competitive environment, the characteristics of the asset or liability and other such factors.  Therefore, the results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability.  Additionally, there may be inherent weaknesses in any calculation technique and, further, changes in the underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future values.

As of December 31, 2012 and 2011, there were no liabilities measured at fair value on either a recurring or nonrecurring basis.

Assets measured at fair value on a recurring basis as of December 31 were as follows (in $1,000s):

	2012		2011
	Total	Significant Other Observable Inputs (Level 2)	Total	Significant Other Observable Inputs (Level 2)

Investment securities available for sale:
United States treasury	$3,500	$3,500	$4,013	$4,013
United States government agencies	3,987	3,987
Mortgage-backed	8,219	8,219	10,592	10,592
Municipalities			278	278

	$15,706	$15,706	$14,883	$14,883

Assets measured at fair value on a nonrecurring basis as of December 31 were as follows (in $1,000s):

	2012		2011
	Total	Significant Unobservable Inputs (Level 3)	Total	Significant Unobservable Inputs (Level 3)

Impaired loans (1)	$116,977	$116,977	$175,084	$175,084

Other real estate owned (1)	$80,963	$80,963	$94,300	$94,300

(1)	Represents carrying value based on the appraised value of the applicable collateral or other real estate owned or other estimates of fair value (less estimated costs to sell).

Many of Capitol's collateral-dependent impaired loans and other real estate owned assets are located in severely depressed real estate markets.  In those markets, appraisal data may be of limited usefulness in estimating fair value because comparable sale transactions are infrequent, not orderly and are often distressed or forced.  Further, such comparable sale transactions may be lower, or substantially less than, amounts which could be realized in orderly (and not distressed or forced) sales between the owner/occupant and a future user of the property.

Updated appraisals are generally obtained when it has been determined that a loan has become collateral-dependent.  Adjustments to the loan's carrying value (or requirements for an allocation of the allowance for loan losses) are made, when appropriate, after the review of an appraisal or evaluation.  The timing of when a collateral-dependent loan should be classified as a nonperforming loan is contingent upon several factors, including the performance of the loan, the borrower's payment history and/or results of the bank's review of updated borrower financial information.

When a borrower's performance has deteriorated (for example, the borrower has become delinquent on required payments, the borrower's updated financial information received indicates adverse financial trends or sales/leasing activity is less than expected in the case of multi-unit properties), the loan will be downgraded and, if appropriate, an updated appraisal will be ordered for the loan if it is deemed collateral-dependent.  Non-collateral dependent loans will be included within loss contingency pools, in conjunction with estimating the bank's requirements for its allowance for loan losses.  Upon receipt and review of updated appraisal data and after any further fair value analysis is completed on those loans deemed to be collateral-dependent, the loans will be further evaluated for appropriate write-down.  Negative differences between appraised value, less estimated costs to sell, and the related carrying value of the loans are charged to the allowance for loan losses, as partial write-downs/charge-offs, on a timely basis.  Occasionally, additional potential loss amounts may be included if circumstances exist which may further adversely impact fair value estimates.  Internally-developed evaluations may be used when the amount of a loan is less than $250,000.  Internally-prepared evaluations may also be used to estimate the current valuation changes driven by current economic conditions.  Updated fair value information is generally obtained at least annually for collateral-dependent loans and other real estate owned.

Carrying values and estimated fair values of financial instruments based upon the accounting guidance set forth in Accounting Standards Codification 825-10 were as follows at December 31 (in $1,000s):

		2012		2011
	Level Used to Measure Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets:
Cash	1	$56,582	$56,582	$37,162	$37,162
Cash equivalents	2	270,265	270,265	315,205	315,205
Loans held for sale	2			2,129	2,129
Investment securities:
Available for sale	2	15,706	15,706	14,883	14,883
Held for long-term investment	3	2,736	2,736	2,737	1,981
		18,442	18,442	17,620	16,864
Federal Home Loan Bank and Federal Reserve Bank stock	2	10,531	10,531	12,807	12,807
Portfolio loans:
Loans secured by real estate:
Commercial	3	756,970	753,298	893,644	890,033
Residential (including multi-family)	3	253,693	253,625	325,730	325,044
Construction, land development and other land	3	56,425	56,523	102,414	102,431
Total loans secured by real estate		1,067,088	1,063,446	1,321,788	1,317,508
Commercial and other business-purpose loans	3	128,096	127,816	178,417	178,402
Consumer	3	9,324	9,565	12,216	12,395
Other	3	2,159	2,029	2,779	2,544
Total portfolio loans		1,206,667	1,202,856	1,515,200	1,510,849
Less allowance for loan losses	3	(63,455)	(63,455)	(85,788)	(85,788)
Net portfolio loans		1,143,212	1,139,401	1,429,412	1,425,061

Financial liabilities:
Deposits:
Noninterest-bearing	1	323,411	323,411	325,607	325,607
Interest-bearing:
Demand accounts	2	475,176	475,176	486,120	486,120
Time certificates of less than $100,000	3	315,647	318,385	451,795	456,974
Time certificates of $100,000 or more	3	429,634	432,444	566,680	570,807
Total interest-bearing deposits		1,220,457	1,226,005	1,504,595	1,513,901
Total deposits		1,543,868	1,549,416	1,830,202	1,839,508
Notes payable and short-term borrowings	3	8,428	9,671	50,445	50,824
Subordinated debentures	3			149,156	123,452

Estimated fair values of financial assets and liabilities in the preceding table are based upon a comparison of current interest rates on financial instruments and the timing of related scheduled cash flows to the estimated present value of such cash flows using current estimated market rates of interest (unless quoted market values or other fair value information is more readily available, except subordinated debentures, for which the fair value is based on the liquidation or principal amount outstanding).  For example, the estimated fair value of portfolio loans is determined based on discounted cash flow computations.  Similarly, the estimated fair values of time deposits, notes payable and other borrowings were determined through discounted cash flow computations.  Except for subordinated debentures, such estimates of fair value are not intended to represent portfolio liquidation value and, accordingly, only represent an estimate of fair value based on current financial reporting requirements.

Given current economic conditions, the majority of the loan portfolio is not readily marketable and, accordingly, market prices may not exist.  Capitol has not attempted to market the loan portfolio to potential buyers, if any exist, to determine the fair value of those instruments.  Since negotiated prices, if any, in illiquid markets depend upon the then-present motivations of the buyer and seller, it is reasonable to assume that potential sales prices could vary widely from any estimate of fair value made without the benefit of negotiations.  Additionally, changes in market interest rates commensurate with risk may dramatically impact the value of financial instruments at any time.  Accordingly, fair value measurements for loans included in the preceding table are unlikely to represent the instruments' liquidation values.

COMMITMENTS, GUARANTEES AND OTHER CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS, GUARANTEES AND OTHER CONTINGENCIES [Abstract]
COMMITMENTS, GUARANTEES AND OTHER CONTINGENCIES
NOTE R—COMMITMENTS, GUARANTEES AND OTHER CONTINGENCIES

In the ordinary course of business, loan commitments are made to accommodate the financial needs of bank customers.  Loan commitments include stand-by letters of credit, lines of credit, and other commitments for commercial, installment and mortgage loans.  Stand-by letters of credit, when issued, commit the bank to make payments on behalf of customers if certain specified future events occur and are used infrequently by the banks ($4.2 million and $4.8 million outstanding at December 31, 2012 and 2011, respectively).  Other loan commitments outstanding consist of unused lines of credit and approved, but unfunded, specific loan commitments ($87.7 million and $98.4 million at December 31, 2012 and 2011, respectively).  Those loan commitments (stand-by letters of credit and unfunded loans) generally expire within one year and are reviewed periodically for continuance or renewal.

All loan commitments have credit risk essentially the same as that involved in routinely making loans to customers and are made subject to the banks' normal credit policies.  In making these loan commitments, collateral and/or personal guarantees of the borrowers are generally obtained based on management's credit assessment.

Capitol's banking subsidiaries are required to maintain average reserve balances in the form of cash on hand and balances due from the Federal Reserve Bank and correspondent banks.  The amount of reserve balances required as of December 31, 2011 was $25,000 (none at December 31, 2012).

Deposits at the banking subsidiaries are insured up to the maximum amount covered by FDIC insurance.  From December 31, 2010 through December 31, 2012, all noninterest-bearing transaction deposit accounts were fully insured regardless of the amount and account ownership, separate from and in addition to the FDIC insurance coverage provided for the depositors' other accounts.

Capitol has guaranteed up to $2.5 million of secured borrowings by Amera Mortgage Corporation, a less than 50%-owned affiliate.  As of December 31, 2012, management has evaluated the risk and potential loss in connection with this guarantee and concluded that no liability exists.

Generally, banks are subject to cross-guaranty liability regarding other financial institutions the FDIC determines are controlled by any multibank holding company.  Pursuant to federal regulations, an insured depository institution may be liable for any loss the FDIC has incurred or expects to incur in connection with the failure of a former affiliate institution and, if the FDIC determines that remaining affiliates have a liability to the FDIC, then they would be required to pay that liability to the FDIC.  Payment of a cross-guaranty liability to the FDIC could have a material adverse impact on the results of operations, capital adequacy and financial position of Capitol and its banking subsidiaries.

To date, none of Capitol's subsidiary banks have received any notice of assessment of cross-guaranty liability.  Capitol's banks have, however, received notice from the FDIC that the FDIC may assess a cross-guaranty liability relating to a failed community bank in Florida which ceased operations in November 2009.  The FDIC alleges that the Florida bank was an affiliated institution of Capitol, although Capitol owned no securities of that bank or otherwise controlled the failed institution.  The aggregate loss to the FDIC of that failed bank approximated $23.6 million.  Previously, the FDIC had until November 2011, two years from the date of such notice, to determine whether to assess that potential cross-guaranty liability, if any.  In November 2011, the FDIC and Capitol's banks entered into a mutual tolling agreement which extends the ability of the FDIC to impose the cross-guaranty liability, as well as extends the statute of limitations for the banks to take action against the FDIC for two additional years, ending in November 2013.

In addition to the above-mentioned potential cross-guaranty liability, some of Capitol's banking subsidiaries were advised in December 2009 that, to mitigate the effects of any possible assessment arising from potential cross-guaranty liability, they should develop a plan to arrange a sale, merger or recapitalization such that Capitol no longer controls the bank.  This guidance was preceded by Capitol's previously-announced plans to selectively divest of some of its bank subsidiaries in conjunction with reallocating capital resources to the remaining banks.  Capitol's pending divestitures are subject to regulatory approval which may take an extended period of time to obtain.

As of December 31, 2012 and 2011, there were no material pending legal proceedings to which Capitol or its subsidiaries were a party, or to which any of its property was subject, except for proceedings arising in the ordinary course of business.  Management believes that pending legal proceedings will not have a material effect on the consolidated financial position or results of operations of Capitol.

CAPITAL REQUIREMENTS AND RELATED REGULATORY MATTERS	12 Months Ended
Dec. 31, 2012
Regulatory Capital Matters [Abstract]
Regulatory Capital Matters
NOTE S—CAPITAL REQUIREMENTS AND RELATED REGULATORY MATTERS

Current banking regulations restrict the ability to transfer funds from subsidiaries to their parent in the form of cash dividends, loans or advances.  As of December 31, 2012, Capitol's bank subsidiaries were prohibited from making dividend payments to the Corporation without prior regulatory approval.

Each bank and Capitol are subject to complex capital requirements.  Federal financial institution regulatory agencies impose certain risk-based capital requirements on financial institutions and bank holding companies.  Those guidelines require all banks and bank holding companies to maintain certain minimum ratios and related amounts based on 'Tier 1' and 'Tier 2' capital and 'risk-weighted assets' as defined and periodically prescribed by the respective regulatory agencies.  Failure to meet these capital requirements can result in severe regulatory enforcement action or other adverse consequences for a depository institution and, accordingly, could have a material impact on Capitol's consolidated financial statements and financial position.

Under the regulatory capital adequacy requirements and related framework for prompt corrective action, the specific capital requirements involve quantitative measures of assets, liabilities and certain off-balance-sheet items calculated under regulatory accounting practices.  The capital amounts and classifications are also subject to qualitative judgments by regulatory agencies with regard to components, risk weighting and other factors.

In September 2009, Capitol and its second-tier bank holding companies entered into an agreement with the Federal Reserve Bank of Chicago (the "Reserve Bank") under which Capitol agreed to refrain from the following actions without the prior written consent of the Reserve Bank:  (i) declare or pay dividends; (ii) receive dividends or any other form of payment representing a reduction in capital from Michigan Commerce Bank, or from any of its subsidiary institutions that are subject to any restriction by the institution's federal or state regulator that limits the payment of dividends or other intercorporate payments; (iii) make any distributions of interest, principal, or other sums on subordinated debentures or trust-preferred securities; (iv) incur, increase or guarantee any debt; or (v) purchase or redeem any shares of the stock of Capitol, the second-tier bank holding companies, nonbank subsidiaries or any of the subsidiary banks that are held by shareholders other than Capitol.

In addition, Capitol agreed to:  (i) submit to the Reserve Bank a written plan to maintain sufficient capital at Capitol on a consolidated basis and at Michigan Commerce Bank (as Capitol's largest bank subsidiary and a separate legal entity on a stand-alone basis); (ii) notify the Reserve Bank no more than 30 days after the end of any quarter in which Capitol's consolidated or Michigan Commerce Bank's capital ratios fall below the approved capital plan's minimum ratios as well as if any subsidiary institution's ratios fall below the minimum ratios required by the institution's federal or state regulator; (iii) review and revise its ALLL methodology for loans held by Capitol and submit to the Reserve Bank a written program for maintenance of an adequate ALLL for loans held by Capitol; (iv) take all necessary actions to ensure each of its subsidiary institutions comply with Federal Reserve regulations; (v) refrain from increasing any fees or charging new fees to any subsidiary institution without the prior written consent of the Reserve Bank; (vi) submit to the Reserve Bank a written plan to enhance the consolidated organization's risk management practices, a strategic plan to improve the consolidated organization's operating results and overall condition, and a cash flow projection; (vii) comply with laws and regulations regarding senior executive officer positions and severance payments; and (viii) provide quarterly reports to the Reserve Bank regarding these undertakings.

Many of Capitol's bank subsidiaries have entered into formal enforcement actions (as well as informal agreements) with their applicable regulatory agencies.  Those enforcement actions provide for certain restrictions and other guidelines and/or limitations to be followed by the banks.  The banks generally subject to such enforcement actions are noted as such in the regulatory capital summary appearing on page F-36of this document.

The FDIC may issue Prompt Corrective Action Notifications ("PCAN") to banking subsidiaries falling below the "adequately-capitalized" regulatory-capital classification, and subsequently may issue Prompt Correction Action Directives ("PCAD").  PCADs may be issued when a bank, which has previously received a PCAN, has submitted two consecutive capital restoration plans which have been rejected by the FDIC.

Certain banking subsidiaries have received a PCAD, which are listed on page F-38of this document.  These banks are striving to develop and implement capital restoration plans which may be acceptable to the FDIC.

The following table summarizes the amounts (in $1,000s) and related ratios of Capitol's consolidated regulatory capital position:

		December 31
		2012		2011
Tier 1 capital to average adjusted total assets:
Minimum required amount(1)	≥	$66,520	≥	$92,356
Actual amount		$(144,341)		$(109,146)
Ratio		(8.68)%		(4.73)%

Tier 1 capital to risk-weighted assets:
Minimum required amount(2)	≥	$49,402	≥	$68,615
Actual amount		$(144,341)		$(109,146)
Ratio		(11.69)%		(6.36)%

Combined Tier 1 and Tier 2 capital to risk- weighted assets:
Minimum required amount(3)	≥	$98,805	≥	$137,231
Actual amount		$(144,341)		$(109,146)
Ratio		(11.69)%		(6.36)%

(1)	The minimum required ratio of Tier 1 capital to average adjusted total assets to be considered adequately-capitalized is 4%.
(2)	The minimum required ratio of Tier 1 capital to risk-weighted assets to be considered adequately-capitalized is 4%.
(3)	The minimum required ratio of Tier 1 and Tier 2 capital to risk-weighted assets to be considered adequately-capitalized is 8%.

Capitol's total risk-based capital ratios at December 31, 2012 and 2011 were materially and adversely impacted by the exclusion of approximately $167.3 million and $171.5 million, respectively, of previously-qualifying Tier 2 capital, inasmuch as Tier 2 capital is limited to 100% of Tier 1 capital, primarily trust-preferred securities and a portion of the allowance for loan losses.  The Tier 1 capital deficit resulted mostly from operating losses.

The preceding summary indicates that Capitol, on a consolidated basis, was classified as less than "adequately-capitalized" at December 31, 2012 for regulatory purposes.  In addition, several of its bank subsidiaries had capital levels resulting in classification as "undercapitalized" or "significantly-undercapitalized" at that date.

Banks and bank holding companies which are less than "adequately-capitalized" are subject to increased regulatory oversight, intervention, requirements and limitations.  Regarding banks classified as "undercapitalized" or "significantly-undercapitalized," or otherwise noncompliant with formal enforcement actions and informal regulatory agreements, management continues to take action to improve such capital classifications and related compliance in the future, subject to the availability of capital and continued cooperation by regulatory agencies (see Note U).

PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
PARENT COMPANY FINANCIAL INFORMATION [Abstract]
PARENT COMPANY FINANCIAL INFORMATION

Condensed Balance Sheets

	-December 31-
	2012	2011
	(in $1,000s)
Assets
Cash on deposit, principally with subsidiary banks	$207	$1,411
Money market funds on deposit, principally with subsidiary banks	1,427	3,234
Cash and cash equivalents	1,634	4,645
Investment securities	123	82
Loans, net	255	269
Investments in and advances to subsidiaries	96,644	111,583
Investment in and advances to Amera Mortgage Corporation	432	434
Investment in and advances to CDBL III	1,712	1,896
Equipment, furniture and software, net	1,412	1,717
Other assets	2,804	3,053

Total assets	$105,016	$123,679

Liabilities and Stockholders' Equity
Liabilities:
Accounts payable, accrued expenses and other liabilities	$6,397	$38,290
Debt obligations	609	12,731
Subordinated debentures		180,742
Liabilities subject to compromise	231,879
Total liabilities	238,885	231,763
Stockholders' equity deficit	(133,869)	(108,084)

Total liabilities and stockholders' equity	$105,016	$123,679

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Condensed Statements of Operations and Comprehensive Loss

	-Year Ended December 31-
	2012	2011	2010
	(in $1,000s)
Income:
Intercompany fees	$8,359	$11,120	$22,057
Dividends from subsidiaries		11,000	5,000
Interest	791	2,561	996
Gain (loss) on sales of bank subsidiaries	19	(1,949)	12,749
Gain on debt extinguishment		16,861	1,255
Other	5,404	6,219	(704)
Total income	14,573	45,812	41,353
Expenses:
Interest	6,160	6,450	15,427
Salaries and employee benefits	7,314	8,087	14,771
Occupancy	1,125	1,254	2,264
Equipment rent and depreciation	289	407	3,205
Goodwill impairment			38,718
Other	5,548	6,373	9,236
Total expenses	20,436	22,571	83,621
Income (loss) before equity in undistributed net losses of consolidated subsidiaries, reorganization items and income taxes	(5,863)	23,241	(42,268)
Equity in net losses of consolidated subsidiaries	(16,832)	(69,464)	(189,553)
Less reorganization items	2,956
Loss before income taxes	(25,651)	(46,223)	(231,821)
Income tax	(177)	(796)	(6,606)

Net loss	(25,474)	(45,427)	(225,215)

Other comprehensive income (loss), net of tax:
Unrealized gains (losses) arising during the period	2	(86)	219

Comprehensive loss	$(25,472)	$(45,513)	$(224,996)

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Condensed Statements of Cash Flows

	-Year Ended December 31-
	2012	2011	2010
	(in $1,000s)
OPERATING ACTIVITIES
Net loss	$(25,474)	$(45,427)	$(225,215)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in net losses of consolidated subsidiaries	16,832	69,464	189,553
Depreciation and amortization of intangibles	390	450	1,690
Reorganization items	2,956
Loss on sales of other real estate owned	1,316
Goodwill impairment			38,718
Loss on sales of equipment and furniture		2	4
Loss (gain) on sales of bank subsidiaries	(19)	1,949	(12,749)
Gain on debt extinguishment		(16,861)	(1,255)
Realized loss on sales of investment securities			362
Decrease (increase) in amounts due from subsidiaries and other assets	2,725	(2,366)	9,367
Increase in accounts payable, accrued expenses and other liabilities	5,007	6,433	8,784
NET CASH PROVIDED BY OPERATING ACTIVITIES	3,733	13,644	9,259

INVESTING ACTIVITIES
Net cash investments in subsidiaries	(10,545)	(48,262)	(79,084)
Proceeds from sales of investment securities		507	2,102
Purchases of investment securities			(100)
Net decrease in loans	14	4,735	4,927
Proceeds from sales of other real estate owned	802
Proceeds from sales of equipment and furniture		4	3,707
Purchases of equipment and furniture	(85)	(175)	(240)
Proceeds from sales of bank subsidiaries	3,099	26,543	58,796
NET CASH USED BY INVESTING ACTIVITIES	(6,715)	(16,648)	(9,892)

FINANCING ACTIVITIES
Net payments on debt obligations			(1,000)
Net proceeds from issuance of common stock			6,870
Tax effect of share-based payments	(29)	(256)	(293)
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES	(29)	(256)	5,577
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,011)	(3,260)	4,944
Cash and cash equivalents at beginning of year	4,645	7,905	2,961

CASH AND CASH EQUIVALENTS AT END OF YEAR	$1,634	$4,645	$7,905

GOING-CONCERN CONSIDERATIONS	12 Months Ended
Dec. 31, 2012
GOING CONCERN CONSIDERATION [Abstract]
GOING-CONCERN CONSIDERATIONS
NOTE U—GOING CONCERN CONSIDERATIONS

As of December 31, 2012, there are several significant adverse aspects of Capitol's consolidated financial position and results of operations which include, but are not limited to, the following:

•	The Corporation has filed for protection under Chapter 11;
•	An equity deficiency approximating $144.1 million;
•	Regulatory capital classification on a consolidated basis as less than "adequately-capitalized" and related negative amounts and ratios;
•	Numerous banking subsidiaries with regulatory capital classification as "undercapitalized" or "significantly-undercapitalized";
•
Certain banking subsidiaries which are generally subject to formal enforcement actions and informal regulatory agreements have received "prompt corrective action" notifications and/or directives from the FDIC, which require timely action by bank management and the respective boards of directors to resolve regulatory capital ratios which result in classification as less than "adequately-capitalized" (the basis of a PCAN) or to submit an acceptable capital restoration plan to the FDIC (the basis of a PCAD), and it is likely additional PCANs and/or PCADs may be issued in the future and/or the banking subsidiaries may be unable to satisfactorily resolve such notices and/or directives;

•
Capitol has sold several of its banking subsidiaries during the past few years and has other divestiture transactions pending (see Note M).  The proceeds from those divestitures have been redeployed at certain remaining banking subsidiaries which have experienced a significant erosion of capital due to operating losses.  While such proceeds have been a significant source of funds for redeployment, the Corporation will need to raise significant other sources of new capital in the future;

•
The Corporation and substantially all of its banking subsidiaries are operating under various regulatory enforcement actions which place a number of restrictions on them and impose other requirements limiting activities, requiring preservation of capital, improvement in regulatory capital measures, reduction of nonperforming assets and other things for which the entities have not achieved full compliance;

•	Elevated levels of nonperforming loans and other nonperforming assets as a percentage of consolidated loans and total assets, respectively; and
•
Losses from continuing operations, resulting primarily from elevated provisions for loan losses, costs associated with foreclosed properties and other real estate owned and, in 2010, an impairment charge to operations for the write-off of previously-recorded goodwill ($64.5 million, including $8.7 million from discontinued operations).

The foregoing considerations raise some level of doubt (potentially substantial doubt) as to the Corporation's ability to continue as a going concern.  Such substantial doubt is discussed in the Report of Independent Registered Public Accounting Firm set forth on page F-54.

Capitol has commenced several initiatives and other actions to mitigate these going concern considerations and to improve the Corporation's financial condition, equity, regulatory capital and regulatory compliance.  In early 2011, a partial exchange of trust-preferred securities was completed and the Corporation's stockholders approved an amendment to the articles of incorporation to increase its authorized common stock and authorize its board of directors to proceed with a rights offering and reverse stock split, in addition to a potential share-exchange regarding second-tier bank-development subsidiaries.

Improvement in Capitol's and its banking subsidiaries' capitalization, financial position, asset quality and results of operations requires multi-faceted efforts, which are currently being considered in the following areas, among others:

•	Raising significant amounts of new equity capital pursuant to the Chapter 11 Plan of Reorganization;
•	Completion of a proposed financial restructuring plan;
•	Completion of pending divestitures;
•	Further reductions in nonperforming assets;
•	Stabilization of provisions for loan losses and impairment losses; and
•	Further reductions in operating expenses as a result of potential divestitures or mergers of bank subsidiaries and continued streamlining of corporate operations.

Capitol's ability to continue as a going concern is contingent on the successful achievement of the items listed above.  Capitol's board of directors and management are fully engaged and committed to successful completion of those items, with a clear sense of urgency, subject to the availability of capital and continued cooperation by regulatory agencies.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE V—SUBSEQUENT EVENTS

In early 2013, Capitol sold a portion of the shares it held in Capitol National Bank ("CNB") for approximately $1 million resulting in a net loss on sale of approximately $520,000 and in a reduction of Capitol's ownership percentage below 50%.  Since Capitol no longer holds a controlling financial interest in CNB, CNB will cease to be a consolidated subsidiary of Capitol in 2013 and Capitol's remaining investment in CNB will be accounted for under the equity method of accounting.  Capitol deployed the sale proceeds as a capital injection into Sunrise Bank of Albuquerque.

The sale of the remaining shares of CNB owned by Capitol is pending.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES
Estimates
Estimates:  The preparation of consolidated financial statements, in conformity with generally accepted accounting principles in the United States of America, requires management to make significant estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results will differ from those estimates because of the inherent subjectivity and inaccuracy of any estimation.

Cash and Cash Equivalents
Cash and Cash Equivalents:  Cash and cash equivalents include cash on hand, amounts due from banks (interest-bearing and noninterest-bearing), money-market funds and federal funds sold.  Generally, federal funds transactions are entered into for a one-day period.

Loans Held For Sale
Loans Held For Sale:  Loans held for sale represent residential real estate mortgage loans held for sale into the secondary market.  Loans held for sale are stated at the aggregate lower of cost or market.  Fees from the origination of loans held for sale are recognized in the period the loans are originated.  Government-guaranteed loans which may be sold after origination are not classified as held-for-sale inasmuch as the sale of such loans is largely dependent upon the extent to which gains may be realized.

Derivatives
Derivatives:  Residential real estate mortgage loans held for sale are originated by Capitol's banks.  When a customer has locked the interest rate on a mortgage application, and the banks have approved a loan commitment, the interest rate lock agreement is treated as a derivative, and a firm loan commitment.  The banks use forward delivery commitments to sell the mortgage loans into the secondary market.  The interest rate lock and forward delivery commitments are derivatives, and are offsetting agreements that serve as a hedge of the banks' exposure to interest rate changes and the resulting fluctuation of the commitments.  The fair value of the commitments are netted and recorded in the balance sheet with changes in fair value recorded in the statement of operations.

Investment Securities
Investment Securities:  Investment securities available for sale are carried at fair value with unrealized gains and losses reported as a separate component of stockholders' equity, net of tax effect (accumulated other comprehensive income).  All other investment securities are classified as held for long-term investment and are carried at amortized cost which approximates fair value (see Note D).

Investments are classified at the date of purchase based on management's analysis of liquidity and other factors.  The adjusted cost of the specific securities sold is used to compute realized gains or losses.  Premiums and discounts are recognized in interest income using the interest method over the period to maturity.

Loans, Credit Risk and Allowance for Loan Losses
Loans, Credit Risk and Allowance for Loan Losses:  Portfolio loans are carried at their principal balance based on management's intent and ability to hold such loans for the foreseeable future until maturity or repayment.  Capitol primarily presents its portfolio loan information on a segment basis that is further subdivided into classes on the basis of collateral types.

Credit risk arises from making loans and loan commitments in the ordinary course of business.  Substantially all portfolio loans are made to borrowers in the banks' communities.  Consistent with the banks' emphasis on business lending, there are concentrations of credit risk in loans secured by commercial real estate and less significant levels of concentration risk may exist in loans secured by equipment and other business assets.  The maximum potential credit risk to Capitol, without regard to underlying collateral and guarantees, is the total of loans and loan commitments outstanding.  Management reduces exposure to losses from credit risk by requiring collateral and/or guarantees for loans and by monitoring concentrations of credit, in addition to recording provisions for loan losses and maintaining an allowance for loan losses.

The allowance for loan losses is maintained at a level believed adequate by management to absorb estimated losses inherent in the portfolio at the balance-sheet date.  Management's determination of the adequacy of the allowance for loan losses is an estimate based on evaluation of the portfolio (including potential impairment of individual loans and concentrations of credit), past loss experience, current economic conditions, volume, amount and composition of the loan portfolio, loan commitments outstanding and other factors.  The allowance is increased by provisions for loan losses charged to operations and reduced by net charge-offs.  Delinquent loans are generally charged-off at 120 days past due for closed-end loans and 180 days past due for revolving lines of credit or at an earlier time if a loss-confirming event has occurred, unless the loan is both well-secured and in process of collection.  Because the allowance for loan losses is based on significant estimates, actual future loan losses will differ from such estimates.

The allowance for loan losses consists of specific and general components.  The specific component relates to loans that are individually classified as impaired, including loans which are considered to be troubled debt restructurings.  The general component covers non-classified loans and is based on historical loss experience adjusted for current qualitative environmental factors.  The Corporation maintains a loss history analysis that tracks loan losses and recoveries based on loan class as well as the loan risk grade assignment.

For all classes of loans, a loan is placed into nonaccrual status generally before the loan becomes 90 days past due if it becomes probable that the borrower cannot make all scheduled payments, full repayment of principal and interest is not expected or the loan is identified as having loss elements, or when any loan becomes past due 90 days or more unless the loan is determined to be well secured and in the process of collection.  Loans are returned to accrual status when all of the principal and interest amounts contractually due have been brought current, have demonstrated timely payment performance for a period of time and future payments are reasonably assured.

For all classes of loans, a loan is considered impaired when it is probable that all amounts due according to the contractual terms of a loan agreement will not be collected, including contractually scheduled interest and principal payments.  At a minimum, all loans greater than $500,000 or $250,000 (based on aggregate relationship) are individually evaluated for impairment for banking subsidiaries with total assets of $200 million or more or less than $200 million, respectively, when it is determined the loan is impaired.  A specific allowance allocation may be recorded for troubled debt restructurings or a charge-down taken in the amount of the impairment to reduce the loan to its net realizable value.  No reserve allocation is considered necessary when there is sufficient collateral that is held to protect the bank from loss on impaired loans.  Groups of smaller-balance homogeneous loans are collectively evaluated for impairment and, accordingly, these loans are not generally separately identified for impairment evaluation.

Loan modifications or restructurings are accounted for as troubled debt restructurings if, for economic or legal reasons, it has been determined that a borrower is experiencing financial difficulties and the bank grants a "concession" to the borrower that it would not otherwise consider.  For all classes of loans, a troubled debt restructuring may involve a modification of terms, such as a reduction of the stated interest rate or loan balance, a reduction of accrued interest, an extension of the maturity date at an interest rate lower than a current market rate for a new loan with similar risk, or some combination thereof involving a concession to the borrower to facilitate repayment.  Loans modified and classified as troubled debt restructurings are impaired loans.  Troubled debt restructurings generally remain classified as impaired until the borrower has demonstrated timely payment performance for a period of time pursuant to the modified terms of the loan, or renewed at an interest rate that is at a market rate for loans with similar risk characteristics.

Capitol's banks have stand-by letters of credit outstanding that, when issued, commit the banks to make payments on behalf of customers if certain specified future events occur, generally being nonpayment by the customer to a counterparty.  These obligations generally expire within one year and require collateral and/or personal guarantees by the borrower and its principals based on management's assessment of loss exposure.  The maximum credit risk associated with these instruments equals their contractual amounts, assuming that the borrower defaults and related collateral proves to be worthless.  The total contractual amounts do not necessarily represent future cash requirements since many of those guarantees expire without being drawn upon.

Credit risk also arises from amounts of funds on deposit at other financial institutions (i.e., due from banks) to the extent balances exceed the limits of deposit insurance.  Capitol periodically monitors the financial position of such financial institutions to evaluate credit risk.

Interest and Fees on Loans
Interest and Fees on Loans:  Interest income on loans is recognized based upon the principal balance of loans outstanding.  Loan origination fees and direct loan origination costs are deferred and amortized over the life of the related loans as an adjustment of yield.  Direct costs of successful origination of portfolio loans generally exceed fees from loan originations (net deferred costs approximated $1.2 million and $1.6 million at December 31, 2012 and 2011, respectively).

For all classes of loans, the accrual of interest is generally discontinued when a loan becomes 90 days past due as to interest (i.e., placed on nonaccrual status).  When interest accruals are discontinued, interest previously accrued (but unpaid) is reversed against interest income.  Interest payments subsequently received on such loans may be accounted for on a cash basis as to interest income, provided that collectability of principal is expected and until the loan qualifies for being returned to accrual status.  If collectability of principal is not expected, subsequent payments of interest are applied to principal.  Management may elect to continue the accrual of interest when the estimated net realizable value of collateral is sufficient to cover the principal balance and accrued interest and the loan is in the process of collection.

Transfers of Financial Assets
Transfers of Financial Assets:  Transfers of financial assets are accounted for as sales when control over the transferred asset has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the bank and are presumptively beyond the reach of the bank and its creditors (even in bankruptcy or other receivership), (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the bank does not maintain effective control over the transferred asset through an agreement to repurchase it before maturity or the ability to unilaterally cause the holder to return specific assets.  Transfers of financial assets are generally limited to participating interests in commercial loans sold as well as sale of government-guaranteed loans and the sale of residential mortgage loans into the secondary market, the extent of which is disclosed in the consolidated statements of cash flows.

Premises and Equipment
Premises and Equipment:  Premises and equipment are stated on the basis of cost.  Depreciation, which relates primarily to equipment, furniture and software with estimated useful lives of approximately three to seven years, is computed principally by the straight-line method.  Buildings are generally depreciated on a straight-line basis with estimated useful lives of approximately 40 years.  Leasehold improvements are generally depreciated over the shorter of the respective lease term or estimated useful life.

Other Real Estate
Other Real Estate:  Other real estate is comprised of properties acquired through a foreclosure proceeding or acceptance of a deed in lieu of foreclosure.  At the time of foreclosure, the carrying value of such properties is adjusted to estimated fair value (less estimated costs to sell) when transferred from portfolio loans to other real estate owned, establishing a new cost-basis.  These properties held for sale are subsequently carried at the lower of the new cost-basis or estimated fair value (less estimated costs to sell) and are periodically reviewed for subsequent impairment.

Fair Values of Financial Instruments
Fair Values of Financial Instruments:  Fair values of financial instruments are estimated using market information and other assumptions and involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, assumptions and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or market conditions could significantly affect such estimates.

Share-Based Compensation
Share-Based Compensation:  Stock options state a specific exercise price and expiration date and may be exercised by the optionee upon payment of the exercise price and related taxes due from the optionee; the Corporation, in its discretion, may permit cashless exercises of stock options.  Generally, previously unissued shares of common stock are issued upon exercise of stock options.  Compensation expense for stock option awards is recognized ratably over the vesting period of the award based on the fair value of the option, computed using a Black-Scholes valuation model.  Compensation expense for awards of restricted common stock is recognized ratably over the vesting periods of such awards (generally ranging from four to fifteen years), based on the fair value of the common stock on the date of grant.  Stock price volatility used in a Black-Scholes valuation model for stock options is based on historical volatility.  The risk-free interest rate is based on the yield of U.S. government securities with a maturity date consistent with the expected option life.  The expected option life is estimated based on past exercise behavior of optionees and the related option term.

Trust Assets and Related Income
Trust Assets and Related Income:  Customer property, other than funds on deposit, held in a fiduciary or agency capacity by Capitol's banks is not included in the consolidated balance sheet because it is not an asset of the banks or Capitol.  Trust and wealth-management revenues are recorded on the accrual method.

Federal Income Taxes
Federal Income Taxes:  Capitol and its subsidiaries which are owned 80% or more by Capitol file a consolidated federal income tax return.  Deferred federal income taxes are recognized for the tax consequences of temporary differences by applying enacted tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.  When it is determined that realization of deferred tax assets may be in doubt, a valuation allowance is recorded to reduce those assets to the amount which is more-likely-than-not realizable.  The effect on income taxes of a change in tax laws or rates is recognized in operations in the period that includes the enactment date.

Net Loss Per Share Attributable to Capitol
Net Loss Per Share Attributable to Capitol:  Basic net loss per share attributable to Capitol is computed by dividing net loss attributable to Capitol by the weighted-average number of common shares outstanding, exclusive of unvested restricted shares outstanding.  Diluted net loss per share attributable to Capitol is based on the weighted-average number of common shares outstanding, plus common share equivalents calculated for stock options, warrants and restricted common stock outstanding using the treasury stock method.  Common stock equivalents are excluded from per-share computations to the extent they are antidilutive.

Comprehensive Income (Loss)
Comprehensive Income (Loss):  Comprehensive income (loss) is the sum of net income (loss) and certain items which are charged or credited to equity which, for Capitol, is the net change in the fair value adjustment for investment securities available for sale.

New Accounting Standards
New Accounting Standards:  In April 2011, an accounting standards update was issued to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets on substantially the agreed upon terms.  This standard eliminates consideration of the transferor's ability to fulfill its contractual rights and obligations from the criteria, as well as related implementation guidance (i.e., that it possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets), in determining effective control, even in the event of default by the transferee.  Other criteria applicable to the assessment of effective control are not changed by this new guidance.  This new guidance became effective January 1, 2012 and did not have any effect on the Corporation's consolidated financial statements upon implementation.

In May 2011, an accounting standards update was issued which amended the fair value measurement and disclosure requirements to explain how to measure fair value in certain instances; however, this update does not require additional fair value measurements.  Some of the amendments include clarification regarding the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's stockholders' equity, measuring the fair value of financial instruments that are managed within a portfolio, application of premiums and discounts in a fair value measurement, expanded disclosure requirements to include quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy, and expanded disclosure of the categorization by level of the fair value hierarchy for the items that are not measured at fair value in the balance sheet, but for where the estimated fair value is required to be disclosed (i.e., portfolio loans and deposits).  This new guidance was effective prospectively beginning January 1, 2012 and did not have a material effect on the Corporation's consolidated financial statements upon implementation.

The new disclosures of the fair value levels of the Corporation's assets and liabilities are set forth in Note Q.

In June 2011, an accounting standards update was issued to amend the options available for the presentation of other comprehensive income.  An entity has the option of presenting the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements, but may no longer present the components of comprehensive income as part of the statement of equity.  This new guidance was effective retrospectively for all annual and interim periods presented beginning January 1, 2012 and the Corporation now presents a separate consolidated statement of comprehensive income.

In February 2013, an accounting standards update was issued to amend and improve the reporting of reclassifications out of accumulated other comprehensive income.  The amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements.  However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component.  In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.  For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts.  This new guidance is effective prospectively for all annual and interim periods beginning January 1, 2013 and management does not expect it will have a material effect on the Corporation's consolidated financial statements upon implementation.

A variety of proposed or otherwise potential accounting standards are currently under study by standard-setting organizations and various regulatory agencies.  Because of the tentative and preliminary nature of these proposed standards, management has not determined whether implementation of such proposed standards would be material to the Corporation's consolidated financial statements.

NATURE OF OPERATIONS, BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2012
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION [Abstract]
Components of consolidated bank subsidiaries
Capitol Bancorp Limited ("Capitol" or the "Corporation") is a multibank holding company.  Consolidated bank subsidiaries consist of the following as of December 31, 2012:

Affiliate	Location	Percentage Owned or Controlled by Capitol	Percentage Owned by Subsidiaries Controlled by Capitol	Year Formed or Acquired

Arizona Region:
Central Arizona Bank	Casa Grande, Arizona	66%	31%	1997
Sunrise Bank of Albuquerque	Albuquerque, New Mexico	(1)	100%	2000
Sunrise Bank of Arizona	Phoenix, Arizona	(1)	100%	1998

Great Lakes Region:
Bank of Maumee	Maumee, Ohio	(1)	51%	2006
Capitol National Bank(2)	Lansing, Michigan	51%		1982
Indiana Community Bank	Goshen, Indiana	(1)	100%	2000
Michigan Commerce Bank	Ann Arbor, Michigan	(1)	100%	1990

Nevada Region:
1st Commerce Bank	North Las Vegas, Nevada	30%	64%	2006
Bank of Las Vegas	Las Vegas, Nevada	(1)	100%	2002

Southeast Region:
Pisgah Community Bank	Asheville, North Carolina	84%	12%	2008
Sunrise Bank	Atlanta, Georgia	78%	19%	2006

(1)	Majority-owned by a bank-development subsidiary (second-tier bank holding company) in which Capitol holds a controlling interest.
(2)
Pursuant to two separate share exchanges consummated in 2011 and 2012, Capitol reduced its ownership of Capitol National Bank to approximately 33%.  However, Capitol retained control of Capitol National Bank and the right to vote over 50% of the outstanding shares until February 2013.

Debtor-in-Possession Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Debtor-in-Possession Financial Information [Abstract]
Liabilities Subject To Compromise Disclosures [Table Text Block]
As required by ASC Topic 852, the amount of liabilities subject to compromise represents management's estimate of known or potential prepetition and post-petition claims to be addressed in connection with the bankruptcy filing.  Such claims are subject to future adjustments.  The liabilities subject to compromise consist of the following at December 31, 2012 (in $1,000s):

Trust-preferred securities	$151,296
Senior notes	6,820
Accrued interest payable	33,318
Accrued estimated taxes payable	7,108
Accounts payable and other accrued liabilities	1,751

Total liabilities subject to compromise	$200,293

Reorganization Expense Items [Table Text Block]
Professional advisory fees and other costs directly associated with the reorganization are reported separately as reorganization items pursuant to ASC Topic 852.  From the August 9, 2012 bankruptcy filing date forward, the reorganization items for the year ended December 31, 2012 consisted of the following (in $1,000s):

Deferred issuance costs	$2,081
Professional fees	875

Total reorganization items	$2,956

INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT SECURITIES [Abstract]
Schedule Of Available For Sale And Held To Maturity Securities
Investment securities consisted of the following at December 31 (in $1,000s):

	2012		2011
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Available for sale securities:
United States treasury	$3,499	$3,500	$4,004	$4,013
United States government agencies	4,000	3,987
Mortgage-backed	8,098	8,219	10,537	10,592
Municipalities			273	278
	15,597	15,706	14,814	14,883
Held for long-term investment:
CDBL III	765	765	973	973
Corporate	1,971	1,971	1,764	1,764
	2,736	2,736	2,737	2,737

	$18,333	$18,442	$17,551	$17,620

Gross Unrealized Gains and Losses and Carrying Value of Available-for-sale Securities
Gross unrealized gains and losses on investment securities available for sale were as follows at December 31 (in $1,000s):

	2012		2011
	Gains	Losses	Gains	Losses

United States treasury	$1		$9
United States government agencies		$13
Mortgage-backed	121		71	$16
Municipalities			5

	$122	$13	$85	$16

The age of gross unrealized losses and carrying value (at estimated fair value) of securities available for sale are summarized below (in $1,000s):

	2012		2011
	Unrealized Loss	Carrying Value	Unrealized Loss	Carrying Value
One year or less:
United States government agencies	$13	$3,987
Mortgage-backed			$16	$6,674

	$13	$3,987	$16	$6,674

Scheduled Maturities of Investment Securities
Scheduled maturities of investment securities held as of December 31, 2012 were as follows (in $1,000s):

	Amortized Cost	Estimated Fair Value

Due in one year or less	$3,501	$3,502
After five years, through ten years	4,656	4,680
After ten years	7,440	7,524
Securities held for long-term investment, without stated maturities	2,736	2,736

	$18,333	$18,442

LOANS (Tables)	12 Months Ended
Dec. 31, 2012
LOANS [Abstract]
Summary of Portfolio Loans
Portfolio loans consisted of the following at December 31 (in $1,000s):

	2012	2011

Loans secured by real estate:
Commercial	$756,970	$893,644
Residential (including multi-family)	253,693	325,730
Construction, land development and other land	56,425	102,414
Total loans secured by real estate	1,067,088	1,321,788
Commercial and other business-purpose loans	128,096	178,417
Consumer	9,324	12,216
Other	2,159	2,779
Total portfolio loans	1,206,667	1,515,200
Less allowance for loan losses	(63,455)	(85,788)

Net portfolio loans	$1,143,212	$1,429,412

Schedule of Allowance for Loan Losses and the Carrying Amount of Loans
The following tables present the allowance for loan losses and the carrying amount of loans based on management's overall assessment of probable incurred losses, and should not be interpreted as an indication of future charge-offs:

	December 31, 2012
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Allowance for loan losses:
Individually evaluated for impairment	$8,246	$2,803	$1,058	$1,405	$57			$13,569
Collectively evaluated for probable incurred losses	13,380	8,596	1,810	4,102	1,098	$5	$20,895	49,886

Total allowance for loan losses	$21,626	$11,399	$2,868	$5,507	$1,155	$5	$20,895	$63,455

Portfolio loans:
Individually evaluated for impairment	$121,745	$38,722	$14,037	$14,028	$94			$188,626
Collectively evaluated for probable incurred losses	635,225	214,971	42,388	114,068	9,230	$2,159		1,018,041

Total portfolio loans	$756,970	$253,693	$56,425	$128,096	$9,324	$2,159		$1,206,667

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	December 31, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Allowance for loan losses:
Individually evaluated for impairment	$10,636	$3,730	$3,115	$3,732	$29			$21,242
Collectively evaluated for probable incurred losses	26,371	15,598	7,257	10,196	660	$17	$4,447	64,546

Total allowance for loan losses	$37,007	$19,328	$10,372	$13,928	$689	$17	$4,447	$85,788

Portfolio loans:
Individually evaluated for impairment	$167,792	$54,296	$35,921	$23,583	$63			$281,655
Collectively evaluated for probable incurred losses	725,852	271,434	66,493	154,834	12,153	$2,779		1,233,545

Total portfolio loans	$893,644	$325,730	$102,414	$178,417	$12,216	$2,779		$1,515,200

Schedule of Summarize Activity in the Allowance for Loan Losses
Activity within the allowance for loan losses is summarized below (in $1,000s):

	2012	2011	2010

Balance at beginning of year	$85,788	$124,955	$111,026
Allowance for loan losses of acquired bank affiliate		2,380
Provision for loan losses charged to operations	1,452	35,630	142,237
Net charge-offs:
Loans charged-off (deduction)	(46,095)	(92,445)	(142,885)
Recoveries	22,310	15,268	14,577
Net charge-offs	(23,785)	(77,177)	(128,308)

Balance at end of year	$63,455	$85,788	$124,955

	Year Ended December 31, 2012
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Beginning balance	$37,007	$19,328	$10,372	$13,928	$689	$17	$4,447	$85,788

Charge-offs	(19,298)	(11,536)	(5,705)	(7,911)	(989)	(656)		(46,095)
Recoveries	6,947	5,334	3,166	6,316	448	99		22,310
Net charge-offs	(12,351)	(6,202)	(2,539)	(1,595)	(541)	(557)		(23,785)

Provision for loan losses	7,327	1,704	(4,196)	(5,085)	1,135	567		1,452

Additional unallocated allowance	(10,357)	(3,431)	(769)	(1,741)	(128)	(22)	16,448

Ending balance	$21,626	$11,399	$2,868	$5,507	$1,155	$5	$20,895	$63,455

	Year Ended December 31, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Beginning balance	$48,272	$34,602	$17,352	$23,965	$679	$85		$124,955

Acquired loan loss reserve	1,043	117	651	500	68	1		2,380

Charge-offs	(33,609)	(19,709)	(20,753)	(17,339)	(1,033)	(2)		(92,445)
Recoveries	4,709	2,881	3,768	3,667	237	6		15,268
Net charge-offs	(28,900)	(16,828)	(16,985)	(13,672)	(796)	4		(77,177)

Provision for loan losses	19,195	2,404	9,671	3,650	775	(65)		35,630

Additional unallocated allowance	(2,603)	(967)	(317)	(515)	(37)	(8)	$4,447

Ending balance	$37,007	$19,328	$10,372	$13,928	$689	$17	$4,447	$85,788

Schedule of Nonperforming Loans and Other Nonperforming Assets
Nonperforming loans (i.e., loans which are 90 days or more past due and loans on nonaccrual status) at December 31 are summarized as follows (in $1,000s):

	2012	2011
Nonaccrual loans:
Loans secured by real estate:
Commercial	$80,449	$121,250
Residential (including multi-family)	29,719	45,357
Construction, land development and other land	8,440	29,088
Total loans secured by real estate	118,608	195,695
Commercial and other business-purpose loans	11,678	17,818
Consumer	292	124
Total nonaccrual loans	130,578	213,637

Past due (>90 days) loans and accruing interest:
Loans secured by real estate:
Commercial	660	3,778
Residential (including multi-family)	85	259
Total loans secured by real estate	745	4,037
Commercial and other business-purpose loans	70	148
Consumer		38
Total past due loans	815	4,223

Total nonperforming loans	$131,393	$217,860

Schedule of Impaired Loans
Impaired loans are summarized in the following tables (in $1,000s), based on loans which either have an allowance for loan losses recorded or no such allowance as of December 31, 2012 and 2011:

	December 31, 2012
	Carrying Value	Unpaid Principal Balance	Related Allowance for Loan Losses

With an allowance recorded:
Loans secured by real estate:
Commercial	$76,961	$90,983	$9,638
Residential (including multi-family)	20,672	34,886	3,564
Construction, land development and other land	7,406	13,213	1,153
Total loans secured by real estate	105,039	139,082	14,355
Commercial and other business-purpose loans	11,598	20,550	2,001
Consumer	373	1,517	139
	117,010	161,149	16,495
With no related allowance recorded:
Loans secured by real estate:
Commercial	73,656	107,802
Residential (including multi-family)	26,100	33,126
Construction, land development and other land	9,625	13,922
Total loans secured by real estate	109,381	154,850
Commercial and other business-purpose loans	7,574	11,379
Consumer	22	22
	116,977	166,251

Total	$233,987	$327,400	$16,495

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	December 31, 2011
	Carrying Value	Unpaid Principal Balance	Related Allowance for Loan Losses

With an allowance recorded:
Loans secured by real estate:
Commercial	$68,486	$79,753	$11,053
Residential (including multi-family)	30,140	34,714	5,132
Construction, land development and other land	15,066	21,014	3,445
Total loans secured by real estate	113,692	135,481	19,630
Commercial and other business-purpose loans	16,037	17,294	4,696
Consumer	166	173	95
	129,895	152,948	24,421
With no related allowance recorded:
Loans secured by real estate:
Commercial	105,548	145,956
Residential (including multi-family)	33,928	45,902
Construction, land development and other land	23,938	39,197
Total loans secured by real estate	163,414	231,055
Commercial and other business-purpose loans	11,658	16,976
Consumer	12	48
	175,084	248,079

Total	$304,979	$401,027	$24,421
For the years ended December 31, 2012 and 2011, the average recorded investment in impaired loans and interest income recorded on impaired loans were as follows (in $1,000s):

	Year Ended December 31, 2012		Year Ended December 31, 2011
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recorded	Investment	Recorded

Commercial	$165,568	$8,092	$177,496	$7,351
Residential (including multi-family)	57,806	2,280	61,495	3,081
Construction, land development and other land	30,414	829	45,514	1,205
Total loans secured by real estate	253,788	11,201	284,505	11,637
Commercial and other business-purpose loans	24,120	1,208	29,568	1,324
Consumer	283	32	268	21

Total	$278,191	$12,441	$314,341	$12,982

Schedule of Summarize the Aging and Amounts of Past Due Loans
The following tables summarize the aging and amounts of past due loans as of December 31, 2012 and 2011 (in $1,000s):

	December 31, 2012
	Past Due Loans			Total
	(based on payment due dates)			Amount of
			Loans on	Loans More	Loans Either
	More Than		Nonaccrual	Than 29 Days	Current or
	29 Days,	More Than	Status	Past Due or on	Less Than	Total
	and Less Than	89 Days	(Generally, 90	Nonaccrual	30 Days	Portfolio
	90 Days	(Accruing)	Days or More)	Status	Past Due	Loans

Loans secured by real estate:
Commercial	$17,580	$660	$80,449	$98,689	$658,281	$756,970
Residential (including multi- family)	6,750	85	29,719	36,554	217,139	253,693
Construction, land development and other land	4,242		8,440	12,682	43,743	56,425
Total loans secured by real estate	28,572	745	118,608	147,925	919,163	1,067,088
Commercial and other business- purpose loans	3,269		11,678	14,947	113,149	128,096
Consumer	362	70	292	724	8,600	9,324
Other					2,159	2,159

Total	$32,203	$815	$130,578	$163,596	$1,043,071	$1,206,667

	December 31, 2011
	Past Due Loans			Total
	(based on payment due dates)			Amount of
			Loans on	Loans More	Loans Either
	More Than		Nonaccrual	Than 29 Days	Current or
	29 Days,	More Than	Status	Past Due or on	Less Than	Total
	and Less Than	89 Days	(Generally, 90	Nonaccrual	30 Days	Portfolio
	90 Days	(Accruing)	Days or More)	Status	Past Due	Loans

Loans secured by real estate:
Commercial	$16,770	$3,778	$121,250	$141,798	$751,846	$893,644
Residential (including multi- family)	4,814	259	45,357	50,430	275,300	325,730
Construction, land development and other land	3,691		29,088	32,779	69,635	102,414
Total loans secured by real estate	25,275	4,037	195,695	225,007	1,096,781	1,321,788
Commercial and other business- purpose loans	3,930	148	17,818	21,896	156,521	178,417
Consumer	476	38	124	638	11,578	12,216
Other					2,779	2,779

Total	$29,681	$4,223	$213,637	$247,541	$1,267,659	$1,515,200

Schedule of Recent Analysis, the Risk Categories of Loans
Based on management's most recent analysis, the risk categories of loans are summarized as follows (in $1,000s):

	December 31, 2012
	Pass			Total Portfolio Loans
		Watch	Substandard

Loans secured by real estate:
Commercial	$527,953	$80,673	$148,344	$756,970
Residential (including multi-family	181,472	21,745	50,476	253,693
Construction, land development and other land	32,080	9,392	14,953	56,425
Total loans secured by real estate	741,505	111,810	213,773	1,067,088
Commercial and other business- purpose loans	100,669	7,325	20,102	128,096
Consumer	6,916	1,795	613	9,324
Other	2,159			2,159

Total	$851,249	$120,930	$234,488	$1,206,667

	December 31, 2011
	Pass			Total Portfolio Loans
		Watch	Substandard

Loans secured by real estate:
Commercial	$594,964	$88,667	$210,013	$893,644
Residential (including multi-family	220,375	31,278	74,077	325,730
Construction, land development and other land	50,392	11,920	40,102	102,414
Total loans secured by real estate	865,731	131,865	324,192	1,321,788
Commercial and other business- purpose loans	132,085	14,412	31,920	178,417
Consumer	11,125	574	517	12,216
Other	2,485	294		2,779

Total	$1,011,426	$147,145	$356,629	$1,515,200

Summary of Loans Modified as Troubled Debt Restructurings
The following table summarizes loans modified as troubled debt restructurings during the years ended December 31, 2012 and 2011 (in $1,000s):

	December 31, 2012
	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Loan Loss Reserve
Troubled debt restructurings:
Loans secured by real estate:
Commercial	139	$53,250	$45,415	$3,044
Residential	100	12,628	8,826	619
Construction, land development and other land	15	1,755	1,147	67
Total loans secured by real estate	254	67,633	55,388	3,730
Commercial and other business- purpose loans	38	4,279	3,165	217
Consumer	2	39	37	4

Total	294	$71,951	$58,590	$3,951

	December 31, 2011
	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Loan Loss Reserve
Troubled debt restructurings:
Loans secured by real estate:
Commercial	195	$98,654	$72,363	$4,174
Residential	191	35,690	30,849	2,213
Construction, land development and other land	43	12,761	9,556	733
Total loans secured by real estate	429	147,105	112,768	7,120
Commercial and other business- purpose loans	116	16,948	12,479	2,407
Consumer	6	325	54	11

Total	551	$164,378	$125,301	$9,538
A payment default is determined when a loan is 90 days or more past due.  The following table summarizes loans modified as troubled debt restructurings in the last twelve months for which there was a payment default during the years ended December 31, 2012 and 2011 (in $1,000s):

	December 31, 2012		December 31, 2011
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Troubled debt restructurings that subsequently defaulted:
Loans secured by real estate:
Commercial	54	$13,049	59	$25,783
Residential	31	2,580	55	7,893
Construction, land development and other land	12	1,242	21	5,355
Total loans secured by real estate	97	16,871	135	39,031
Commercial and other business- purpose loans	20	2,152	18	3,558

Total	117	$19,023	153	$42,589

Schedule of Troubled Debt Restructurings by Loan Type and Accrual Status
The total amount of troubled debt restructurings as of December 31, 2012 and 2011 is detailed in the following tables by loan type and accrual status (in $1,000s):

	Troubled Debt Restructurings at December 31, 2012
	On Non-Accrual Status	On Accrual Status	Total

Loans secured by real estate:
Commercial	$53,486	$70,168	$123,654
Residential (including multi-family)	18,203	17,053	35,256
Construction, land development and other land	3,995	8,591	12,586
Total loans secured by real estate	75,684	95,812	171,496
Commercial and other business-purpose loans	5,885	7,493	13,378
Consumer		104	104

Total	$81,569	$103,409	$184,978

	Troubled Debt Restructurings at December 31, 2011
	On Non-Accrual Status	On Accrual Status	Total

Loans secured by real estate:
Commercial	$65,589	$52,784	$118,373
Residential (including multi-family)	25,358	18,711	44,069
Construction, land development and other land	13,714	9,918	23,632
Total loans secured by real estate	104,661	81,413	186,074
Commercial and other business-purpose loans	8,336	9,876	18,212
Consumer		54	54

Total	$112,997	$91,343	$204,340

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PREMISES AND EQUIPMENT [Abstract]
Major Classes of Premises and Equipment
Major classes of premises and equipment consisted of the following at December 31 (in $1,000s):

	2012	2011

Land, buildings and improvements	$16,512	$16,454
Leasehold improvements	15,981	15,962
Equipment, furniture and software	35,682	36,167
	68,175	68,583
Less accumulated depreciation	(47,346)	(44,663)

	$20,829	$23,920

Future Minimum Rental Payments Under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year
At December 31, 2012, future minimum rental payments under operating leases that have initial or remaining noncancelable lease terms in excess of one year were as follows (in $1,000s):

2013	$7,090
2014	6,651
2015	5,835
2016	4,620
2017	3,632
2018 and thereafter	6,282

$34,110

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
DEPOSITS [Abstract]
Scheduled Maturities of Time Deposits	At December 31, 2012, scheduled maturities of time deposits were as follows (in $1,000s):
2013	$520,412
2014	140,211
2015	47,347
2016	23,596
2017	12,011
2018 and thereafter	1,704

$745,281

NOTES PAYABLE AND SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE AND SHORT-TERM BORROWINGS [Abstract]
Notes Payable and Short-Term Borrowings	Notes payable and short-term borrowings consisted of the following at December 31 (in $1,000s):
	2012	2011

FHLB borrowings	$4,937	$37,955
Promissory notes	3,491	12,490

	$8,428	$50,445

Scheduled Debt Maturities of Notes Payable and Short-Term Borrowings	At December 31, 2012, scheduled debt maturities of notes payable and short-term borrowings were as follows (in $1,000s):
2013	$5,781
2014	874
2015	927
2016	846

$8,428

SUBORDINATED DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2012
SUBORDINATED DEBENTURES [Abstract]
Subordinated Debt Related to Trust-Preferred Securities
Subordinated debt (included in liabilities subject to compromise at December 31, 2012, see Note C) relates to trust-preferred securities issued by Capitol which are summarized as follows at December 31 (in $1,000s):

	Current Interest Rate	Scheduled Maturity	Aggregate Liquidation Amount	Net Carrying Amount
				2012	2011

Capitol Trust I	8.50% fixed	2027	$13,494	$13,494	$13,186
Capitol Trust II	10.25% fixed	2031	10,000	10,000	9,803
Capitol Statutory Trust III	3.89% variable	2031	15,000	15,000	14,706
Capitol Bancorp Capital Trust IV	3.99% variable	2032	3,000	3,000	2,931
Capitol Trust VI	3.63% variable	2033	10,000	10,000	9,787
Capitol Trust VII	7.78% fixed	2033	10,000	10,000	9,891
Capitol Statutory Trust VIII	3.26% variable	2033	20,000	20,000	19,715
Capitol Trust IX	7.69% fixed	2034	10,000	10,000	9,952
Capitol Bancorp Trust X	1.98% variable	2037	33,000	33,000	33,000
Capitol Trust XI	1.96% variable	2037	20,000	20,000	20,000
Capitol Trust XII	10.50% fixed	2038	6,802	6,802	6,185

			$151,296	$151,296	$149,156

STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION [Abstract]
Activity in Unvested Restricted Common Stock
Activity in unvested restricted common stock is summarized as follows:

	2012		2011		2010
	Restricted Shares	Weighted- Average Grant Date Fair Value	Restricted Shares	Weighted- Average Grant Date Fair Value	Restricted Shares	Weighted- Average Grant Date Fair Value

Unvested at January 1	20,822	$17.21	310,216	$5.58	144,943	$22.14
Granted	--	--	--	--	224,720	1.38
Vested	(6,822)	17.95	(240,794)	3.58	(28,372)	31.25
Forfeited	(6,000)	33.16	(48,600)	10.52	(31,075)	29.00

Unvested at December 31	8,000	$4.61	20,822	$17.21	310,216	$5.58

Summary of Stock Stock Option Activity
Stock options have been granted to certain officers and directors which provide for the purchase of shares of the Corporation's common stock.  Stock options are granted at an exercise price equal to the fair value of common stock on the grant date.  All such stock options expire at varying periods up to seven years after the grant date.  Stock option activity is summarized as follows:

	Number Outstanding	Exercise Price Range			Weighted Average Exercise Price

Outstanding at January 1, 2010	2,504,483	$2.01	to	$46.20	$24.61
Granted in 2010	206,656	1.78	to	1.96	1.95
Exercised in 2010	(10,000)	2.01	to	2.01	2.01
Cancelled or expired in 2010	(955,537)	2.01	to	46.20	25.57
Outstanding at December 31, 2010	1,745,602	1.78	to	46.20	21.53

Granted in 2011	755,000	0.06	to	0.09	0.06
Cancelled or expired in 2011	(337,168)	1.78	to	37.48	24.32
Outstanding at December 31, 2011	2,163,434	0.06	to	46.20	13.61

Exercised in 2012	(250,000)	0.06	to	0.06	0.06
Cancelled or expired in 2012	(846,148)	0.06	to	46.20	28.22
Outstanding at December 31, 2012	1,067,286	$0.06	to	$46.20	$5.20

Fair Value Assumption
Fair value assumptions included the following:

	2011	2010

Risk-free interest rate	0.85% and 0.88%	2.01% and 2.62%
Stock price volatility	0.99 and 1.23	0.85 and 0.76
Dividend yield	--	--
Expected option life	5 years and 3.37 years	4.5 years and 5 years

Summary of Stock Options Outstanding Segregated by Exercise Price Range
As of December 31, 2012, substantially all outstanding stock options were vested, currently exercisable and had a weighted average remaining contractual life of 2.47 years.  The following table summarizes stock options outstanding and segregated by exercise price range as of December 31, 2012:

		Weighted Average
Exercise Price Range	Number Outstanding	Exercise Price	Remaining Contractual Life

$ 0.00 to 5.99	821,894	$0.91	2.62 years
$ 6.00 to 9.99	52,140	6.04	3.10 years
$20.00 to 24.99	183,887	22.03	1.66 years
$35.00 or more	9,365	46.20	1.00 years

	1,067,286	$5.20

DIVESTITURES OF BANKS AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
DIVESTITURES OF BANKS AND DISCONTINUED OPERATIONS [Abstract]
Sales of a bank subsidiaries completed
In 2012, Capitol completed the following sales of bank subsidiaries (in $1,000s):

		Sale
	Date Sold	Proceeds	Gain (Loss)

Mountain View Bank of Commerce(1)	January 30, 2012	$4,060	$126
Bank of Michigan(2)	July 27, 2012	3,611	(228)
First Carolina State Bank(2)	July 30, 2012	1,269	289
High Desert Bank(1)	November 19, 2012	760	(44)

		$9,700	$143

(1)	Previously a majority-owned subsidiary of a bank-development subsidiary controlled by Capitol.
(2)	Previously a majority-owned subsidiary of Capitol.

Income Statement and Assets and Liabilities of Discontinued Operations
The results of operations of bank subsidiaries sold in 2012, summarized in the preceding table, together with the results of operations of Bank of Feather River, Bank of Fort Bend, Bank of Las Colinas, Bank of the Northwest, Bank of Tucson-main office, Community Bank of Rowan, Evansville Commerce Bank and Sunrise Bank which were sold in 2011 and Adams Dairy Bank, Bank of Belleville, Bank of San Francisco, Community Bank of Lincoln, Fort Collins Commerce Bank, Larimer Bank of Commerce, Loveland Bank of Commerce, Napa Community Bank, Ohio Commerce Bank, Southern Arizona Community Bank and USNY Bank which were sold in 2010, are classified as discontinued operations, which include the following components on a combined basis (in $1,000s):

	2012	2011	2010

Interest income	$5,694	$30,103	$86,688
Interest expense	1,162	5,549	18,179
Net interest income	4,532	24,554	68,509
Provision for loan losses	807	8,246	22,115
Net interest income after provision for loan losses	3,725	16,308	46,394
Noninterest income, excluding gain on sale of bank subsidiaries	990	3,555	6,644
Gain on sale of bank subsidiaries	143	5,495	15,784
Noninterest expense	4,741	21,989	57,410
Income before income taxes	117	3,369	11,412
Less income tax expense	97	2,324	9,168
Net income from discontinued operations	20	1,045	2,244
Net loss attributable to noncontrolling interests	514	1,456	3,610
Net income from discontinued operations attributable to Capitol Bancorp Limited	$534	$2,501	$5,854
Net income from discontinued operations per common share attributable to Capitol Bancorp Limited	$0.01	$0.06	$0.29
Assets and liabilities of discontinued operations as of December 31, 2011 (none as of December 31, 2012) are summarized below (in $1,000s):

Assets:		Liabilities:
Cash and cash equivalents	$44,754	Noninterest-bearing
Investment securities	10,199	deposits	$30,581
Federal Home Loan Bank		Interest-bearing deposits	190,771
stock	1,001	Total deposits	221,352
Portfolio loans	189,069	Debt obligations	12,053
Less allowance for loan		Other liabilities	1,298
losses	(7,492)
Net portfolio loans	181,577		$234,703
Premises and equipment	3,880
Other real estate owned	7,172
Other assets	4,935

	$253,518

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Components of income taxes
Income taxes inclusive of discontinued operations include the following components (in $1,000s):

	2012	2011	2010
Federal:
Current expense	$170	$1,532	$3,638
Deferred benefit	(226)	(1,082)	(1,403)
	(56)	450	2,235
State:
Current expense (benefit)	1	(649)	545
Deferred benefit		(810)	(720)
	1	(1,459)	(175)

Income tax expense (benefit)	$(55)	$(1,009)	$2,060

Differences between income tax expense recorded and amount computed using statutory rate (including discontinued operations)
Differences between income tax expense recorded and amounts computed using the statutory tax rate (in $1,000s) are reconciled below based on operating results (including discontinued operations):

	2012	2011	2010

Federal income tax benefit computed at statutory rate of 35%	$(9,618)	$(18,527)	$(88,306)
State income taxes expense (benefit)	4,502	(9,744)	(10,297)
Valuation allowance on deferred state income tax assets	(4,501)	8,285	10,122
Federal tax effect of:
State income taxes	(1,575)	3,411	3,604
Valuation allowance on state taxes	1,575	(2,900)	(3,543)
Valuation allowance recorded for deferred federal income tax assets	(2,578)	23,559	78,162
Other	12,140	(5,093)	12,318

Total income tax expense (benefit)	$(55)	$(1,009)	$2,060

Summary of net deferred income tax (components of other assets)
Net deferred income tax assets, a component of other assets, consisted of the following at December 31 (in $1,000s):

	2012	2011

Allowance for loan losses	$26,493	$37,086
Net operating loss carryforwards of subsidiaries	131,513	124,613
Deferred compensation	789	1,060
Depreciation	(765)	(1,858)
Start-up costs of de novo banks	624	1,043
Fair value adjustment for investment securities available for sale	(37)	(36)
Other real estate owned	12,095	16,585
Net deferred costs of loan originations	(181)	(448)
Unaccrued interest income on nonperforming loans	5,518	7,021
Other, net	14,373	21,766
	190,422	206,832
Less valuation allowance	(190,457)	(205,875)

	$(35)	$957

Federal and state net operating loss carryforwards of capitol and most of its subsidaries
Capitol and most of its subsidiaries have federal and state net operating loss carryforwards which may reduce income taxes payable in future periods, which have been recognized for deferred tax purposes (subject to a valuation allowance) and, as of December 31, 2012, expire as follows (in $1,000s):

	Federal	State
2013-2015		$106,979
2016-2018		27,781
2019-2021	$12	2,778
2022-2024	496	1,133
2025-2028	41,733	23,001
2029-2032	294,362	35,318

	$336,603	$196,990

NET LOSS PER SHARE ATTRIBUTABLE TO CAPITOL BANCORP LIMITED (Tables)	12 Months Ended
Dec. 31, 2012
Net loss per common share attributable to Capitol Bancorp Limited [Abstract]
Computations of net loss per share
The computations of net loss per share were as follows (in 1,000s):

	2012	2011	2010

Numerator—net loss attributable to Capitol Bancorp Limited	$(25,474)	$(45,427)	$(225,215)

Denominator for basic and diluted net loss per share— weighted average number of common shares outstanding, excluding unvested restricted shares of common stock	41,070	38,817	20,186

Number of antidilutive stock options excluded from diluted net loss per share computation	1,067	2,163	1,746

Number of antidilutive unvested restricted shares of common stock excluded from basic and diluted net loss per share computation	8	21	310

Number of antidilutive warrants to purchase common stock excluded from diluted net loss per share computation	1,250	1,326	1,326

Net income (loss) per common share attributable to Capitol Bancorp Limited:
From continuing operations	$(0.63)	$(1.23)	$(11.45)
From discontinued operations	0.01	0.06	0.29

Total net loss per common share attributable to Capitol Bancorp Limited	$(0.62)	$(1.17)	$(11.16)

FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Schedule of assets measured at fair value on a recurring and non-recurring basis
Assets measured at fair value on a recurring basis as of December 31 were as follows (in $1,000s):

	2012		2011
	Total	Significant Other Observable Inputs (Level 2)	Total	Significant Other Observable Inputs (Level 2)

Investment securities available for sale:
United States treasury	$3,500	$3,500	$4,013	$4,013
United States government agencies	3,987	3,987
Mortgage-backed	8,219	8,219	10,592	10,592
Municipalities			278	278

	$15,706	$15,706	$14,883	$14,883
Assets measured at fair value on a nonrecurring basis as of December 31 were as follows (in $1,000s):

	2012		2011
	Total	Significant Unobservable Inputs (Level 3)	Total	Significant Unobservable Inputs (Level 3)

Impaired loans (1)	$116,977	$116,977	$175,084	$175,084

Other real estate owned (1)	$80,963	$80,963	$94,300	$94,300

(1)	Represents carrying value based on the appraised value of the applicable collateral or other real estate owned or other estimates of fair value (less estimated costs to sell).

Carrying values and estimated fair value of financial instruments
Carrying values and estimated fair values of financial instruments based upon the accounting guidance set forth in Accounting Standards Codification 825-10 were as follows at December 31 (in $1,000s):

		2012		2011
	Level Used to Measure Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets:
Cash	1	$56,582	$56,582	$37,162	$37,162
Cash equivalents	2	270,265	270,265	315,205	315,205
Loans held for sale	2			2,129	2,129
Investment securities:
Available for sale	2	15,706	15,706	14,883	14,883
Held for long-term investment	3	2,736	2,736	2,737	1,981
		18,442	18,442	17,620	16,864
Federal Home Loan Bank and Federal Reserve Bank stock	2	10,531	10,531	12,807	12,807
Portfolio loans:
Loans secured by real estate:
Commercial	3	756,970	753,298	893,644	890,033
Residential (including multi-family)	3	253,693	253,625	325,730	325,044
Construction, land development and other land	3	56,425	56,523	102,414	102,431
Total loans secured by real estate		1,067,088	1,063,446	1,321,788	1,317,508
Commercial and other business-purpose loans	3	128,096	127,816	178,417	178,402
Consumer	3	9,324	9,565	12,216	12,395
Other	3	2,159	2,029	2,779	2,544
Total portfolio loans		1,206,667	1,202,856	1,515,200	1,510,849
Less allowance for loan losses	3	(63,455)	(63,455)	(85,788)	(85,788)
Net portfolio loans		1,143,212	1,139,401	1,429,412	1,425,061

Financial liabilities:
Deposits:
Noninterest-bearing	1	323,411	323,411	325,607	325,607
Interest-bearing:
Demand accounts	2	475,176	475,176	486,120	486,120
Time certificates of less than $100,000	3	315,647	318,385	451,795	456,974
Time certificates of $100,000 or more	3	429,634	432,444	566,680	570,807
Total interest-bearing deposits		1,220,457	1,226,005	1,504,595	1,513,901
Total deposits		1,543,868	1,549,416	1,830,202	1,839,508
Notes payable and short-term borrowings	3	8,428	9,671	50,445	50,824
Subordinated debentures	3			149,156	123,452

CAPITAL REQUIREMENTS AND RELATED REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Matters [Abstract]
Schedule of capitol's consolidated regulatory capital position
The following table summarizes the amounts (in $1,000s) and related ratios of Capitol's consolidated regulatory capital position:

		December 31
		2012		2011
Tier 1 capital to average adjusted total assets:
Minimum required amount(1)	≥	$66,520	≥	$92,356
Actual amount		$(144,341)		$(109,146)
Ratio		(8.68)%		(4.73)%

Tier 1 capital to risk-weighted assets:
Minimum required amount(2)	≥	$49,402	≥	$68,615
Actual amount		$(144,341)		$(109,146)
Ratio		(11.69)%		(6.36)%

Combined Tier 1 and Tier 2 capital to risk- weighted assets:
Minimum required amount(3)	≥	$98,805	≥	$137,231
Actual amount		$(144,341)		$(109,146)
Ratio		(11.69)%		(6.36)%

(1)	The minimum required ratio of Tier 1 capital to average adjusted total assets to be considered adequately-capitalized is 4%.
(2)	The minimum required ratio of Tier 1 capital to risk-weighted assets to be considered adequately-capitalized is 4%.
(3)	The minimum required ratio of Tier 1 and Tier 2 capital to risk-weighted assets to be considered adequately-capitalized is 8%.

PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
PARENT COMPANY FINANCIAL INFORMATION [Abstract]
Condensed Balance Sheets
Condensed Balance Sheets

	-December 31-
	2012	2011
	(in $1,000s)
Assets
Cash on deposit, principally with subsidiary banks	$207	$1,411
Money market funds on deposit, principally with subsidiary banks	1,427	3,234
Cash and cash equivalents	1,634	4,645
Investment securities	123	82
Loans, net	255	269
Investments in and advances to subsidiaries	96,644	111,583
Investment in and advances to Amera Mortgage Corporation	432	434
Investment in and advances to CDBL III	1,712	1,896
Equipment, furniture and software, net	1,412	1,717
Other assets	2,804	3,053

Total assets	$105,016	$123,679

Liabilities and Stockholders' Equity
Liabilities:
Accounts payable, accrued expenses and other liabilities	$6,397	$38,290
Debt obligations	609	12,731
Subordinated debentures		180,742
Liabilities subject to compromise	231,879
Total liabilities	238,885	231,763
Stockholders' equity deficit	(133,869)	(108,084)

Total liabilities and stockholders' equity	$105,016	$123,679

Condensed Statements of Operations
Condensed Statements of Operations and Comprehensive Loss

	-Year Ended December 31-
	2012	2011	2010
	(in $1,000s)
Income:
Intercompany fees	$8,359	$11,120	$22,057
Dividends from subsidiaries		11,000	5,000
Interest	791	2,561	996
Gain (loss) on sales of bank subsidiaries	19	(1,949)	12,749
Gain on debt extinguishment		16,861	1,255
Other	5,404	6,219	(704)
Total income	14,573	45,812	41,353
Expenses:
Interest	6,160	6,450	15,427
Salaries and employee benefits	7,314	8,087	14,771
Occupancy	1,125	1,254	2,264
Equipment rent and depreciation	289	407	3,205
Goodwill impairment			38,718
Other	5,548	6,373	9,236
Total expenses	20,436	22,571	83,621
Income (loss) before equity in undistributed net losses of consolidated subsidiaries, reorganization items and income taxes	(5,863)	23,241	(42,268)
Equity in net losses of consolidated subsidiaries	(16,832)	(69,464)	(189,553)
Less reorganization items	2,956
Loss before income taxes	(25,651)	(46,223)	(231,821)
Income tax	(177)	(796)	(6,606)

Net loss	(25,474)	(45,427)	(225,215)

Other comprehensive income (loss), net of tax:
Unrealized gains (losses) arising during the period	2	(86)	219

Comprehensive loss	$(25,472)	$(45,513)	$(224,996)

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	-Year Ended December 31-
	2012	2011	2010
	(in $1,000s)
OPERATING ACTIVITIES
Net loss	$(25,474)	$(45,427)	$(225,215)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in net losses of consolidated subsidiaries	16,832	69,464	189,553
Depreciation and amortization of intangibles	390	450	1,690
Reorganization items	2,956
Loss on sales of other real estate owned	1,316
Goodwill impairment			38,718
Loss on sales of equipment and furniture		2	4
Loss (gain) on sales of bank subsidiaries	(19)	1,949	(12,749)
Gain on debt extinguishment		(16,861)	(1,255)
Realized loss on sales of investment securities			362
Decrease (increase) in amounts due from subsidiaries and other assets	2,725	(2,366)	9,367
Increase in accounts payable, accrued expenses and other liabilities	5,007	6,433	8,784
NET CASH PROVIDED BY OPERATING ACTIVITIES	3,733	13,644	9,259

INVESTING ACTIVITIES
Net cash investments in subsidiaries	(10,545)	(48,262)	(79,084)
Proceeds from sales of investment securities		507	2,102
Purchases of investment securities			(100)
Net decrease in loans	14	4,735	4,927
Proceeds from sales of other real estate owned	802
Proceeds from sales of equipment and furniture		4	3,707
Purchases of equipment and furniture	(85)	(175)	(240)
Proceeds from sales of bank subsidiaries	3,099	26,543	58,796
NET CASH USED BY INVESTING ACTIVITIES	(6,715)	(16,648)	(9,892)

FINANCING ACTIVITIES
Net payments on debt obligations			(1,000)
Net proceeds from issuance of common stock			6,870
Tax effect of share-based payments	(29)	(256)	(293)
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES	(29)	(256)	5,577
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,011)	(3,260)	4,944
Cash and cash equivalents at beginning of year	4,645	7,905	2,961

CASH AND CASH EQUIVALENTS AT END OF YEAR	$1,634	$4,645	$7,905

NATURE OF OPERATIONS, BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION (Details)	12 Months Ended
	Dec. 31, 2012
Schedule of Bank Subsidiaries [Line Items]
Percentage of voting rights retained for additional ownership interest in a share exchange agreement (in hundredths)	50.00%
Classes of common stocks originally capitalized with several bank-development subsidiaries	2
Number of bank's with national bank charter	1
Percentage ownership in affiliate (in hundredths)	50.00%
Financial Restructuring Plan [Abstract]
Equity Interest in new entity to be held by external capital sources	47.00%
Equity Interest in new entity to be retained with new class of common stock	53.00%
Bankruptcy Proceedings [Abstract]
Bankruptcy Proceedings, Date Petition for Bankruptcy Filed	Aug 9, 2012
Capitol National Bank [Member]
Schedule of Bank Subsidiaries [Line Items]
Percentage ownership in affiliate (in hundredths)	33.00%
Arizona Region [Member] | Central Arizona Bank [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Casa Grande, Arizona
Percentage owned or controlled by Capitol (in hundredths)	66.00%
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	31.00%
Year formed or acquired	Dec 31, 1997
Arizona Region [Member] | Sunrise Bank of Albuquerque [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Albuquerque, New Mexico
Percentage owned or controlled by Capitol (in hundredths)	0.00%	[1]
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	100.00%
Year formed or acquired	Dec 31, 2000
Arizona Region [Member] | Sunrise Bank of Arizona [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Phoenix, Arizona
Percentage owned or controlled by Capitol (in hundredths)	0.00%	[1]
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	100.00%
Year formed or acquired	Dec 31, 1998
Great Lakes Region [Member] | Bank of Maumee [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Maumee, Ohio
Percentage owned or controlled by Capitol (in hundredths)	0.00%	[1]
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	51.00%
Year formed or acquired	Dec 31, 2006
Great Lakes Region [Member] | Capitol National Bank [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Lansing, Michigan	[2]
Percentage owned or controlled by Capitol (in hundredths)	51.00%	[2]
Year formed or acquired	Dec 31, 1982	[2]
Great Lakes Region [Member] | Indiana Community Bank [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Goshen, Indiana
Percentage owned or controlled by Capitol (in hundredths)	0.00%	[1]
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	100.00%
Year formed or acquired	Dec 31, 2000
Great Lakes Region [Member] | Michigan Commerce Bank [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Ann Arbor, Michigan
Percentage owned or controlled by Capitol (in hundredths)	0.00%	[1]
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	100.00%
Year formed or acquired	Dec 31, 1990
Nevada Region [Member] | 1st Commerce Bank [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	North Las Vegas, Nevada
Percentage owned or controlled by Capitol (in hundredths)	30.00%
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	64.00%
Year formed or acquired	Dec 31, 2006
Nevada Region [Member] | Bank of Las Vegas [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Las Vegas, Nevada
Percentage owned or controlled by Capitol (in hundredths)	0.00%	[1]
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	100.00%
Year formed or acquired	Dec 31, 2002
Southeast Region [Member] | Pisgah Community Bank [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Asheville, North Carolina
Percentage owned or controlled by Capitol (in hundredths)	84.00%
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	12.00%
Year formed or acquired	Dec 31, 2008
Southeast Region [Member] | Sunrise Bank [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Atlanta, Georgia
Percentage owned or controlled by Capitol (in hundredths)	78.00%
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	19.00%
Year formed or acquired	Dec 31, 2006

[1]	Majority-owned by a bank-development subsidiary (second-tier bank holding company) in which Capitol holds a controlling interest.
[2]	Pursuant to two separate share exchanges consummated in 2011 and 2012, Capitol reduced its ownership of Capitol National Bank to approximately 33%. However, Capitol retained control of Capitol National Bank and the right to vote over 50% of the outstanding shares until February 2013.

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents [Abstract]
Period of federal funds transactions	1 day
Loans, credit risk and allowance for loan losses [Abstract]
Number of days delinquent loans are charged off for closed-end loans	120 days
Number of days delinquent loans are charged off for revolving lines of credit	180 days
Age of loans placed into nonaccrual status	90 days
Age of loans identified with loss element	90 days
Loans that are individually evaluated for impairment for banking subsidiaries, minimum	$ 250,000
Loans that are individually evaluated for impairment for banking subsidiaries, maximum	500,000
Total assets of banking subsidiaries with loans individually evaluated	200,000,000
Amount of impairment	0
Expiration period of debt obligations	1 year
Interest and fees on loans [Abstract]
Net deferred cost	$ 1,200,000	$ 1,600,000
Age of loans with nonaccrual status	90 days
Share-Based Compensation [Abstract]
Restricted common stock award vesting period, minimum	4 years
Restricted common stock award vesting period, maximum	15 years
Federal Income Taxes [Abstract]
Percentage of ownership in subsidiaries that the company files a consolidated federal income tax return (in hundredths)	80.00%
New Accounting Standards [Abstract]
Number of separate and consecutive statements	2
Equipment, furniture, and software [Member] | Minimum [Member]
Premises and Equipment [Line Items]
Estimated useful lives	3 years
Equipment, furniture, and software [Member] | Maximum [Member]
Premises and Equipment [Line Items]
Estimated useful lives	7 years
Building [Member]
Premises and Equipment [Line Items]
Estimated useful lives	40 years

Debtor-in-Possession Financial Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liabilities Subject to Compromise [Abstract]
Trust-preferred securities	$ 151,296,000
Senior notes	6,820,000
Accrued interest payable	33,318,000
Accrued estimated taxes payable	7,108,000
Accounts payable and other accrued liabilities	1,751,000
Total liabilities subject to compromise	200,293,000	0
Additional contractual interest not accrued on trust preferred securities and senior debt	4,000,000
Reorganization Items [Abstract]
Deferred issuance costs	2,081,000
Professional fees	875,000
Total reorganization items	$ 2,956,000	$ 0	$ 0

INVESTMENT SECURITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available for sale debt securities and held to maturity securities [Abstract]
Available for sale, Amortized Cost	$ 15,597,000	$ 14,814,000
Available for sale, Estimated Fair Value	15,706,000	14,883,000
Held for long-term investment, Amortized Cost	2,736,000	2,737,000
Held for long-term investment, Estimated Fair Value	2,736,000	2,737,000
Investment securities, Amortized Cost	18,333,000	17,551,000
Investment securities, Estimated Fair Value	18,442,000	17,620,000
Fair value of securities pledged to secure public and trust deposits	3,500,000
Fair value of securities pledged for other purposes	2,700,000
Gross unrealized gains and losses on investment securities available for sale [Abstract]
Gains	122,000	85,000
Losses	13,000	16,000
Age of gross unrealized losses and carrying value of securities available for sale [Abstract]
One year or less, Unrealized Loss	13,000	16,000
One year or less, Carrying Value	3,987,000	6,674,000
Amortized Cost [Abstract]
Due in one year or less, Amortized Cost	3,501,000
After five years, through ten years, Amortized Cost	4,656,000
After ten years, Amortized Cost	7,440,000
Securities held for long-term investment, without stated maturities	2,736,000
Investment securities, Amortized Cost	18,333,000
Estimated Fair Value [Abstract]
Due in one year or less, Estimated Fair Value	3,502,000
After five years, through ten years, Estimated Fair Value	4,680,000
After ten years, Estimated Fair Value	7,524,000
Securities held for long-term investment, without stated maturities	2,736,000
Investment securities, Estimated Fair Value	18,442,000	17,620,000
United States Treasury [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Available for sale, Amortized Cost	3,499,000	4,004,000
Available for sale, Estimated Fair Value	3,500,000	4,013,000
Gross unrealized gains and losses on investment securities available for sale [Abstract]
Gains	1,000	9,000
United States Government Agencies [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Available for sale, Amortized Cost	4,000,000
Available for sale, Estimated Fair Value	3,987,000
Gross unrealized gains and losses on investment securities available for sale [Abstract]
Losses	13,000
Age of gross unrealized losses and carrying value of securities available for sale [Abstract]
One year or less, Unrealized Loss	13,000
One year or less, Carrying Value	3,987,000
Mortgage-backed [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Available for sale, Amortized Cost	8,098,000	10,537,000
Available for sale, Estimated Fair Value	8,219,000	10,592,000
Gross unrealized gains and losses on investment securities available for sale [Abstract]
Gains	121,000	71,000
Losses		16,000
Age of gross unrealized losses and carrying value of securities available for sale [Abstract]
One year or less, Unrealized Loss		16,000
One year or less, Carrying Value		6,674,000
Municipalities [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Available for sale, Amortized Cost		273,000
Available for sale, Estimated Fair Value		278,000
Gross unrealized gains and losses on investment securities available for sale [Abstract]
Gains		5,000
CDBL III [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Held for long-term investment, Amortized Cost	765,000	973,000
Held for long-term investment, Estimated Fair Value	765,000	973,000
Corporate [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Held for long-term investment, Amortized Cost	1,971,000	1,764,000
Held for long-term investment, Estimated Fair Value	$ 1,971,000	$ 1,764,000

LOANS - Summary of Portfolio Loans (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 1,206,667,000	$ 1,515,200,000
Less allowance for loan losses	(63,455,000)	(85,788,000)
Net portfolio loans	1,143,212,000	1,429,412,000
Loan serviced for the benefit of others	56,600,000	75,500,000
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	756,970,000	893,644,000
Residential (including multi-family) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	253,693,000	325,730,000
Construction, Land Development and Other Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	56,425,000	102,414,000
Commercial and Other Business Purpose Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	128,096,000	178,417,000
Less allowance for loan losses	(5,507,000)	(13,928,000)
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	9,324,000	12,216,000
Less allowance for loan losses	(1,155,000)	(689,000)
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	2,159,000	2,779,000
Less allowance for loan losses	(20,895,000)	(4,447,000)
Loans Secured by Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,067,088,000	1,321,788,000
Loans Secured by Real Estate [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	756,970,000	893,644,000
Less allowance for loan losses	(21,626,000)	(37,007,000)
Loans Secured by Real Estate [Member] | Residential (including multi-family) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	253,693,000	325,730,000
Less allowance for loan losses	(11,399,000)	(19,328,000)
Loans Secured by Real Estate [Member] | Construction, Land Development and Other Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	56,425,000	102,414,000
Less allowance for loan losses	$ (2,868,000)	$ (10,372,000)

LOANS, - Allowance for Loan Losses and the Carrying Amount of Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses: [Abstract]
Individually evaluated for impairment	$ 13,569	$ 21,242
Collectively evaluated for probable incurred losses	49,886	64,546
Portfolio loans, allowance for loan losses	63,455	85,788
Portfolio loans: [Abstract]
Individually evaluated for impairment	188,626	281,655
Collectively evaluated for probable incurred losses	1,018,041	1,233,545
Total Portfolio loans	1,206,667	1,515,200
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	85,788	124,955	111,026
Acquired loan loss reserve		2,380
Provision for loan losses charged to operations	1,452	35,630	142,237
Net charge-offs [Abstract]
Loans charged-off (deduction)	(46,095)	(92,445)	(142,885)
Recoveries	22,310	15,268	14,577
Net charge-offs	(23,785)	(77,177)	(128,308)
Balance at end of year	63,455	85,788	124,955
Loans Secured by Real Estate [Member]
Portfolio loans: [Abstract]
Total Portfolio loans	1,067,088	1,321,788
Commercial [Member]
Portfolio loans: [Abstract]
Total Portfolio loans	756,970	893,644
Commercial [Member] | Loans Secured by Real Estate [Member]
Allowance for loan losses: [Abstract]
Individually evaluated for impairment	8,246	10,636
Collectively evaluated for probable incurred losses	13,380	26,371
Portfolio loans, allowance for loan losses	21,626	37,007
Portfolio loans: [Abstract]
Individually evaluated for impairment	121,745	167,792
Collectively evaluated for probable incurred losses	635,225	725,852
Total Portfolio loans	756,970	893,644
Residential (including multi-family) [Member]
Portfolio loans: [Abstract]
Total Portfolio loans	253,693	325,730
Residential (including multi-family) [Member] | Loans Secured by Real Estate [Member]
Allowance for loan losses: [Abstract]
Individually evaluated for impairment	2,803	3,730
Collectively evaluated for probable incurred losses	8,596	15,598
Portfolio loans, allowance for loan losses	11,399	19,328
Portfolio loans: [Abstract]
Individually evaluated for impairment	38,722	54,296
Collectively evaluated for probable incurred losses	214,971	271,434
Total Portfolio loans	253,693	325,730
Construction, Land Development and Other Land [Member]
Portfolio loans: [Abstract]
Total Portfolio loans	56,425	102,414
Construction, Land Development and Other Land [Member] | Loans Secured by Real Estate [Member]
Allowance for loan losses: [Abstract]
Individually evaluated for impairment	1,058	3,115
Collectively evaluated for probable incurred losses	1,810	7,257
Portfolio loans, allowance for loan losses	2,868	10,372
Portfolio loans: [Abstract]
Individually evaluated for impairment	14,037	35,921
Collectively evaluated for probable incurred losses	42,388	66,493
Total Portfolio loans	56,425	102,414
Commercial And Other Business-Purpose Loans [Member]
Allowance for loan losses: [Abstract]
Individually evaluated for impairment	1,405	3,732
Collectively evaluated for probable incurred losses	4,102	10,196
Portfolio loans, allowance for loan losses	5,507	13,928
Portfolio loans: [Abstract]
Individually evaluated for impairment	14,028	23,583
Collectively evaluated for probable incurred losses	114,068	154,834
Total Portfolio loans	128,096	178,417
Consumer [Member]
Allowance for loan losses: [Abstract]
Individually evaluated for impairment	57	29
Collectively evaluated for probable incurred losses	1,098	660
Portfolio loans, allowance for loan losses	1,155	689
Portfolio loans: [Abstract]
Individually evaluated for impairment	94	63
Collectively evaluated for probable incurred losses	9,230	12,153
Total Portfolio loans	9,324	12,216
Other [Member]
Allowance for loan losses: [Abstract]
Collectively evaluated for probable incurred losses	5	17
Portfolio loans, allowance for loan losses	5	17
Portfolio loans: [Abstract]
Collectively evaluated for probable incurred losses	2,159	2,779
Total Portfolio loans	2,159	2,779
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	17	85
Acquired loan loss reserve		1
Provision for loan losses charged to operations	567	(65)
Net charge-offs [Abstract]
Loans charged-off (deduction)	(656)	(2)
Recoveries	99	6
Net charge-offs	(557)	4
Balance at end of year	5	17
Unallocated [Member]
Allowance for loan losses: [Abstract]
Collectively evaluated for probable incurred losses	20,895	4,447
Portfolio loans, allowance for loan losses	20,895	4,447
Portfolio loans: [Abstract]
Total Portfolio loans	2,159	2,779
Net charge-offs [Abstract]
Balance at end of year	$ 20,895	$ 4,447

LOANS - Activity in the Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	$ 85,788	$ 124,955	$ 111,026
Allowance for loan losses of acquired bank affiliate		2,380
Provision for loan losses charged to operations	1,452	35,630	142,237
Net charge-offs [Abstract]
Loans charged-off (deduction)	(46,095)	(92,445)	(142,885)
Recoveries	22,310	15,268	14,577
Net charge-offs	(23,785)	(77,177)	(128,308)
Balance at end of year	63,455	85,788	124,955
Commercial [Member] | Secured by Real Estate [Member]
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	37,007	48,272
Allowance for loan losses of acquired bank affiliate		1,043
Provision for loan losses charged to operations	7,327	19,195
Additional unallocated allowance	(10,357)	(2,603)
Net charge-offs [Abstract]
Loans charged-off (deduction)	(19,298)	(33,609)
Recoveries	6,947	4,709
Net charge-offs	(12,351)	(28,900)
Balance at end of year	21,626	37,007
Residential (including multi-family) [Member] | Secured by Real Estate [Member]
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	19,328	34,602
Allowance for loan losses of acquired bank affiliate		117
Provision for loan losses charged to operations	1,704	2,404
Additional unallocated allowance	(3,431)	(967)
Net charge-offs [Abstract]
Loans charged-off (deduction)	(11,536)	(19,709)
Recoveries	5,334	2,881
Net charge-offs	(6,202)	(16,828)
Balance at end of year	11,399	19,328
Construction, Land Development and Other Land [Member] | Secured by Real Estate [Member]
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	10,372	17,352
Allowance for loan losses of acquired bank affiliate		651
Provision for loan losses charged to operations	(4,196)	9,671
Additional unallocated allowance	(769)	(317)
Net charge-offs [Abstract]
Loans charged-off (deduction)	(5,705)	(20,753)
Recoveries	3,166	3,768
Net charge-offs	(2,539)	(16,985)
Balance at end of year	2,868	10,372
Commercial And Other Business-Purpose Loans [Member]
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	13,928	23,965
Allowance for loan losses of acquired bank affiliate		500
Provision for loan losses charged to operations	(5,085)	3,650
Additional unallocated allowance	(1,741)	(515)
Net charge-offs [Abstract]
Loans charged-off (deduction)	(7,911)	(17,339)
Recoveries	6,316	3,667
Net charge-offs	(1,595)	(13,672)
Balance at end of year	5,507	13,928
Consumer [Member]
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	689	679
Allowance for loan losses of acquired bank affiliate		68
Provision for loan losses charged to operations	1,135	775
Additional unallocated allowance	(128)	(37)
Net charge-offs [Abstract]
Loans charged-off (deduction)	(989)	(1,033)
Recoveries	448	237
Net charge-offs	(541)	(796)
Balance at end of year	1,155	689
Other [Member]
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	17	85
Allowance for loan losses of acquired bank affiliate		1
Provision for loan losses charged to operations	567	(65)
Additional unallocated allowance	(22)	(8)
Net charge-offs [Abstract]
Loans charged-off (deduction)	(656)	(2)
Recoveries	99	6
Net charge-offs	(557)	4
Balance at end of year	5	17
Unallocated [Member]
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	4,447
Additional unallocated allowance	16,448	4,447
Net charge-offs [Abstract]
Balance at end of year	$ 20,895	$ 4,447

LOANS - Nonperforming Loans and Risk Categories of Loans Based on Management Most Recent Analysis (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonaccrual loans: [Abstract]
Total nonaccrual loans	$ 130,578,000	$ 213,637,000
Past due (>90 days) loans and accruing interest:
Total past due loans	815,000	4,223,000
Total nonperforming loans	131,393,000	217,860,000
Estimated additional interest income on nonperforming loans if performed in accordance with contractual terms	11,500,000	17,600,000	17,100,000
Estimated interest income recognized on loans in nonaccrual status	561,000	716,000	399,000
Average recorded investment in impaired loans	278,200,000	314,300,000	324,400,000
Interest income recorded on impaired loans	12,400,000	13,000,000	3,700,000
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	1,206,667,000	1,515,200,000
Number of contracts, for loan extended or renewed	294	551
Percentage of loan rated substandard (in hundredths)	41.00%	52.00%
Loans Secured by Real Estate [Member]
Nonaccrual loans: [Abstract]
Total nonaccrual loans	118,608,000	195,695,000
Past due (>90 days) loans and accruing interest:
Total past due loans	745,000	4,037,000
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	1,067,088,000	1,321,788,000
Number of contracts, for loan extended or renewed	254	429
Commercial [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	756,970,000	893,644,000
Commercial [Member] | Loans Secured by Real Estate [Member]
Nonaccrual loans: [Abstract]
Total nonaccrual loans	80,449,000	121,250,000
Past due (>90 days) loans and accruing interest:
Total past due loans	660,000	3,778,000
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	756,970,000	893,644,000
Number of contracts, for loan extended or renewed	139	195
Residential (including multi-family) [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	253,693,000	325,730,000
Residential (including multi-family) [Member] | Loans Secured by Real Estate [Member]
Nonaccrual loans: [Abstract]
Total nonaccrual loans	29,719,000	45,357,000
Past due (>90 days) loans and accruing interest:
Total past due loans	85,000	259,000
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	253,693,000	325,730,000
Number of contracts, for loan extended or renewed	100	191
Construction, Land Development and Other Land [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	56,425,000	102,414,000
Construction, Land Development and Other Land [Member] | Loans Secured by Real Estate [Member]
Nonaccrual loans: [Abstract]
Total nonaccrual loans	8,440,000	29,088,000
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	56,425,000	102,414,000
Number of contracts, for loan extended or renewed	15	43
Commercial and Other Business Purpose Loans [Member]
Nonaccrual loans: [Abstract]
Total nonaccrual loans	11,678,000	17,818,000
Past due (>90 days) loans and accruing interest:
Total past due loans	70,000	148,000
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	128,096,000	178,417,000
Number of contracts, for loan extended or renewed	38	116
Consumer [Member]
Nonaccrual loans: [Abstract]
Total nonaccrual loans	292,000	124,000
Past due (>90 days) loans and accruing interest:
Total past due loans	70,000	38,000
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	9,324,000	12,216,000
Number of contracts, for loan extended or renewed	2	6
Other [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	2,159,000	2,779,000
Pass [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	851,249,000	1,011,426,000
Pass [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	741,505,000	865,731,000
Pass [Member] | Commercial [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	527,953,000	594,964,000
Pass [Member] | Residential (including multi-family) [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	181,472,000	220,375,000
Pass [Member] | Construction, Land Development and Other Land [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	32,080,000	50,392,000
Pass [Member] | Commercial and Other Business Purpose Loans [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	100,669,000	132,085,000
Pass [Member] | Consumer [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	6,916,000	11,125,000
Pass [Member] | Other [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	2,159,000	2,485,000
Watch [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	120,930,000	147,145,000
Watch [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	111,810,000	131,865,000
Watch [Member] | Commercial [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	80,673,000	88,667,000
Watch [Member] | Residential (including multi-family) [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	21,745,000	31,278,000
Watch [Member] | Construction, Land Development and Other Land [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	9,392,000	11,920,000
Watch [Member] | Commercial and Other Business Purpose Loans [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	7,325,000	14,412,000
Watch [Member] | Consumer [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	1,795,000	574,000
Watch [Member] | Other [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans		294,000
Substandard [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	234,488,000	356,629,000
Substandard [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	213,773,000	324,192,000
Substandard [Member] | Commercial [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	148,344,000	210,013,000
Substandard [Member] | Residential (including multi-family) [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	50,476,000	74,077,000
Substandard [Member] | Construction, Land Development and Other Land [Member] | Loans Secured by Real Estate [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	14,953,000	40,102,000
Substandard [Member] | Commercial and Other Business Purpose Loans [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	20,102,000	31,920,000
Substandard [Member] | Consumer [Member]
Risk category of loans based on management most recent analysis [Abstract]
Total Portfolio loans	$ 613,000	$ 517,000

LOANS - Impaired Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Carrying Value [Abstract]
Carrying value, with an allowance recorded	$ 117,010,000	$ 129,895,000
Carrying value, with no allowance recorded	116,977,000	175,084,000
Carrying value, Total	233,987,000	304,979,000
Unpaid Principal Balance [Abstract]
Unpaid principal balance, with an allowance recorded	161,149,000	152,948,000
Unpaid principal balance, with no related allowance recorded	166,251,000	248,079,000
Unpaid principal balance, Total	327,400,000	401,027,000
Related Allowance for Loan Losses [Abstract]
Related allowance for loan losses, Total	16,495,000	24,421,000
Impaired loans modified as troubled debt restructurings	185,000,000	204,300,000
Average Recorded Investment [Abstract]
Average recorded investment, Total	278,191,000	314,341,000
Interest Income Recorded [Abstract]
Interest income recorded, Total	12,441,000	12,982,000
Loans Secured by Real Estate [Member]
Carrying Value [Abstract]
Carrying value, with an allowance recorded	105,039,000	113,692,000
Carrying value, with no allowance recorded	109,381,000	163,414,000
Unpaid Principal Balance [Abstract]
Unpaid principal balance, with an allowance recorded	139,082,000	135,481,000
Unpaid principal balance, with no related allowance recorded	154,850,000	231,055,000
Related Allowance for Loan Losses [Abstract]
Related allowance for loan losses, Total	14,355,000	19,630,000
Average Recorded Investment [Abstract]
Average recorded investment, Total	253,788,000	284,505,000
Interest Income Recorded [Abstract]
Interest income recorded, Total	11,201,000	11,637,000
Commercial [Member] | Loans Secured by Real Estate [Member]
Carrying Value [Abstract]
Carrying value, with an allowance recorded	76,961,000	68,486,000
Carrying value, with no allowance recorded	73,656,000	105,548,000
Unpaid Principal Balance [Abstract]
Unpaid principal balance, with an allowance recorded	90,983,000	79,753,000
Unpaid principal balance, with no related allowance recorded	107,802,000	145,956,000
Related Allowance for Loan Losses [Abstract]
Related allowance for loan losses, Total	9,638,000	11,053,000
Average Recorded Investment [Abstract]
Average recorded investment, Total	165,568,000	177,496,000
Interest Income Recorded [Abstract]
Interest income recorded, Total	8,092,000	7,351,000
Residential (including multi-family) [Member] | Loans Secured by Real Estate [Member]
Carrying Value [Abstract]
Carrying value, with an allowance recorded	20,672,000	30,140,000
Carrying value, with no allowance recorded	26,100,000	33,928,000
Unpaid Principal Balance [Abstract]
Unpaid principal balance, with an allowance recorded	34,886,000	34,714,000
Unpaid principal balance, with no related allowance recorded	33,126,000	45,902,000
Related Allowance for Loan Losses [Abstract]
Related allowance for loan losses, Total	3,564,000	5,132,000
Average Recorded Investment [Abstract]
Average recorded investment, Total	57,806,000	61,495,000
Interest Income Recorded [Abstract]
Interest income recorded, Total	2,280,000	3,081,000
Construction, Land Development and Other Land [Member] | Loans Secured by Real Estate [Member]
Carrying Value [Abstract]
Carrying value, with an allowance recorded	7,406,000	15,066,000
Carrying value, with no allowance recorded	9,625,000	23,938,000
Unpaid Principal Balance [Abstract]
Unpaid principal balance, with an allowance recorded	13,213,000	21,014,000
Unpaid principal balance, with no related allowance recorded	13,922,000	39,197,000
Related Allowance for Loan Losses [Abstract]
Related allowance for loan losses, Total	1,153,000	3,445,000
Average Recorded Investment [Abstract]
Average recorded investment, Total	30,414,000	45,514,000
Interest Income Recorded [Abstract]
Interest income recorded, Total	829,000	1,205,000
Commercial and Other Business Purpose Loans [Member]
Carrying Value [Abstract]
Carrying value, with an allowance recorded	11,598,000	16,037,000
Carrying value, with no allowance recorded	7,574,000	11,658,000
Unpaid Principal Balance [Abstract]
Unpaid principal balance, with an allowance recorded	20,550,000	17,294,000
Unpaid principal balance, with no related allowance recorded	11,379,000	16,976,000
Related Allowance for Loan Losses [Abstract]
Related allowance for loan losses, Total	2,001,000	4,696,000
Average Recorded Investment [Abstract]
Average recorded investment, Total	24,120,000	29,568,000
Interest Income Recorded [Abstract]
Interest income recorded, Total	1,208,000	1,324,000
Consumer [Member]
Carrying Value [Abstract]
Carrying value, with an allowance recorded	373,000	166,000
Carrying value, with no allowance recorded	22,000	12,000
Unpaid Principal Balance [Abstract]
Unpaid principal balance, with an allowance recorded	1,517,000	173,000
Unpaid principal balance, with no related allowance recorded	22,000	48,000
Related Allowance for Loan Losses [Abstract]
Related allowance for loan losses, Total	139,000	95,000
Average Recorded Investment [Abstract]
Average recorded investment, Total	283,000	268,000
Interest Income Recorded [Abstract]
Interest income recorded, Total	$ 32,000	$ 21,000

LOANS - Aging and Amounts of Past Due Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days ( based on payment due dates)	$ 32,203	$ 29,681
More Than 89 Days (Accruing) (based on payment due dates)	815	4,223
Loans on Nonaccrual Status (Generally, 90 Days or More) (based on payment due dates)	130,578	213,637
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	163,596	247,541
Loans Either Current or Less Than 30 Days Past Due	1,043,071	1,267,659
Total Portfolio loans	1,206,667	1,515,200
Loans Secured by Real Estate [Member]
Aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days ( based on payment due dates)	28,572	25,275
More Than 89 Days (Accruing) (based on payment due dates)	745	4,037
Loans on Nonaccrual Status (Generally, 90 Days or More) (based on payment due dates)	118,608	195,695
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	147,925	225,007
Loans Either Current or Less Than 30 Days Past Due	919,163	1,096,781
Total Portfolio loans	1,067,088	1,321,788
Commercial [Member]
Aging and amounts of past due loans [Abstract]
Total Portfolio loans	756,970	893,644
Commercial [Member] | Loans Secured by Real Estate [Member]
Aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days ( based on payment due dates)	17,580	16,770
More Than 89 Days (Accruing) (based on payment due dates)	660	3,778
Loans on Nonaccrual Status (Generally, 90 Days or More) (based on payment due dates)	80,449	121,250
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	98,689	141,798
Loans Either Current or Less Than 30 Days Past Due	658,281	751,846
Total Portfolio loans	756,970	893,644
Residential (including multi-family) [Member]
Aging and amounts of past due loans [Abstract]
Total Portfolio loans	253,693	325,730
Residential (including multi-family) [Member] | Loans Secured by Real Estate [Member]
Aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days ( based on payment due dates)	6,750	4,814
More Than 89 Days (Accruing) (based on payment due dates)	85	259
Loans on Nonaccrual Status (Generally, 90 Days or More) (based on payment due dates)	29,719	45,357
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	36,554	50,430
Loans Either Current or Less Than 30 Days Past Due	217,139	275,300
Total Portfolio loans	253,693	325,730
Construction, Land Development and Other Land [Member]
Aging and amounts of past due loans [Abstract]
Total Portfolio loans	56,425	102,414
Construction, Land Development and Other Land [Member] | Loans Secured by Real Estate [Member]
Aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days ( based on payment due dates)	4,242	3,691
Loans on Nonaccrual Status (Generally, 90 Days or More) (based on payment due dates)	8,440	29,088
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	12,682	32,779
Loans Either Current or Less Than 30 Days Past Due	43,743	69,635
Total Portfolio loans	56,425	102,414
Commercial and Other Business Purpose Loans [Member]
Aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days ( based on payment due dates)	3,269	3,930
More Than 89 Days (Accruing) (based on payment due dates)	70	148
Loans on Nonaccrual Status (Generally, 90 Days or More) (based on payment due dates)	11,678	17,818
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	14,947	21,896
Loans Either Current or Less Than 30 Days Past Due	113,149	156,521
Total Portfolio loans	128,096	178,417
Consumer [Member]
Aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days ( based on payment due dates)	362	476
More Than 89 Days (Accruing) (based on payment due dates)	70	38
Loans on Nonaccrual Status (Generally, 90 Days or More) (based on payment due dates)	292	124
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	724	638
Loans Either Current or Less Than 30 Days Past Due	8,600	11,578
Total Portfolio loans	9,324	12,216
Other [Member]
Aging and amounts of past due loans [Abstract]
Loans Either Current or Less Than 30 Days Past Due	2,159	2,779
Total Portfolio loans	$ 2,159	$ 2,779

LOANS - Loans Modified as Troubled Debt Restructuring (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans modified as troubled debt restructurings [Abstract]
Number of Contracts	294	551
Pre-restructuring outstanding recorded investment	$ 71,951,000	$ 164,378,000
Post-restructuring outstanding recorded investment	58,590,000	125,301,000
Loan loss reserve	3,951,000	9,538,000
Substandard rated loan, amount	23,900,000	65,700,000
Percentage of loan rated substandard (in hundredths)	41.00%	52.00%
Number of renewed contracts	113	251
Percentage of contracts rated substandard (in hundredths)	38.00%	46.00%
Period of payment default	90 days
Number of Contracts with subsequent default	117	153
Recorded Investment with subsequent default	19,023,000	42,589,000
Troubled debt restructurings by loan type and accrual status [Abstract]
On-non accrual status	81,569,000	112,997,000
On accrual status	103,409,000	91,343,000
Total	184,978,000	204,340,000
Loans Secured by Real Estate [Member]
Loans modified as troubled debt restructurings [Abstract]
Number of Contracts	254	429
Pre-restructuring outstanding recorded investment	67,633,000	147,105,000
Post-restructuring outstanding recorded investment	55,388,000	112,768,000
Loan loss reserve	3,730,000	7,120,000
Number of Contracts with subsequent default	97	135
Recorded Investment with subsequent default	16,871,000	39,031,000
Troubled debt restructurings by loan type and accrual status [Abstract]
On-non accrual status	75,684,000	104,661,000
On accrual status	95,812,000	81,413,000
Total	171,496,000	186,074,000
Commercial [Member] | Loans Secured by Real Estate [Member]
Loans modified as troubled debt restructurings [Abstract]
Number of Contracts	139	195
Pre-restructuring outstanding recorded investment	53,250,000	98,654,000
Post-restructuring outstanding recorded investment	45,415,000	72,363,000
Loan loss reserve	3,044,000	4,174,000
Number of Contracts with subsequent default	54	59
Recorded Investment with subsequent default	13,049,000	25,783,000
Troubled debt restructurings by loan type and accrual status [Abstract]
On-non accrual status	53,486,000	65,589,000
On accrual status	70,168,000	52,784,000
Total	123,654,000	118,373,000
Residential [Member] | Loans Secured by Real Estate [Member]
Loans modified as troubled debt restructurings [Abstract]
Number of Contracts	100	191
Pre-restructuring outstanding recorded investment	12,628,000	35,690,000
Post-restructuring outstanding recorded investment	8,826,000	30,849,000
Loan loss reserve	619,000	2,213,000
Number of Contracts with subsequent default	31	55
Recorded Investment with subsequent default	2,580,000	7,893,000
Troubled debt restructurings by loan type and accrual status [Abstract]
On-non accrual status	18,203,000	25,358,000
On accrual status	17,053,000	18,711,000
Total	35,256,000	44,069,000
Construction, Land Development and Other Land [Member] | Loans Secured by Real Estate [Member]
Loans modified as troubled debt restructurings [Abstract]
Number of Contracts	15	43
Pre-restructuring outstanding recorded investment	1,755,000	12,761,000
Post-restructuring outstanding recorded investment	1,147,000	9,556,000
Loan loss reserve	67,000	733,000
Number of Contracts with subsequent default	12	21
Recorded Investment with subsequent default	1,242,000	5,355,000
Troubled debt restructurings by loan type and accrual status [Abstract]
On-non accrual status	3,995,000	13,714,000
On accrual status	8,591,000	9,918,000
Total	12,586,000	23,632,000
Commercial and Other Business Purpose Loans [Member]
Loans modified as troubled debt restructurings [Abstract]
Number of Contracts	38	116
Pre-restructuring outstanding recorded investment	4,279,000	16,948,000
Post-restructuring outstanding recorded investment	3,165,000	12,479,000
Loan loss reserve	217,000	2,407,000
Number of Contracts with subsequent default	20	18
Recorded Investment with subsequent default	2,152,000	3,558,000
Troubled debt restructurings by loan type and accrual status [Abstract]
On-non accrual status	5,885,000	8,336,000
On accrual status	7,493,000	9,876,000
Total	13,378,000	18,212,000
Consumer [Member]
Loans modified as troubled debt restructurings [Abstract]
Number of Contracts	2	6
Pre-restructuring outstanding recorded investment	39,000	325,000
Post-restructuring outstanding recorded investment	37,000	54,000
Loan loss reserve	4,000	11,000
Troubled debt restructurings by loan type and accrual status [Abstract]
On accrual status	104,000	54,000
Total	$ 104,000	$ 54,000

RELATED PARTY TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Total loans outstanding to related party	$ 23.6	$ 40.6
New loans to related party	8.1
Repayment and other reduction (including bank divestitures)	25.1
Related Party Deposit Liabilities	$ 25.4	$ 20.5

PREMISES AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment [Line Items]
Premises and equipment, gross	$ 68,175,000	$ 68,583,000
Less accumulated depreciation	(47,346,000)	(44,663,000)
Premises and equipment, net	20,829,000	23,920,000
Rent expense net of sublease income under lease agreements	6,200,000	5,600,000	7,300,000
Rent expense under leases with related party	1,500,000	2,200,000	1,800,000
Future minimum rental payments under operating leases [Abstract]
2013	7,090,000
2014	6,651,000
2015	5,835,000
2016	4,620,000
2017	3,632,000
2018 and thereafter	6,282,000
Operating Leases, Future Minimum Payments Due, Total	34,110,000
Land, Buildings and Improvements [Member]
Premises and Equipment [Line Items]
Premises and equipment, gross	16,512,000	16,454,000
Leasehold Improvements [Member]
Premises and Equipment [Line Items]
Premises and equipment, gross	15,981,000	15,962,000
Equipment, Furniture, and Software [Member]
Premises and Equipment [Line Items]
Premises and equipment, gross	$ 35,682,000	$ 36,167,000

GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GOODWILL [Abstract]
Goodwill deemed to be impaired	$ 0	$ 0	$ 64,505,000
Goodwill deemed to be impaired from Discontinued Operations			8,700,000
Total amount of goodwill impairment recorded	$ 0	$ 0	$ 55,808,000

DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits, $100,000 or More [Abstract]
Aggregate amount of time deposits of $100,000 or more	$ 430,000	$ 567,000
Maturities of Time Deposits [Abstract]
2013	520,412
2014	140,211
2015	47,347
2016	23,596
2017	12,011
2018 and thereafter	1,704
Time Deposits	$ 745,281

NOTES PAYABLE AND SHORT-TERM BORROWINGS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Notes Payable and short-term borrowings	$ 8,428	$ 50,445
Interest rates (in hundredths)	10.00%
Unused lines of credits under credit facility	113,300
Portfolio of loans pledged as assets to secure credit facilities	229,600
Gain from extinguishment of debt	0	16,861	1,255
Balance of promissory note issued to replace aircraft lease	3,500	4,100
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	5,781
2014	874
2015	927
2016	846
Total debt obligations	8,428	50,445
FHLB Borrowings [Member]
Debt Instrument [Line Items]
Notes Payable and short-term borrowings	4,937	37,955
Interest rates (in hundredths)	1.40%
Promissory Note [Member]
Debt Instrument [Line Items]
Notes Payable and short-term borrowings	3,491	12,490
Percentage on promissory notes in private offering (in hundredths)	9.00%
Maturity	Dec 31, 2013
Promissory note extinguished in exchange of shares of common stocks	4,600
Number of shares of common stock exchanged (in shares)	1,374,000
Gain from extinguishment of debt	1,300
Balance of promissory notes	$ 6,800	$ 8,400

SUBORDINATED DEBENTURES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Trust Preferred Securities [Line Items]
Net carrying amount	$ 8,428	$ 199,601
Trust Preferred securities callable period	5 years
Previously unissued common shares, issued (in shares)	19,500,000
Liquidated amount of trust-preferred securities retired as a result of exchange offer	19,500
Eliminated accrued interest payable associated with the retired securities	3,400
Amount by which regulatory capital increased	21,900
Gain on retirement of securities	16,900
Maximum deferral period for interest payment	5 years
Accrued interest on trust preferred securities	33,300	27,600
Capitol Trust I [Member]
Schedule Of Trust Preferred Securities [Line Items]
Number of shares accepted for exchange (in shares)	1,180,602
Number of trust preferred securities outstanding (in shares)	2,530,000
Capitol Trust XII [Member]
Schedule Of Trust Preferred Securities [Line Items]
Number of shares accepted for exchange (in shares)	773,934
Number of trust preferred securities outstanding (in shares)	1,454,100
Trust Preferred Securities [Member] | Subordinated Debt [Member]
Schedule Of Trust Preferred Securities [Line Items]
Aggregate liquidation amount	151,296
Net carrying amount	151,296	149,156
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust I [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Fixed (in hundredths)	8.50%
Scheduled maturity	Dec 31, 2027
Aggregate liquidation amount	13,494
Net carrying amount	13,494	13,186
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust II [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Fixed (in hundredths)	10.25%
Scheduled maturity	Dec 31, 2031
Aggregate liquidation amount	10,000
Net carrying amount	10,000	9,803
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Statutory Trust III [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Variable (in hundredths)	3.89%
Scheduled maturity	Dec 31, 2031
Aggregate liquidation amount	15,000
Net carrying amount	15,000	14,706
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust IV [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Variable (in hundredths)	3.99%
Scheduled maturity	Dec 31, 2032
Aggregate liquidation amount	3,000
Net carrying amount	3,000	2,931
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust VI [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Variable (in hundredths)	3.63%
Scheduled maturity	Dec 31, 2033
Aggregate liquidation amount	10,000
Net carrying amount	10,000	9,787
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust VII [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Fixed (in hundredths)	7.78%
Scheduled maturity	Dec 31, 2033
Aggregate liquidation amount	10,000
Net carrying amount	10,000	9,891
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Statutory Trust VIII [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Variable (in hundredths)	3.26%
Scheduled maturity	Dec 31, 2033
Aggregate liquidation amount	20,000
Net carrying amount	20,000	19,715
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust IX [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Fixed (in hundredths)	7.69%
Scheduled maturity	Dec 31, 2034
Aggregate liquidation amount	10,000
Net carrying amount	10,000	9,952
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust X [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Variable (in hundredths)	1.98%
Scheduled maturity	Dec 31, 2037
Aggregate liquidation amount	33,000
Net carrying amount	33,000	33,000
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust XI [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Variable (in hundredths)	1.96%
Scheduled maturity	Dec 31, 2037
Aggregate liquidation amount	20,000
Net carrying amount	20,000	20,000
Trust Preferred Securities [Member] | Subordinated Debt [Member] | Capitol Trust XII [Member]
Schedule Of Trust Preferred Securities [Line Items]
Current Interest Rate, Fixed (in hundredths)	10.50%
Scheduled maturity	Dec 31, 2038
Aggregate liquidation amount	6,802
Net carrying amount	$ 6,802	$ 6,185

STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION (Details) (USD $)	1 Months Ended			12 Months Ended				12 Months Ended
	Mar. 31, 2011	Jun. 30, 2010	Apr. 30, 2010	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] 0.00 to 5.99 [Member]	Dec. 31, 2012 Stock Options [Member] 6.00 to 9.99 [Member]	Dec. 31, 2012 Stock Options [Member] 20.00 to 24.99 [Member]	Dec. 31, 2012 Stock Options [Member] 35.00 or more [Member]	Dec. 31, 2012 Stock Options [Member] Minimum [Member]	Dec. 31, 2011 Stock Options [Member] Minimum [Member]	Dec. 31, 2010 Stock Options [Member] Minimum [Member]	Dec. 31, 2012 Stock Options [Member] Maximum [Member]	Dec. 31, 2011 Stock Options [Member] Maximum [Member]	Dec. 31, 2010 Stock Options [Member] Maximum [Member]
STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION [Abstract]
Number of authorized shares (in shares)	1,520,000,000
Increase in authorized shares (in shares)	70,000,000
Class of Stock [Line Items]
Number of authorized shares classified as common stock (in shares)	1,500,000,000			1,500,000,000		1,500,000,000
Number of authorized shares classified as preferred stock (in shares)	20,000,000			700,000		700,000
Series A noncumulative perpetual preferred stock issued (in shares)		95,000		50,980		50,980
Preferred shares issued to consolidated subsidiary (in shares)		44,020
Remaining preferred shares issued to bank-development company		50,980
Liquidation preference of preferred shares issued (in dollars per share)		$ 100		$ 100		$ 100
Preferred stock, aggregate liquidation preference		$ 9,500,000
Preferred stock, liquidated preference, amount eliminated upon consolidation		4,400,000
Callable period of preferred stock		36 months
Preferred stock callable value plus accrued dividend (in dollars per share)		$ 100
Dividend rate (in hundredths)		6.00%
Offer completed on shares of previously-unissued common stock and warrants (in shares)			2,500,000
Additional common stock purchased (in shares)			1,250,000
Net proceeds from from offering of previously-unissued common stock and warrants			6,800,000
Exercise price per warrant (in dollars per share)			$ 3.5
Warrants issued for the purchase of shares of common stocks (in shares)							75,719
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense								50,000	323,000	655,000	24,000	16,000	301,000
Future compensation expense related to unvested restricted common stock grants								14,000
Period of recognition based on weighted-average remaining vesting period								2 years 10 months 24 days
Tax benefit associated with compensation expense								0	0	0	8,000	6,000	106,000
Unvested restricted common stock [ [Roll Forward]
Unvested, beginning balance (in shares)								20,822	310,216	144,943
Granted (in shares)								0	0	224,720
Vested (in shares)								(6,822)	(240,794)	(28,372)
Forfeited (in shares)								(6,000)	(48,600)	(31,075)
Unvested, ending balance (in shares)								8,000	20,822	310,216
Weighted average grant date fair value [Roll Forward]
Unvested, beginning balance (in dollars per share)								$ 17.21	$ 5.58	$ 22.14
Granted (in dollars per share)								$ 0	$ 0	$ 1.38
Vested (in dollars per share)								$ 17.95	$ 3.58	$ 31.25
Forfeited (in dollars per share)								$ 33.16	$ 10.52	$ 29
Unvested, ending balance (in dollars per share)								$ 4.61	$ 17.21	$ 5.58
Expiration period of stock options											7 years
Stock options, number outstanding [Roll Forward]
Outstanding, beginning balance (in shares)											2,163,434	1,745,602	2,504,483
Granted (in shares)												755,000	206,656
Cancelled or expired (in shares)											(846,148)	(337,168)	(955,537)
Exercised				(145,609)	(10,000)						(250,000)		(10,000)
Outstanding, ending balance (in shares)											1,067,286	2,163,434	1,745,602
Exercise price range [Roll forward]
Outstanding, beginning balance (in dollars per share)																				$ 2.01			$ 46.2
Granted (in dollars per share)																			$ 0.06	$ 1.78		$ 0.09	$ 1.96
Cancelled or expired (in dollars per share)																		$ 0.06	$ 1.78	$ 2.01	$ 46.2	$ 37.48	$ 46.2
Exercised (in dollars per share)																		$ 0.06		$ 2.01	$ 0.06		$ 2.01
Outstanding, ending balance (in dollars per share)																		$ 0.06	$ 0.06	$ 1.78	$ 46.2	$ 46.2	$ 46.2
Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share)											$ 13.61	$ 21.53	$ 24.61
Granted (in dollars per share)												$ 0.06	$ 1.95
Cancelled or expired (in dollars per share)											$ 28.22	$ 24.32	$ 25.57
Exercised (in dollars per share)											$ 0.06		$ 2.01
Outstanding, ending balance (in dollars per share)											$ 5.2	$ 13.61	$ 21.53
Aggregate intrinsic value of exercised stock options											0	0	0
Aggregate fair value of stock options granted											0	33,000	255,000
Fair value assumption [Abstract]
Risk free interest rate, minimum (in hundredths)												0.85%	2.01%
Risk free interest rate, maximum (in hundredths)												0.88%	2.62%
Stock price volatility, minimum (in hundredths)												0.99%	0.85%
Stock price volatility, maximum (in hundredths)												1.23%	0.76%
Dividend yield (in hundredths)												0.00%	0.00%
Expected option life, minimum												5 years	4 years 6 months
Expected option life, maximum												3 years 4 months 13 days	5 years
Weighted average remaining contractual life											2 years 5 months 20 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding (in shares)											1,067,286			821,894	52,140	183,887	9,365
Weighted average exercise price (in dollars per share)											$ 5.2			$ 0.91	$ 6.04	$ 22.03	$ 46.2
Weighted average remaining contractual life														2 years 7 months 14 days	3 years 1 month 5 days	1 year 7 months 29 days	1 year
Cash received from optionees upon exercise of stock options											4,000	20,000	0
Tax benefits realized from exercise of stock options											$ 0	$ 0	$ 0

DIVESTITURES OF BANKS AND DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 30, 2009
Sale of Bank Subsidiary [Abstract]
Sale Proceeds	$ 9,700		$ 47,308	$ 76,101
Gain (Loss)	143		5,495	15,784
Income Statement of Discontinued Operations [Abstract]
Interest income	77,626		94,720	118,597
Net interest income	57,877		60,498	64,628
Provision for loan losses	2,259		43,876	164,352
Net interest income (deficiency) after provision for loan losses	56,425		24,868	(77,609)
Noninterest income, excluding gain on sale of bank subsidiaries	16,902		40,003	20,976
Gain on sale of bank subsidiaries	143		5,495	15,784
Noninterest expense	97,968		121,175	207,083
Less income tax expense	97		2,324	9,168
Loss from discontinued operations	20		1,045	2,244
Net income from discontinued operations per common share attributable to Capitol Bancorp Limited	$ 0.01		$ 0.06	$ 0.29
Assets [Abstract]
Investment securities	18,442		17,620
Portfolio loans	1,206,667		1,515,200
Less allowance for loan losses	(63,455)		(85,788)
Net portfolio loans	1,143,212		1,429,412
Other real estate owned	80,963		94,300
TOTAL ASSETS	0		253,518
Liabilities of Disposal Group, Including Discontinued Operation [Abstract]
Noninterest-bearing deposits	323,411		325,607
Interest-bearing deposits	1,220,457		1,504,595
Total deposits	1,543,868		1,830,202
Total liabilities	0		234,703
Discontinued Operations [Member]
Sale of Bank Subsidiary [Abstract]
Sale Proceeds	9,700		47,300	76,100	9,500
Gain (Loss)	143		5,495	15,784	1,200
Number of banks subsidiaries sold			8	11	1
Estimated sales proceeds from pending bank divestitures	3,300
Estimated loss on sale	3,300
Projected Gain Loss Per Share From Pending Sale	$ 0.08
Income Statement of Discontinued Operations [Abstract]
Interest income	5,694		30,103	86,688
Interest expense	1,162		5,549	18,179
Net interest income	4,532		24,554	68,509
Provision for loan losses	807		8,246	22,115
Net interest income (deficiency) after provision for loan losses	3,725		16,308	46,394
Noninterest income, excluding gain on sale of bank subsidiaries	990		3,555	6,644
Gain on sale of bank subsidiaries	143		5,495	15,784	1,200
Noninterest expense	4,741		21,989	57,410
Income (loss) before income taxes	117		3,369	11,412
Less income tax expense	97		2,324	9,168
Loss from discontinued operations	20		1,045	2,244
Net (income) loss attributable to noncontrolling interests	514		1,456	3,610
Net income (loss) from discontinued operations attributable to Capitol Bancorp Limited	534		2,501	5,854
Net income from discontinued operations per common share attributable to Capitol Bancorp Limited	$ 0.01		$ 0.06	$ 0.29
Assets [Abstract]
Cash and cash equivalents			44,754
Investment securities			10,199
Federal Home Loan Bank stock			1,001
Portfolio loans			189,069
Less allowance for loan losses			(7,492)
Net portfolio loans			181,577
Premises and equipment			3,880
Other real estate owned			7,172
Other assets			4,935
TOTAL ASSETS			253,518
Liabilities of Disposal Group, Including Discontinued Operation [Abstract]
Noninterest-bearing deposits			30,581
Interest-bearing deposits			190,771
Total deposits			221,352
Debt obligations			12,053
Other liabilities			1,298
Total liabilities			234,703
Bank of Michigan [Member]
Sale of Bank Subsidiary [Abstract]
Date Sold	Jul 27, 2012	[1]
Sale Proceeds	3,611	[1]
Gain (Loss)	(228)	[1]
Income Statement of Discontinued Operations [Abstract]
Gain on sale of bank subsidiaries	(228)	[1]
First Carolina State Bank [Member]
Sale of Bank Subsidiary [Abstract]
Date Sold	Jul 30, 2012	[1]
Sale Proceeds	1,269	[1]
Gain (Loss)	289	[1]
Income Statement of Discontinued Operations [Abstract]
Gain on sale of bank subsidiaries	289	[1]
High Desert Bank [Member]
Sale of Bank Subsidiary [Abstract]
Date Sold	Nov 19, 2012	[2]
Sale Proceeds	760	[2]
Gain (Loss)	(44)	[2]
Income Statement of Discontinued Operations [Abstract]
Gain on sale of bank subsidiaries	(44)	[2]
Mountain View Bank of Commerce [Member]
Sale of Bank Subsidiary [Abstract]
Date Sold	Jan 30, 2012	[2]
Sale Proceeds	4,060	[2]
Gain (Loss)	126	[2]
Income Statement of Discontinued Operations [Abstract]
Gain on sale of bank subsidiaries	$ 126	[2]

[1]	Previously a majority-owned subsidiary of Capitol.
[2]	Previously a majority-owned subsidiary of a bank-development subsidiary controlled by Capitol.

EMPLOYEE RETIREMENT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plans Disclosure [Abstract]
Age of full-time employees covered by contributory employee retirement savings plan	21
Percentage of employer's contribution to plan based on partial match to employee's contribution (in hundredths)	1.00%	1.00%	0.00%
Employer's contribution charged to expense	$ 294,000	$ 292,000	$ 0
Employee stock ownership plan, contributions charged to expense	$ 0	$ 0	$ 0

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal [Abstract]
Current expense	$ 170,000	$ 1,532,000	$ 3,638,000
Deferred benefit	(226,000)	(1,082,000)	(1,403,000)
Federal Income Tax Expense (Benefit)	(56,000)	450,000	2,235,000
State [Abstract]
Current expense (benefit)	1,000	(649,000)	545,000
Deferred benefit		(810,000)	(720,000)
State Income Tax Expense (Benefit)	1,000	(1,459,000)	(175,000)
Income tax expense (benefit)	(55,000)	(1,009,000)	2,060,000
Income tax expense (benefit)	(55,000)	(1,009,000)	2,060,000
Tax expense associated with jurisdictions	309,500	464,500	670,000
Federal income taxes paid	230,000	278,000	715,000
State income taxes paid	0	84,000	62,000
Differences between income taxes expense recorded and amounts computed using statutory rate [Abstract]
Federal income tax benefit computed at statutory rate of 35%	(9,618,000)	(18,527,000)	(88,306,000)
State income taxes expense (benefit)	4,502,000	(9,744,000)	(10,297,000)
Valuation allowance on deferred state income tax assets	(4,501,000)	8,285,000	10,122,000
Federal tax effect of [Abstract]
State income taxes	(1,575,000)	3,411,000	3,604,000
Valuation allowance on state taxes	1,575,000	(2,900,000)	(3,543,000)
Valuation allowance recorded for deferred federal income tax assets	(2,578,000)	23,559,000	78,162,000
Other	12,140,000	(5,093,000)	12,318,000
Income tax expense (benefit)	(55,000)	(1,009,000)	2,060,000
Net deferred income tax assets (components of other assets) [Abstract]
Allowance for loan losses	26,493,000	37,086,000
Net operating loss carryforwards of subsidiaries	131,513,000	124,613,000
Deferred compensation	789,000	1,060,000
Depreciation	(765,000)	(1,858,000)
Start-up costs of de novo banks	624,000	1,043,000
Fair value adjustment for investment securities available for sale	(37,000)	(36,000)
Other real estate owned	12,095,000	16,585,000
Net deferred costs of loan originations	(181,000)	(448,000)
Unaccrued interest income on nonperforming loans	5,518,000	7,021,000
Other, net	14,373,000	21,766,000
Deferred Tax Assets, Gross	190,422,000	206,832,000
Less valuation allowance	(190,457,000)	(205,875,000)
Deferred Tax Assets, Net of Valuation Allowance	(35,000)	957,000
Operating Loss Carryforwards [Line Items]
Tax years that remain subject to examination by major tax jurisdiction	2009
Income tax examination, liability recorded	6,400,000
Income Tax Examination, Interest from Examination	422,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	336,603,000
Federal [Member] | 2019-2021 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	12,000
Federal [Member] | 2022-2024 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	496,000
Federal [Member] | 2025-2028 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	41,733,000
Federal [Member] | 2029-2032 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	294,362,000
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	196,990,000
State [Member] | 2013-2015 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	106,979,000
State [Member] | 2016-2018 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	27,781,000
State [Member] | 2019-2021 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,778,000
State [Member] | 2022-2024 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,133,000
State [Member] | 2025-2028 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	23,001,000
State [Member] | 2029-2032 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 35,318,000

NET LOSS PER SHARE ATTRIBUTABLE TO CAPITOL BANCORP LIMITED (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss per common share attributable to Capitol Bancorp Limited [Abstract]
Numerator-net loss attributable to Capitol Bancorp Limited	$ (25,474)	$ (45,427)	$ (225,215)
Denominator for basic and diluted net loss per share-weighted average number of common shares outstanding excluding unvested restricted shares of common stock (in shares)	41,070	38,817	20,186
Net income (loss) per common share attributable to Capitol Bancorp Limited:
From continuing operations	$ (0.63)	$ (1.23)	$ (11.45)
From discontinued operations	$ 0.01	$ 0.06	$ 0.29
Total net loss per common share attributable to Capitol Bancorp Limited (in dollars per share)	$ (0.62)	$ (1.17)	$ (11.16)
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive stock options excluded from diluted net loss per share computation (in shares)	1,067	2,163	1,746
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive unvested restricted shares of stock excluded from basic and diluted net loss per share common computation (in shares)	8	21	310
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive warrants to purchase common stock excluded from diluted net loss per share computation (in shares)	1,250	1,326	1,326

FAIR VALUE - Assets Measured at Fair Value on Recurring and Nonrecurring Basis (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Fair Value [Abstract]
Liabilities measured at fair value	$ 0		$ 0
Assets measured at fair value on recurring and nonrecurring basis [Abstract]
Investment securities available for sale, Assets	15,706,000		14,883,000
Thresholds of loans for internally-developed evaluations	250,000
Carrying Value [Member]
Assets measured at fair value on recurring and nonrecurring basis [Abstract]
Investment securities available for sale, Assets	15,706,000		14,883,000
Significant Other Observable Inputs (Level 2) [Member] | Estimate Fair Value [Member]
Assets measured at fair value on recurring and nonrecurring basis [Abstract]
Investment securities available for sale, Assets	15,706,000		14,883,000
Recurring [Member] | Estimate Fair Value [Member]
Assets measured at fair value on recurring and nonrecurring basis [Abstract]
United States Treasury	3,500,000		4,013,000
United States Government Agency	3,987,000
Mortgage-backed	8,219,000		10,592,000
Municipalities			278,000
Investment securities available for sale, Assets	15,706,000		14,883,000
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Estimate Fair Value [Member]
Assets measured at fair value on recurring and nonrecurring basis [Abstract]
United States Treasury	3,500,000		4,013,000
United States Government Agency	3,987,000
Mortgage-backed	8,219,000		10,592,000
Municipalities			278,000
Investment securities available for sale, Assets	15,706,000		14,883,000
Nonrecurring [Member] | Estimate Fair Value [Member]
Assets measured at fair value on recurring and nonrecurring basis [Abstract]
Impaired Loans	116,977,000	[1]	175,084,000	[1]
Other real estate owned	80,963,000	[1]	94,300,000	[1]
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Estimate Fair Value [Member]
Assets measured at fair value on recurring and nonrecurring basis [Abstract]
Impaired Loans	116,977,000	[1]	175,084,000	[1]
Other real estate owned	$ 80,963,000	[1]	$ 94,300,000	[1]

[1]	Represents carrying value based on the appraised value of the applicable collateral or other real estate owned or other estimates of fair value (less estimated costs to sell).

FAIR VALUE - Carrying Value and Estimated Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities: [Abstract]
Available for sale	$ 15,706	$ 14,883
Carrying Value [Member]
Financial assets: [Abstract]
Cash	56,582	37,162
Cash equivalents	270,265	315,205
Loans held for sale		2,129
Investment securities: [Abstract]
Available for sale	15,706	14,883
Held for long-term investment	2,736	2,737
Total investment securities	18,442	17,620
Federal Home Loan Bank and Federal Reserve Bank stock	10,531	12,807
Loans secured by real estate: [Abstract]
Commercial	756,970	893,644
Residential Real Estate Loans Fair Value Disclosure	253,693	325,730
Construction, land development and other land	56,425	102,414
Total loans secured by real estate	1,067,088	1,321,788
Commercial And Other Business Purposes Loans Fair Value Disclosure	128,096	178,417
Consumer Loans Receivable Fair Value Disclosure	9,324	12,216
Other Loans Receivable Fair Value Disclosure	2,159	2,779
Total portfolio loans	1,206,667	1,515,200
Less allowance for loan losses	(63,455)	(85,788)
Net portfolio loans	1,143,212	1,429,412
Deposits: [Abstract]
Noninterest-bearing	323,411	325,607
Interest-bearing: [Abstract]
Demand accounts	475,176	486,120
Time certificates of less than $100,000	315,647	451,795
Time Deposits 100000 Or More Fair Value Disclosure	429,634	566,680
Total interest-bearing deposits	1,220,457	1,504,595
Total deposits	1,543,868	1,830,202
Notes payable and other borrowings	8,428	50,445
Subordinated debentures		149,156
Estimate Fair Value [Member]
Investment securities: [Abstract]
Total investment securities	18,442	16,864
Loans secured by real estate: [Abstract]
Total loans secured by real estate	1,063,446	1,317,508
Total portfolio loans	1,202,856	1,510,849
Net portfolio loans	1,139,401	1,425,061
Interest-bearing: [Abstract]
Total interest-bearing deposits	1,226,005	1,513,901
Total deposits	1,549,416	1,839,508
Estimate Fair Value [Member] | Fair Value, Level 1 [Member]
Financial assets: [Abstract]
Cash	56,582	37,162
Deposits: [Abstract]
Noninterest-bearing	323,411	325,607
Estimate Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial assets: [Abstract]
Cash equivalents	270,265	315,205
Loans held for sale		2,129
Investment securities: [Abstract]
Available for sale	15,706	14,883
Federal Home Loan Bank and Federal Reserve Bank stock	10,531	12,807
Interest-bearing: [Abstract]
Demand accounts	475,176	486,120
Estimate Fair Value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Investment securities: [Abstract]
Held for long-term investment	2,736	1,981
Loans secured by real estate: [Abstract]
Commercial	753,298	890,033
Residential Real Estate Loans Fair Value Disclosure	253,625	325,044
Construction, land development and other land	56,523	102,431
Commercial And Other Business Purposes Loans Fair Value Disclosure	127,816	178,402
Consumer Loans Receivable Fair Value Disclosure	9,565	12,395
Other Loans Receivable Fair Value Disclosure	2,029	2,544
Less allowance for loan losses	(63,455)	(85,788)
Interest-bearing: [Abstract]
Time certificates of less than $100,000	318,385	456,974
Time Deposits 100000 Or More Fair Value Disclosure	432,444	570,807
Notes payable and other borrowings	9,671	50,824
Subordinated debentures		$ 123,452

COMMITMENTS, GUARANTEES AND OTHER CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Expiration period of loan commitments	1 year
Amount of reserve balance required to be maintained by subsidiaries	$ 0	$ 25,000
Guarantor Obligations [Line Items]
Percentage ownership in affiliate (in hundredths)	50.00%
Number of securities owned in failed community bank in Florida	0
Aggregate loss to the FDIC on failed community bank	23,600,000
Period required by the FDIC to assess potential cross-guaranty liability from the date of notice	2 years
Additional period for statute of limitation for banks to take action against FDIC	2 years
Financial Guarantee [Member]
Guarantor Obligations [Line Items]
Amount of secured borrowings guaranteed for affiliate	2,500,000
Percentage ownership in affiliate (in hundredths)	50.00%
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks, amount, liability	4,200,000	4,800,000
Unused lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks, amount, liability	$ 87,700,000	$ 98,400,000

CAPITAL REQUIREMENTS AND RELATED REGULATORY MATTERS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Tier 1 capital to average adjusted total assets: [Abstract]
Tier 1 capital to average adjusted total assets, minimum required amount	$ 66,520	[1]	$ 92,356	[1]
Tier 1 capital to average adjusted total assets, actual amount	(144,341)		(109,146)
Tier 1 capital to average adjusted total assets, ratio (in hundredths)	(8.68%)		(4.73%)
Tier 1 capital to risk-weighted assets: [Abstract]
Tier 1 capital to risk-weighted assets, Minimum required amount	49,402	[2]	68,615	[2]
Tier 1 capital to risk-weighted assets, Actual amount	(144,341)		(109,146)
Tier 1 capital to risk-weighted assets, Ratio (in hundredths)	(11.69%)		(6.36%)
Combined Tier 1 and Tier 2 capital to risk-weighted assets: [Abstract]
Combined Tier 1 and Tier 2 capital to risk-weighted assets, Minimum required amount	98,805	[3]	137,231	[3]
Combined Tier 1 and Tier 2 capital to risk-weighted assets, Actual amount	(144,341)		(109,146)
Combined Tier 1 and Tier 2 capital to risk-weighted assets, Ratio (in hundredths)	(11.69%)		(6.36%)
Minimum required ratio of Tier 1 capital to average assets (in hundredths)	4.00%
Minimum required ratio of Tier 1 capital to risk-weighted assets (in hundredths)	4.00%
Minimum required ratio of Tier 1 and Tier 2 capital to risk-weighted assets (in hundredths)	8.00%
Amount excluded from previously qualifying Tier 2 capital	$ 167,300		$ 171,500
Tier two risk based capital specified as percentage of tier one risk based capital, maximum (in hundredths)	100.00%

[1]	The minimum required ratio of Tier 1 capital to average adjusted total assets to be considered adequately-capitalized is 4%.
[2]	The minimum required ratio of Tier 1 capital to risk-weighted assets to be considered adequately-capitalized is 4%.
[3]	The minimum required ratio of Tier 1 and Tier 2 capital to risk-weighted assets to be considered adequately-capitalized is 8%.

PARENT COMPANY FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Money market funds on deposit, principally with subsidiary banks	$ 270,265	$ 315,205
Cash and cash equivalents	326,847	352,367	384,525
Investment securities	18,442	17,620
Loans, net	1,143,212	1,429,412
Equipment, software and furniture, net	20,829	23,920
Other assets	13,464	14,249
TOTAL ASSETS	1,618,252	2,205,265
Liabilities:
Debt obligations	8,428	199,601
Subordinated debentures	0	149,156
Liabilities Subject to Compromise	200,293	0
Total liabilities	1,762,368	2,313,912
Stockholders' equity deficit	(133,869)	(108,084)
TOTAL LIABILITIES AND EQUITY	1,618,252	2,205,265
Income:
Intercompany fees	2,958	3,246	4,200
Interest	77,626	94,720	118,597
Gain (loss) on sales of bank subsidiaries	143	5,495	15,784
Gain from extinguishment of debt	0	16,861	1,255
Other	10,410	15,612	11,343
Expenses:
Interest	19,749	34,222	53,969
Salaries and employee benefits	41,338	46,764	55,095
Occupancy	9,524	9,522	11,612
Equipment rent and depreciation	5,465	7,198	8,368
Goodwill impairment	0	0	55,808
Other	18,377	20,599	24,908
Loss before income tax benefit	(27,597)	(56,304)	(263,716)
Reorganization items	2,956	0	0
Loss from continuing operations	(27,445)	(52,971)	(256,608)
Income taxes (credit)	(152)	(3,333)	(7,108)
NET LOSS	(27,425)	(51,926)	(254,364)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	2	(86)	219
Comprehensive loss	(25,472)	(45,513)	(224,996)
OPERATING ACTIVITIES
NET LOSS	(27,425)	(51,926)	(254,364)
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Reorganization items	2,956	0	0
Loss on sales of other real estate owned	718	510	125
Goodwill impairment	0	0	55,808
Loss on sales of premises and equipment	60	69	393
Gain on sales of bank subsidiaries	(143)	(5,495)	(15,784)
Gain on debt extinguishment	0	(16,861)	(1,255)
NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES	(1,177)	18,572	60,178
INVESTING ACTIVITIES
Net cash investments in subsidiaries	0	0	18,949
Proceeds from sale of investment securities	17,468	11,379	22,175
Purchases of investment securities	(11,620)	(21,050)	(34,678)
Net decrease in loans	238,430	274,896	208,376
Proceeds from Sale of Other Real Estate	49,998	32,386	45,145
Proceeds from sales of equipment and furniture	62	441	416
Purchases of equipment and furniture	(1,816)	(1,068)	(4,038)
Proceeds from sales of bank subsidiaries	9,700	47,308	76,101
NET CASH PROVIDED BY INVESTING ACTIVITIES	309,626	377,179	389,619
FINANCING ACTIVITIES
Net payments on debt obligations	(2,376)	(512)	(1,372)
Net proceeds from issuance of common stock	1	0	6,870
Tax benefit (effect) from share-based payments	(29)	(256)	(293)
NET CASH USED BY FINANCING ACTIVITIES	(329,778)	(395,613)	(495,384)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(21,329)	138	(45,587)
Cash and cash equivalents at beginning of year	352,367	384,525	468,925
CASH AND CASH EQUIVALENTS AT END OF YEAR	326,847	352,367	384,525
Parent Company [Member]
Assets
Cash on deposit, principally with subsidiary banks	207	1,411
Money market funds on deposit, principally with subsidiary banks	1,427	3,234
Cash and cash equivalents	1,634	4,645	7,905
Investment securities	123	82
Loans, net	255	269
Investments in and advances to subsidiaries	96,644	111,583
Investment in and advances to Amera Mortgage Corporation	432	434
Investment in and advances to CDBL III	1,712	1,896
Equipment, software and furniture, net	1,412	1,717
Other assets	2,804	3,053
TOTAL ASSETS	105,016	123,679
Liabilities:
Accounts payable, accrued expenses and other liabilities	6,397	38,290
Debt obligations	609	12,731
Subordinated debentures		180,742
Liabilities Subject to Compromise	231,879
Total liabilities	238,885	231,763
Stockholders' equity deficit	(133,869)	(108,084)
TOTAL LIABILITIES AND EQUITY	105,016	123,679
Income:
Intercompany fees	8,359	11,120	22,057
Dividends from subsidiaries		11,000	5,000
Interest	791	2,561	996
Gain (loss) on sales of bank subsidiaries	19	(1,949)	12,749
Gain from extinguishment of debt		16,861	1,255
Other	5,404	6,219	(704)
Total income	14,573	45,812	41,353
Expenses:
Interest	6,160	6,450	15,427
Salaries and employee benefits	7,314	8,087	14,771
Occupancy	1,125	1,254	2,264
Equipment rent and depreciation	289	407	3,205
Goodwill impairment			38,718
Other	5,548	6,373	9,236
Total expenses	20,436	22,571	83,621
Loss before income tax benefit	(5,863)	23,241	(42,268)
Equity in net losses of consolidated subsidiaries	(16,832)	(69,464)	(189,553)
Reorganization items	2,956
Loss from continuing operations	(25,651)	(46,223)	(231,821)
Income taxes (credit)	(177)	(796)	(6,606)
NET LOSS	(25,474)	(45,427)	(225,215)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	2	(86)	219
Comprehensive loss	(25,472)	(45,513)	(224,996)
OPERATING ACTIVITIES
NET LOSS	(25,474)	(45,427)	(225,215)
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Equity in net losses of consolidated subsidiaries	16,832	69,464	189,553
Depreciation and amortization of intangibles	390	450	1,690
Reorganization items	2,956
Loss on sales of other real estate owned	1,316
Goodwill impairment			38,718
Loss on sales of premises and equipment		2	4
Gain on sales of bank subsidiaries	(19)	1,949	(12,749)
Gain on debt extinguishment		(16,861)	(1,255)
Realized loss on sale of investment securities			362
Decrease (increase) in amounts due from subsidiaries and other assets	2,725	(2,366)	9,367
Increase in accounts payable, accrued expenses and other liabilities	5,007	6,433	8,784
NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES	3,733	13,644	9,259
INVESTING ACTIVITIES
Net cash investments in subsidiaries	(10,545)	(48,262)	(79,084)
Proceeds from sale of investment securities		507	2,102
Purchases of investment securities			(100)
Net decrease in loans	14	4,735	4,927
Proceeds from Sale of Other Real Estate	802
Proceeds from sales of equipment and furniture		4	3,707
Purchases of equipment and furniture	(85)	(175)	(240)
Proceeds from sales of bank subsidiaries	3,099	26,543	58,796
NET CASH PROVIDED BY INVESTING ACTIVITIES	(6,715)	(16,648)	(9,892)
FINANCING ACTIVITIES
Net payments on debt obligations			(1,000)
Net proceeds from issuance of common stock			6,870
Tax benefit (effect) from share-based payments	(29)	(256)	(293)
NET CASH USED BY FINANCING ACTIVITIES	(29)	(256)	5,577
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,011)	(3,260)	4,944
Cash and cash equivalents at beginning of year	4,645	7,905	2,961
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,634	$ 4,645	$ 7,905

GOING-CONCERN CONSIDERATIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
GOING CONCERN CONSIDERATION [Abstract]
Equity deficit	$ 38,681,000	$ 144,116,000	$ 108,647,000	$ (233,606,000)
Write-off of previously recorded goodwill included in impairment charges to operations	64,500,000
Goodwill deemed to be impaired from Discontinued Operations	$ 8,700,000

Subsequent Events (Details) (Capitol National Bank [Member], USD $)	12 Months Ended
Dec. 31, 2012
Capitol National Bank [Member]
Subsequent Event [Line Items]
Estimated Sales Proceeds From Sale of Bank Shares	$ 1,000,000
Estimated Loss On Sale Of Bank Shares	$ 520,000
Controlling Ownership Of Bank	50.00%